Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-4/A
Entity Registrant Name	RAAM Global Energy Co
Entity Central Index Key	0001511139
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Jun 30, 2013
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	Each registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 55,891	$ 68,671	$ 51,743
Accounts receivable, net allowances for doubtful accounts	6,348	4,598	5,642
Revenues receivable	24,953	28,527	31,532
Income taxes receivable	1,276	1,438	2,118
Deferred tax asset - current	1,705	872
Commodity derivatives - current portion	448	2,369	12,674
Prepaid assets	7,474	3,180	4,945
Other current assets	4,469	4,063	3,919
Total current assets	102,564	113,718	112,573
Oil and gas properties (full-cost method):
Properties being amortized	1,422,664	1,340,650	1,155,894
Properties not subject to amortization	58,081	81,292	111,621
Less accumulated depreciation, depletion, and amortization	(802,542)	(767,674)	(651,608)
Net oil and gas properties	678,203	654,268	615,907
Other assets:
Other capitalized assets, net	7,196	6,771	7,183
Commodity derivatives	1,757	1,381	3,191
Other	3,172	3,316	5,698
Total other assets	12,125	11,468	16,072
Total assets	792,892	779,454	744,552
Current liabilities:
Accounts payable and accrued liabilities	36,470	19,627	52,969
Revenues payable	16,383	24,587	29,319
Interest payable - senior secured notes	7,813	6,250	6,250
Current taxes payable	12	313	399
Advances from joint interest partners		85	1,019
Commodity derivatives - current portion	1,229	1,114
Asset retirement obligations - current portion	11,027	11,195	1,778
Debt - current portion	5,685	1,975	1,929
Deferred income taxes - current portion			3,109
Total current liabilities	78,619	65,146	96,772
Other liabilities:
Commodity derivatives	393	1,091	4,244
Asset retirement obligations	28,478	28,178	25,010
Debt	2,511	52,584	2,733
Senior secured notes	251,334	199,982	199,972
Deferred income taxes	139,352	138,596	112,963
Other long-term liabilities	196	328	467
Total other liabilities	422,264	420,759	345,389
Total liabilities	500,883	485,905	442,161
Commitments and contingencies
Shareholders' equity:
Common stock, $0.01 par value, 380,000 shares authorized, 62,500 outstanding	62,478	62,478	62,478
Treasury stock at cost, 5,166 shares	(5,736)	(5,736)	(5,736)
Retained earnings	233,047	235,538	245,694
Total shareholders' equity attributable to RAAM Global	289,789	292,280	302,436
Noncontrolling interest	2,220	1,269	(45)
Total shareholders' equity	292,009	293,549	302,391
Total liabilities and shareholders' equity	$ 792,892	$ 779,454	$ 744,552

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 182	$ 185	$ 1,005
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	380,000	380,000	380,000
Common stock, shares outstanding	62,500	62,500	62,500
Treasury stock, shares	5,166	5,166	5,166

Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Gas sales	$ 15,806	$ 13,855	$ 32,492	$ 30,236	$ 63,535	$ 87,064	$ 79,331
Oil sales	22,869	29,987	49,791	58,085	119,504	113,722	83,122
Realized and unrealized gains (losses) on derivatives, net	5,726	15,902	(474)	22,319	20,769	13,650	17,417
Total revenues	44,401	59,744	81,809	110,640	203,808	214,436	179,870
Operating expenses:
Production and delivery costs	8,252	9,734	15,938	18,128	35,529	34,326	31,569
Production taxes	1,820	2,340	3,910	4,765	9,314	10,259	5,732
Workover costs	802	478	1,458	1,440	2,772	7,730	10,470
Depreciation, depletion and amortization	17,855	43,659	36,181	62,727	118,041	71,763	67,312
General and administrative expenses	4,655	4,673	9,630	10,295	20,780	28,861	16,731
Total operating expense	33,384	60,884	67,117	97,355	186,436	152,939	131,814
Income (loss) from operations	11,017	(1,140)	14,692	13,285	17,372	61,497	48,056
Other income (expenses):
Interest expense, net	(7,800)	(2,669)	(14,549)	(8,776)	(21,237)	(16,954)	(8,781)
Income (loss) from equity investment						(2,044)	(5,156)
Loss on sale or disposal of inventory					(954)	(20)	(1,463)
Other income (expense), net	(25)	25	(147)	217	431	204	434
Total other income (expenses)	(7,825)	(2,644)	(14,696)	(8,559)	(21,760)	(18,814)	(14,966)
Income (loss) before taxes	3,192	(3,784)	(4)	4,726	(4,388)	42,683	33,090
Income tax provision (benefit)	1,251	(1,924)	(26)	1,427	(1,796)	17,295	5,794
Net income (loss) including noncontrolling interest	1,941	(1,860)	22	3,299	(2,592)	25,388	27,296
Net income attributable to noncontrolling interest (net of tax)	431	86	951	203	1,314	1,524	1,682
Net income (loss) attributable to RAAM Global	$ 1,510	$ (1,946)	$ (929)	$ 3,096	$ (3,906)	$ 23,864	$ 25,614

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009 (Scenario, Previously Reported [Member])	$ 56,096	$ (5,736)	$ 187,317	$ 20,822		$ 258,499
Balance (Restatement Adjustment [Member])			33,208	(20,822)		12,386
Balance at Dec. 31, 2009	56,096	(5,736)	220,525			270,885
Balance, Shares at Dec. 31, 2009 (Scenario, Previously Reported [Member])	60,000
Balance, Shares at Dec. 31, 2009	60,000
Change in noncontrolling interest			4,702			4,702
Payment of dividends			(6,000)			(6,000)
Net income at Jan. 01, 2010 (Scenario, Previously Reported [Member])						37,551
Net income (Restatement Adjustment [Member])						(11,937)
Net income			25,614			25,614
Net income at Jan. 01, 2010 (Scenario, Previously Reported [Member])						39,233
Net income (Restatement Adjustment [Member])						(11,937)
Net income						27,296
Balance at Dec. 31, 2010 (Scenario, Previously Reported [Member])						282,374
Balance (Restatement Adjustment [Member])						12,827
Balance at Dec. 31, 2010	56,096	(5,736)	244,841			295,201
Balance, Shares at Dec. 31, 2010	60,000
Issuance of common stock (in shares)	2,500
Issuance of common stock	6,333					6,333
Purchase of noncontrolling interest	49					49
Change in noncontrolling interest			(16,948)		(1,569)	(18,517)
Payment of dividends			(6,063)			(6,063)
Net income at Jan. 01, 2011 (Scenario, Previously Reported [Member])						23,999
Net income (Restatement Adjustment [Member])						(135)
Net income						23,864
Net income at Jan. 01, 2011 (Scenario, Previously Reported [Member])						25,523
Net income (Restatement Adjustment [Member])						(135)
Net income			23,864		1,524	25,388
Balance at Dec. 31, 2011 (Scenario, Previously Reported [Member])						289,183
Balance (Restatement Adjustment [Member])						13,208
Balance at Dec. 31, 2011	62,478	(5,736)	245,694		(45)	302,391
Balance, Shares at Dec. 31, 2011	62,500
Payment of dividends			(6,250)			(6,250)
Net income at Jan. 01, 2012 (Scenario, Previously Reported [Member])						22,984
Net income (Restatement Adjustment [Member])						(26,890)
Net income						(3,906)
Net income at Jan. 01, 2012 (Scenario, Previously Reported [Member])						24,298
Net income (Restatement Adjustment [Member])						(26,890)
Net income			(3,906)		1,314	(2,592)
Balance at Dec. 31, 2012 (Scenario, Previously Reported [Member])						305,992
Balance (Restatement Adjustment [Member])						(12,443)
Balance at Dec. 31, 2012	$ 62,478	$ (5,736)	$ 235,538		$ 1,269	$ 293,549
Balance, Shares at Dec. 31, 2012	62,500

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss) including noncontrolling interest	$ 22	$ 3,299	$ (2,592)	$ 25,388	$ 27,296
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization	37,101	63,641	119,868	73,957	68,909
Deferred income taxes	(76)	(560)	21,652	14,274	(17,504)
Stock-based compensation expense				6,333
Loss on sale or disposal of inventory			954	20	1,463
Impairment of equity method investment				2,044	5,156
Changes in assets and liabilities:
Accounts and revenues receivable	1,823	4,918	4,049	6,941	687
Insurance receivable					6,050
Income tax receivables	161	1,761	680	837	(2,955)
Other current assets	(4,084)	(6,752)	666	(815)	2,370
Change in derivatives, net	962	8,086	10,076	(4,815)	23,670
Accounts payable and accrued liabilities	16,296	(6,352)	(22,118)	36,137	(5,219)
Current taxes payable	(301)	(323)	(86)	(526)	610
Interest payable on Senior Notes	1,563			1,202	5,048
Revenues payable	(8,204)	(7,468)	(4,732)	11,484	(1,372)
Other long-term liabilities	(132)	(10)	(139)	467
Net cash provided by operating activities	45,131	60,240	128,278	172,928	114,209
Investing activities
Change in investments					150
Change in advances from joint interest partners	(85)	(197)	(934)	1,019	(1,052)
Payment of prepaid drilling expenses		(1,000)		(555)
Additions to oil and gas properties and equipment	(77,181)	(120,102)	(180,500)	(227,623)	(86,936)
Purchase of noncontrolling interest				(21,000)
Proceeds from net sales of oil and gas properties	17,320	2,015	26,427	2,125
Net cash provided by (used in) investing activities	(59,946)	(119,284)	(155,007)	(246,034)	(87,838)
Financing activities
Proceeds from revolving credit facility			50,000
Proceeds from borrowings	6,757	58,212	7,101	8,037	8,874
Payments on borrowings	(53,119)	(3,345)	(7,204)	(7,347)	(119,024)
Deferred loan costs				(469)
Proceeds from issuance of 12.5% Senior Notes due 2015	51,500			51,250	148,629
Deferred bond costs	(1,540)			(1,510)	(6,701)
Payment of dividends	(1,563)	(3,125)	(6,250)	(6,063)	(6,000)
Other			10	(81)	(5)
Net cash provided by (used in) financing activities	2,035	51,742	43,657	43,817	25,773
Increase (decrease) in cash and cash equivalents	(12,780)	(7,302)	16,928	(29,289)	52,144
Cash and cash equivalents, beginning of period	68,671	51,743	51,743	81,032	28,888
Cash and cash equivalents, end of period	$ 55,891	$ 44,441	$ 68,671	$ 51,743	$ 81,032

Consolidated Statements Of Cash Flows (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Consolidated Statements Of Cash Flows [Abstract]
Senior notes interest rate	12.50%	12.50%
Maturity date of debt instrument	2015	2015

Organization And Nature Of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization And Nature Of Business [Abstract]
Organization And Nature Of Business

1.            Organization and Nature of Business

RAAM Global Energy Company (“RAAM Global” or the “Company”) is a privately held company engaged primarily in the exploration and development of oil and gas properties and in the resulting production and sale of natural gas, condensate and crude oil. The Company’s production facilities are located in the Gulf of Mexico, offshore Louisiana and onshore Louisiana, Texas, Oklahoma, and California.

1.            Organization and Nature of Business

RAAM Global Energy Company (“RAAM,” “RAAM Global,” or the “Company”) is engaged primarily in the exploration and development of oil and gas properties and in the resulting production and sale of natural gas, condensate and crude oil. The Company’s production facilities are located in the Gulf of Mexico, offshore Louisiana and onshore Mississippi, Louisiana, Texas, and Oklahoma.

Basis Of Presentation And Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis Of Presentation And Significant Accounting Policies [Abstract]
Basis Of Presentation And Significant Accounting Policies

2.            Basis of Presentation and Significant Accounting Policies

Basis of Presentation

The accompanying condensed consolidated financial statements of RAAM Global include the accounts of RAAM Global, its wholly-owned subsidiaries, and variable interest entities where RAAM Global is the primary beneficiary (accounted for as noncontrolling interest).  Intercompany accounts and transactions have been eliminated in consolidation.  The accompanying interim Condensed Consolidated Financial Statements are unaudited; however, in the opinion of the Company’s management, all adjustments necessary for a fair statement of the Company’s interim financial results have been included. These adjustments were of a normal recurring nature. The results for the interim periods are not necessarily indicative of results to be expected for any other interim period or for the entire year.

The Condensed Consolidated Balance Sheets as of December 31, 2012 were derived from audited financial statements, but do not include all disclosures required by accounting principles generally accepted in the United States (“U.S. GAAP”). Certain notes and other information have been condensed or omitted from the interim financial statements presented in this quarterly report. Therefore, these financial statements and notes should be read in conjunction with the Company’s audited annual consolidated financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2012.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The Company’s most significant financial estimates are based on remaining proved oil and gas reserves.

Oil and Gas Properties

The Company uses the full-cost method of accounting for exploration and development costs. Accordingly, all costs associated with acquisition, exploration and development of oil and gas reserves, including interest related to significant properties being evaluated and directly related overhead costs, are capitalized. Capitalized overhead costs amounted to $1.6 million and $1.2 million for the three months ended June 30, 2013 and 2012, respectively, and $3.1 million and $2.3 million for the six months ended June 30, 2013 and 2012, respectively.  The Company capitalized interest of $0.4 million and $4.3 million during the three months ended June 30, 2013 and 2012, respectively, related to significant active properties not subject to amortization.  The Company capitalized interest of $0.8 million and $4.9 million during the six months ended June 30, 2013 and 2012, respectively, related to significant active properties not subject to amortization.

All capitalized costs of oil and gas properties are amortized through depreciation, depletion and amortization (“DD&A”) using the future gross revenue method whereby the annual provision is computed by dividing revenue earned during the period by future gross revenues at the beginning of the period, and applying the resulting rate to the cost of oil and gas properties, including estimated future development and abandonment costs.

Investments in unproved properties and major development projects are not amortized until proved reserves are attributed to the projects or until impairment occurs. If the results of an assessment indicate that the properties are impaired, that portion of such costs is added to the capitalized costs to be amortized.

Unevaluated properties and associated costs not currently being amortized and included in oil and gas properties were $58.1 million and $81.3 million at June 30, 2013 and December 31, 2012, respectively. The Company believes that the unevaluated properties at June 30, 2013 will be substantially evaluated during the remainder of 2013, 2014 and 2015, and the costs will begin to be amortized at that time.

Each quarter, we review the carrying value of our capitalized oil and gas properties under the full cost accounting guidance of the SEC.  This review is referred to as a “ceiling test.” Capitalized costs, less accumulated amortization and related deferred income taxes, shall not exceed an amount equal to the sum of the estimated present value of future net cash flows from proved reserves discounted at 10%, less estimated future expenditures to be incurred in developing and producing the proved reserves based on current economic and operating conditions, plus the lower of cost or fair value of unproved properties, each after income tax effects.  To calculate estimated future net revenues, current prices are calculated using the average of the first-day-of-the-month price for the trailing 12-month period.  These prices are used except where different prices are fixed and determinable through contractual arrangements.

At June 30, 2013, the Company’s ceiling test computation did not result in a write-down and was based on twelve-month average prices of $88.13 per barrel of oil plus adjustments by lease for quality, transportation fees, and regional price differentials and $3.44 per MMBtu of natural gas plus adjustments by lease for energy content, transportation fees, and regional price differentials.  For 2012, the Company’s ceiling test computation resulted in a $37.0 million write-down and was based on twelve-month average prices of $91.21 per barrel of oil, plus adjustments and $2.76 per MMBtu of natural gas, plus adjustments.

Sales of proved and unproved properties are accounted for as adjustments of capitalized costs, with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in current income.

During the first quarter of 2013, the Company sold a 50% working interest in undeveloped acreage onshore Texas to an unrelated third party for $17.3 million. The Company will also receive a $17.3 million net carry from this unrelated third party.  The sale was recorded as a reduction to our net oil and gas properties on the accompanying condensed consolidated balance sheets, with no income statement impact because the sale did not significantly alter the relationship between capitalized costs and proved reserves.

During the fourth quarter of 2012, the Company sold approximately 40,000 acres in Oklahoma to a former joint venture partner. The sales price was approximately $10.0 million and was recorded as a reduction to our net oil and gas properties on the accompanying condensed consolidated balance sheets, with no income statement impact because the sale did not significantly alter the relationship between capitalized costs and proved reserves.

During the third quarter of 2012, the Company sold approximately 15,000 net acres in oil, gas and/or mineral leases and a total of approximately 56,000 net acres, which includes options in oil, gas and/or mineral leases, located in Texas and Louisiana and a well and related equipment located in Louisiana, along with all of our contracts and agreements related to this property to an unrelated third party.  The sales price was approximately $14.0 million and was recorded as a reduction to net oil and gas properties on the accompanying condensed consolidated balance sheets, with no income statement impact because the sale did not significantly alter the relationship between capitalized costs and proved reserves.

During the second quarter of 2012, the Company sold a wellbore and production facility in Louisiana state waters to an unrelated third party.  The sales price was approximately $2.0 million and was recorded as a reduction to our net oil and gas properties on the accompanying condensed consolidated balance sheets, with no income statement impact because the sale did not significantly alter the relationship between capitalized costs and proved reserves.

There are certain related party entities that are joint interest and revenue partners in certain of the Company’s properties. See Note 9 for further information.

Derivative Activities

The Company’s revenues are primarily the result of sales of its oil and natural gas production. Market prices of oil and natural gas may fluctuate and affect operating results. The Company engages in derivative activities that primarily include the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available.

The Company recognizes its derivative instruments on the balance sheet as either assets or liabilities measured at fair value with such amounts classified as current or long-term based on anticipated settlement dates.  The Company has not designated its derivative instruments as cash flow hedges for accounting purposes and, as a result, marks its derivative instruments to fair value and records the unrealized changes in fair value in Realized and unrealized gains (losses) on derivatives, net in the accompanying condensed consolidated statements of operations.  All realized cash settlements of derivative activities are also recorded in Realized and unrealized gains (losses) on derivatives, net in the accompanying condensed consolidated statements of operations.  See Note 5, Commodity Derivative Instruments and Derivative Activities included elsewhere in this quarterly report for further details on the unrealized changes in fair value between periods and the realized cash settlements received or paid in each reporting period.

Asset Retirement Obligations

In accordance with the provisions of Financial Accounting Standards Board (“FASB”) guidance related to accounting for asset retirement obligations (“ARO”) and FASB guidance on accounting for conditional asset retirement obligations, costs associated with the retirement of fixed assets (e.g., oil and gas production facilities, etc.) that the Company is legally obligated to incur are accrued. The fair value of the obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made.  The Company reassesses its ARO on a quarterly basis and records necessary increases or decreases as changes in estimates in the respective quarter.  The Company evaluates whether there are any indicators that suggest that the expected cash flows underlying the ARO liability have changed materially.

The associated asset retirement costs are capitalized as part of the carrying amount of the fixed asset and are depreciated over the life of the applicable asset.  Accretion of the discounted asset retirement obligations is recognized as an increase in the carrying amount of the liability and as an expense in Depreciation, depletion and amortization on the accompanying condensed consolidated statements of operations.

The change in the Company’s asset retirement obligations is set forth below:

In thousands
Balance of ARO as of January 1, 2013	$39,373
Accretion expense	679
Additions	2,313
Settlement of ARO	(1,472)
Changes in ARO estimate	(1,388)
Balance of ARO as of June 30, 2013	$39,505

 Operating Segments

The Company operates in one business segment – the exploration, development and sale of oil and gas.

New Accounting Pronouncements

On January 1, 2013 the Company adopted Accounting Standards Update (“ASU”) 2011-11, “Disclosures About Offsetting Assets and Liabilities,” (“ASU 2011-11”) which requires enhanced disclosure information about offsetting and related arrangements to enable users of the Company’s consolidated financial statements to understand the effect of these arrangements on its financial position. The Company included appropriate disclosures pursuant to ASU 2011-11 with respect to its derivative transactions, which are the only financial instruments impacted by this new disclosure requirement. The adoption of ASU 2011-11 did not result in any change to the Company's financial position and only affected disclosures included in Note 3 of the Company's condensed consolidated financial statements.

2.            Significant Accounting Policies

Basis of Accounting and Principles of Consolidation

The accompanying consolidated financial statements are presented on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles. The accompanying consolidated financial statements of RAAM Global include the accounts of RAAM Global, its wholly-owned subsidiaries, and variable interest entities where RAAM Global is the primary beneficiary. Intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The Company’s most significant financial estimates are based on remaining proved oil and gas reserves.

Financial Instruments

The Company considers all highly liquid financial instruments with an original maturity of three months or less to be cash equivalents.

The Company includes fair value information in the notes to financial statements when the fair value of its financial instruments is different from the book value.

Oil and Gas Properties

The Company uses the full-cost method of accounting for exploration and development costs. Accordingly, all costs associated with acquisition, exploration and development of oil and gas reserves, including interest related to significant properties being evaluated and directly related overhead costs, are capitalized. Capitalized overhead costs amounted to $4.9 million, $5.2 million and $4.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.  The Company capitalized interest of $6.8 million, $7.0 million and $0.7 million during the years ended December 31, 2012, 2011 and 2010, respectively, related to significant properties not subject to amortization.

All capitalized costs of oil and gas properties are amortized through depreciation, depletion and amortization (DD&A) using the future gross revenue method whereby the annual provision is computed by dividing revenue earned during the period by future gross revenues at the beginning of the period, and applying the resulting rate to the cost of oil and gas properties, including estimated future development and abandonment costs.

Investments in unproved properties and major development projects are not amortized until proved reserves are attributed to the projects or until impairment occurs. If the results of an assessment indicate that the properties are impaired, that portion of such costs is added to the capitalized costs to be amortized.

Unevaluated properties and associated costs not currently being amortized and included in oil and gas properties were $81.3 million and $111.6 million at December 31, 2012 and December 31, 2011, respectively.  The Company believes that the unevaluated properties at December 31, 2012 will be substantially evaluated during 2013, 2014 and 2015, and the costs will begin to be amortized at that time.

Each quarter, we review the carrying value of our capitalized oil and gas properties under the full cost accounting guidance of the SEC.  This review is referred to as a “ceiling test.”  Capitalized costs, less accumulated amortization and related deferred income taxes, shall not exceed an amount equal to the sum of the estimated present value of future net cash flows from proved reserves discounted at 10%, less estimated future expenditures to be incurred in developing and producing the proved reserves based on current economic and operating conditions, plus the lower of cost or fair value of unproved properties, each after income tax effects.  To calculate estimated future net revenues, current prices are calculated using the average of the first-day-of-the-month price for the trailing 12-month period.  These prices are used except where different prices are fixed and determinable through contractual arrangements.  Details specific to the Company’s ceiling tests for the periods presented in the accompanying consolidated financial statements are discussed in Note 5, Property, Plant and Equipment and Asset Retirement Obligations.

Sales of proved and unproved properties are accounted for as adjustments of capitalized costs, with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in current income.

There are certain related party entities that are joint interest and revenue partners in certain of the Company’s properties. See Note 13, Related-party Transactions, for further information.

Other Capitalized Assets

Buildings and improvements, office equipment, software, furniture, fixtures, and leased equipment are depreciated over their estimated useful lives (2 - 32 years) using the straight-line method.  See Note 5, Property, Plant and Equipment and Asset Retirement Obligations, for additional information.

Derivative Activities

The Company’s revenues are primarily the result of sales of its oil and natural gas production. Market prices of oil and natural gas may fluctuate and affect operating results. The Company engages in derivative activities that primarily include the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available.

The Company recognizes its derivative instruments on the balance sheet as either assets or liabilities measured at fair value with such amounts classified as current or long-term based on anticipated settlement dates.  The Company has not designated its derivative instruments as hedges for accounting purposes and, as a result, marks its derivative instruments to fair value and records the unrealized changes in fair value in Realized and unrealized gains on derivatives, net in the accompanying consolidated statements of operations.  All realized cash settlements of derivative activities are also recorded in Realized and unrealized gains on derivatives, net in the accompanying consolidated statements of operations.  See Note 6, Commodity Derivative Instruments and Derivative Activities for further details on the unrealized changes in fair value between periods and the realized cash settlements received or paid.

Income Taxes

The Company follows Financial Accounting Standards Board (“FASB”) guidance on accounting for income taxes. The asset and liability method prescribed by this guidance requires recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the tax bases and financial reporting bases of assets and liabilities.  Interest and penalties on tax payments are recorded as a component of the income tax provision.

Revenue Recognition and Taxes Paid to Governmental Authorities

The Company recognizes natural gas and oil sales from its interests in producing wells under the sales method of accounting. Under the sales method, the Company recognizes revenues based on the amount of natural gas or oil sold to purchasers, which may differ from the amounts to which the Company is entitled, based on its interest in the properties. Gas balancing obligations as of December 31, 2012, 2011 and 2010 were not significant.  Severance taxes paid to governments were $9.3 million, $10.3 million and $5.7 million for 2012, 2011 and 2010, respectively, and were recorded in Production taxes in the accompanying consolidated statements of operations.

Accounting for Accounts and Revenues Receivable

The Company records receivables due within one year at the outstanding value, adjusted for the allowance for doubtful accounts.  Accounts receivable is made up of joint interest billings (“JIB”) to partners for well expenses incurred prior to year-end that remain unpaid at the balance sheet date.  Revenues receivable is made up of amounts due from purchasers for oil and gas volumes sold prior to year-end that remain unpaid at the balance sheet date.  The company uses the aging of receivables to calculate the allowance for doubtful accounts.

Accounting for Asset Retirement Obligations

In accordance with the provisions of FASB guidance related to accounting for asset retirement obligations and FASB guidance on accounting for conditional asset retirement obligations, costs associated with the retirement of fixed assets (e.g., oil and gas production facilities, etc.) that the Company is legally obligated to incur are accrued. The fair value of the obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made.  The associated asset retirement costs are capitalized as part of the carrying amount of the fixed asset and are depreciated over the life of the applicable asset.  The asset retirement cost recorded in oil and gas properties being amortized was $31.3 million and $21.5 million at December 31, 2012 and December 31, 2011, respectively.  Accretion of the discounted asset retirement obligations is recognized as an increase in the carrying amount of the liability and as an expense within depreciation, depletion and amortization on the accompanying consolidated statement of operations.  See Note 5, Property, Plant and Equipment and Asset Retirement Obligations, for additional information.

Operating Segments

The Company operates in one business segment - the exploration, development and sale of oil and gas.

New Accounting Pronouncements

In June 2011, the FASB issued ASU Number 2011-05, amending Topic 220 – Comprehensive Income, which the Company adopted on January 1, 2012.  The ASU modifies alternative presentation standards, eliminating the option for disclosure of the elements of other comprehensive income within the statement of shareholder’s equity.  Adoption of this ASU by the Company did not have a material impact on the Company’s consolidated financial statements.  In December 2011, the FASB issued ASU Number 2011-12, which defers the effective date of amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in ASU Number 2011-05.  This ASU supersedes certain pending paragraphs in ASU Number 2011-05.

In February 2013, the FASB issued ASU No. 2013-02, amending Topic 220 – Comprehensive Income.  ASU 2013-02 requires an entity to provide information in one location about amounts reclassified out of accumulated other comprehensive income by component and their corresponding effect on net income if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts not required to be reclassified to net income in their entirety, an entity is required to cross-reference to related footnote disclosures.  The amendments in ASU 2013-02 will be required in interim reporting periods and are effective prospectively for the Company in the first quarter of 2013.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

3.            Fair Value Measurements

FASB guidance establishes a three-level hierarchy for fair value measurements. The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

·	Level 1 – Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.
·

Level 2 – Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

·	Level 3 – Valuation is based upon other unobservable inputs that are significant to the fair value measurements.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement. At June 30, 2013 and December 31, 2012, the Company’s commodity derivative contracts were recorded at fair value. The fair values of these instruments were measured using valuations based upon quoted prices for similar assets and liabilities in active markets valued by reference to similar financial instruments, adjusted for credit risk and restrictions and other terms specific to the contracts (Level 2).

The following table presents the Company’s derivative assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurements Using
In Thousands	Quoted Price in Active Markets (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value	Netting(1)	Carrying Amount
June 30, 2013
Assets:
Commodity derivatives	$-	$3,283	$-	$3,283	$(1,078)	$2,205
Liabilities:
Commodity derivatives	-	(2,700)	-	(2,700)	1,078	(1,622)
December 31, 2012
Assets:
Commodity derivatives	$-	$8,429	$-	$8,429	$(4,679)	$3,750
Liabilities:
Commodity derivatives	-	(6,884)	-	(6,884)	4,679	(2,205)

(1)            The derivative fair values are based on analysis of each contract on a gross basis, even where the legal right of offset exists.

The Company accounts for derivative instruments in accordance with ASC Topic 815, “Derivatives and Hedging,” and all derivative instruments are reflected as either assets or liabilities at fair value in the accompanying condensed consolidated balance sheets. These fair values are recorded by netting asset and liability positions where counterparty master netting arrangements contain provisions for net settlement. The fair market value of the Company’s derivative assets and liabilities and their locations on the accompanying condensed consolidated balance sheets are as follows:

	Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
Description	June 30, 2013	December 31, 2012
In thousands
Assets:
Fair value of commodity derivatives - current assets	$448	$2,369
Fair value of commodity derivatives - long-term assets	1,757	1,381
Total Assets	$2,205	$3,750

Liabilities:
Fair value of commodity derivatives - current liabilities	$(1,229)	$(1,114)
Fair value of commodity derivatives - long-term liabilities	(393)	(1,091)
Total Liabilities	$(1,622)	$(2,205)

During September 2010, July 2011 and April 2013, the Company issued senior secured notes (the “Notes”).  At June 30, 2013, the fair value of the Notes was estimated to be approximately $260.0 million, based on the prices the bonds have recently been quoted at in the market, which represent Level 2 inputs.  As of June 30, 2013, a total of $250.0 million notional amount of the Notes was outstanding.  The carrying amount of the Notes including unamortized premium and discount was $251.3 million as of June 30, 2013.  See Note 6, Debt for further information.

The carrying value of Cash and cash equivalents, Accounts receivable, Revenues receivable, Accounts payable, and Revenues payable approximate fair value because of the short-term maturity of those instruments.  Borrowings under the Amended Revolving Credit Facility (as defined in Note 6) are at variable interest rates and accordingly their carrying amounts approximate fair value.

3.            Fair Value Measurements

FASB guidance establishes a three-level hierarchy for fair value measurements. The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date as follows:

·	Level 1 – Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.
·

Level 2 – Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

·	Level 3 – Valuation is based upon other unobservable inputs that are significant to the fair value measurements.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement. At December 31, 2012 and 2011, the Company’s commodity derivative contracts were recorded at fair value. The fair values of these instruments were measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and are valued by reference to similar financial instruments, adjusted for credit risk and restrictions and other terms specific to the contracts.

	Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
Description	December 31, 2012	December 31, 2011
In thousands
Assets:
Fair value of commodity derivatives - current assets	$2,369	$12,674
Fair value of commodity derivatives - long-term assets	1,381	3,191
Total Assets	$3,750	$15,865

Liabilities:
Fair value of commodity derivatives - current liabilities	$(1,114)	$-
Fair value of commodity derivatives - long-term liabilities	(1,091)	(4,244)
Total Liabilities	$(2,205)	$(4,244)

2015 Senior Secured Notes

During September 2010 and July 2011, the Company issued Senior Secured Notes.  At December 31, 2012, the fair value of the Notes was estimated to be $206.0 million, based on the prices the bonds have recently been quoted at in the market, which represent level two inputs.  As of December 31, 2012, a total of $200.0 million notional amount of the Notes was outstanding.  The carrying amount of the Notes was $200.0 million as of December 31, 2012.

Amended Revolving Credit Facility

The borrowing base for the Amended Revolving Credit Facility is $62.5 million of which $50.0 million was drawn at December 31, 2012 and zero was drawn at December 31, 2011.  The carrying amount of the revolving credit facility approximates the fair value due to the variable interest rate on this debt.

The book values of those financial instruments that are classified as current assets or liabilities approximate fair value because of the short maturity of those instruments.

Accounts And Revenues Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounts And Revenues Receivable [Abstract]
Accounts And Revenues Receivable

4.            Accounts and Revenues Receivable

Accounts and revenues receivable at June 30, 2013 and December 31, 2012 were $31.3 million and $33.1 million, respectively, all of which were due from companies in the oil and gas industry. Of the revenues receivable, $22.3 million and $24.0 million were due from five companies at June 30, 2013 and December 31, 2012, respectively.

Since all of RAAM Global’s accounts receivable from purchasers and joint interest owners at June 30, 2013 and December 31, 2012 resulted from sales of crude oil, condensate, natural gas and/or joint interest billings to third-party companies in the oil and gas industry, this concentration of customers and joint interest owners may impact the Company’s overall credit risk, either positively or negatively, in that these entities may be similarly affected by changes in economic or other conditions. Management believes that allowances for doubtful accounts were adequate to absorb estimated losses as of June 30, 2013 and December 31, 2012. Management obtains letters of credit from its major purchasers and continually evaluates the creditworthiness of its partners.

4.            Accounts and Revenues Receivable

Accounts and revenues receivable at December 31, 2012 and 2011 were $33.1 million and $37.2 million, respectively, all of which were due from companies in the oil and gas industry. Of the revenues receivable, $24.0 million was due from five companies and $27.0 million was due from five companies at December 31, 2012 and December 31, 2011, respectively.

Since all of RAAM Global’s accounts receivable from purchasers and joint interest owners at December 31, 2012 and December 31, 2011 resulted from sales of crude oil, condensate, natural gas and/or joint interest billings to third-party companies in the oil and gas industry, this concentration of customers and joint interest owners may impact the Company’s overall credit risk, either positively or negatively, in that these entities may be similarly affected by changes in economic or other conditions. Management believes that allowances for doubtful accounts were adequate to absorb estimated losses as of December 31, 2012 and December 31, 2011. Management obtains letters of credit from its major purchasers and continually evaluates the creditworthiness of its partners.

The Company sold natural gas and oil production representing 10% or more of its natural gas and oil revenues for the years ended December 31, 2012, 2011 and 2010 to the following customers as listed below. In the exploration, development, and production business, production is normally sold to relatively few customers. However, based on the current demand for natural gas and oil, management believes that the loss of any major customers would not have a material adverse effect on operations.  The Company believes that it could replace any one of the major customers if necessary without a major disruption in sales.

	2012	2011	2010
Company A	35%	12%	(a)
Company B	17%	15%	(a)
Company C	14%	15%	12%
Company D	10%	(a)	(a)
Company E	(a)	(a)	20%
Company F	(a)	27%	45%

__________

(a) Revenues from this customer were less than 10% in this year.

Property, Plant And Equipment And Asset Retirement Obligations	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment And Asset Retirement Obligations [Abstract]
Property, Plant And Equipment And Asset Retirement Obligations

5.              Property, Plant and Equipment and Asset Retirement Obligations

Property, plant and equipment consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011
	(As Restated)	(As Restated)
Oil and natural gas properties (full cost method):
Properties being amortized	$1,340,650	$1,155,894
Properties not subject to amortization	81,292	111,621
Total oil and natural gas properties	1,421,942	1,267,515
Less accumulated depreciation, depletion and amortization	(767,674)	(651,608)
Net oil and gas properties	654,268	615,907

Land	1,025	1,025
Buildings and improvements	6,406	6,406
Office equipment and software	4,862	4,665
Leased equipment	345	345
Furniture and fixtures	731	726
Total	13,369	13,167
Less accumulated depreciation	(6,598)	(5,984)
Net capitalized costs	6,771	7,183
Capitalized assets, net	$661,039	$623,090

The Company utilizes useful lives of 31.5 years for buildings and improvements,  3 to 5 years for office equipment and software, 2 to 5 years for leased equipment and 7 years for furniture and fixtures when calculating depreciation.

Oil and Gas Properties

For the year ended December 31, 2012, the Company’s ceiling test computation resulted in a write-down of $37.0 million and was based on twelve-month average prices of $91.21 per barrel of oil plus adjustments by lease for quality, transportation fees, and regional price differentials and $2.76 per MMBtu of natural gas plus adjustments by lease for energy content, transportation fees, and regional price differentials.  The write-down of $37.0 million was recorded in Depreciation, depletion and amortization in the consolidated statement of operations.  For the year ended December 31, 2011, the Company’s ceiling test computation did not result in a write-down and was based on twelve-month average prices of $92.71 per barrel of oil, plus adjustments, and $4.12 per MMBtu of natural gas, plus adjustments.  For the year ended December 31, 2010, the Company’s ceiling test computation did not result in a write-down and was based on twelve-month average prices of $75.96 per barrel of oil, plus adjustments and $4.38 per MMBtu of natural gas, plus adjustments.

Sale of Oil and Gas Properties

During the fourth quarter of 2012, the Company sold approximately 40,000 acres in Oklahoma to a former joint venture partner.  The sales price was approximately $10.0 million and was recorded as a reduction to our net oil and gas properties on the accompanying consolidated balance sheets, with no income statement impact because the sale does not significantly alter the relationship between capitalized costs and proved reserves.

During the third quarter of 2012, the Company sold approximately 15,000 net acres in oil, gas and/or mineral leases and a total of approximately 56,000 net acres, which includes options in oil, gas and/or mineral leases, located in Texas and Louisiana and a well and related equipment located in Louisiana, along with all of our contracts and agreements related to this property to an unrelated third party.  The sales price was approximately $14.0 million and was recorded as a reduction to net oil and gas properties on the accompanying consolidated balance sheets, with no income statement impact because the sale does not significantly alter the relationship between capitalized costs and proved reserves.

During the second quarter of 2012, the Company sold a wellbore and production facility in Louisiana state waters to an unrelated third party.  The sales price was approximately $2.0 million and was recorded as a reduction to our net oil and gas properties on the accompanying consolidated balance sheets, with no income statement impact because the sale does not significantly alter the relationship between capitalized costs and proved reserves.

During the second quarter of 2011, the Company sold approximately 16,000 acres onshore Mississippi to an unrelated third party oil and gas company. The sales price was approximately $2.2 million and was recorded  as a reduction to our net oil and gas properties on the accompanying consolidated balance sheets, with no income statement impact because the sale does not significantly alter the relationship between capitalized costs and proved reserves.

During the fourth quarter of 2010, the Company finalized an agreement to sell approximately 69,000 acres onshore Louisiana to an unrelated third party oil and gas company.  The sales price was $13.7 million and was recorded  as a reduction to our net oil and gas properties on the accompanying consolidated balance sheets, with no income statement impact because the sale does not significantly alter the relationship between capitalized costs and proved reserves.

Asset Retirement Obligations

The change in the Company’s asset retirement obligations (ARO) is set forth below:

In thousands
Balance of ARO as of January 1, 2010	$20,005
Accretion expense	1,434
Additions	655
Settlement of ARO	(1,415)
Changes in ARO estimates	2,673
Balance of ARO as of December 31, 2010	23,352
Accretion expense	681
Additions	1,389
Settlement of ARO	(1,067)
Changes in ARO estimates	2,433
Balance of ARO as of December 31, 2011	26,788
Accretion expense	1,362
Additions	2,301
Settlement of ARO	(827)
Changes in ARO estimates	9,749
Balance of ARO as of December 31, 2012	$39,373

A portion of the increase in the ARO estimate during 2012 is related to a transaction with a former partner in which we obtained their interest in a property, along with a cash settlement from them for their portion of the ARO.  Their portion of the ARO on this property is now included in our ARO estimate.  In connection with this agreement, we obtained updated third party estimates of certain offshore AROs. Based on new government regulations as well as increased costs to perform plugging and abandonment work in the Gulf of Mexico, the ARO has increased substantially.  As a result, we have re-evaluated our AROs recorded for properties in this area.  Additionally, Hurricane Isaac impacted one of our wells causing changes in the ARO estimate for this well.

The change in estimate during 2011 was primarily due to an increase in the Company’s share of plugging and abandonment obligations on one field in the Gulf of Mexico due to the Company now being responsible for a higher percentage of the plugging and abandonment on certain wells that the former owner used to share in.  The change in estimate during 2010 was primarily due to changes in estimated future prices to perform plugging and abandonment work in shallow waters.

The asset retirement cost recorded in oil and gas properties being amortized at December 31, 2012 and 2011 was $14.4 million and $6.4 million, net of depreciation of $16.9 million and $15.1 million, respectively.  Accretion of the asset retirement obligation is recorded in the accompanying consolidated statement of operations in Depreciation, depletion and amortization.

Commodity Derivative Instruments And Derivative Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commodity Derivative Instruments And Derivative Activities [Abstract]
Commodity Derivative Instruments And Derivative Activities

5.            Commodity Derivative Instruments and Derivative Activities

In order to manage the variability in cash flows associated with the sale of its oil and gas production, the Company has developed a strategy to combine the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available. The use of derivatives involves the risk that the counterparties to such instruments will be unable to meet the financial terms of those contracts. Our derivative contracts are with multiple counterparties to minimize our exposure to any individual counterparty.

With respect to any collar transaction, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction, and the Company is required to make payment to the counterparty if the settlement price for any settlement period is above the ceiling price of such transaction. For any particular floor contract, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction. The Company is not required to make any payment in connection with the settlement of a floor contract.

All of the Company’s commodity derivative transactions are settled based on reported settlement prices on the New York Mercantile Exchange (“NYMEX”). The estimated fair value of these transactions is based on various factors that include closing exchange prices on the NYMEX, over-the-counter quotations, volatility and the time value of options. The calculation of the fair value of collars and floors utilizes the Black-Scholes option-pricing model.  See Note 2, Basis of Presentation and Significant Accounting Policies, for additional information on the Company’s derivative activities.

The table below summarizes the amount of derivative instrument gains and losses reported in the condensed consolidated statements of operations as Realized and unrealized gains (losses) on derivatives, net, for the periods indicated.  These derivative instruments are not designated as hedging instruments for accounting purposes.

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Commodity derivatives:
Realized (losses) gains	$(1,492)	$3,354	$488	$30,405
Unrealized gains (losses)	7,218	12,548	(962)	(8,086)
Realized and unrealized gains (losses) on derivatives, net	$5,726	$15,902	$(474)	$22,319

Due to the volatility of oil and natural gas prices, the estimated fair values of the Company’s commodity derivative instruments are subject to large fluctuations from period to period.  The Company has experienced the effects of these commodity price fluctuations in both the current period and prior periods and expects that volatility in commodity prices will continue.

As of June 30, 2013, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast natural gas production for 2013, 2014 and 2015:

		Volume in	NYMEX
	Contract	MMBtus/	Strike
Remaining Contract Term	Type	Month	Price
July 2013 - September 2013	Swap	30,667	$ 3.70
July 2013 - December 2013	Swap	153,333	$ 3.67
July 2013 - December 2013	Swap	288,583	$ 3.81
July 2013 - December 2013	Swap	114,933	$ 3.79
July 2013 - December 2013	Swap	166,119	$ 3.86
July 2013 - December 2013	Swap	29,130	$ 3.91
January 2014 - June 2014	Swap	150,833	$ 4.09
January 2014 - December 2014	Swap	152,083	$ 3.67
January 2014 - December 2014	Swap	121,083	$ 4.15
January 2014 - December 2014	Swap	79,850	$ 4.00
July 2014 - December 2014	Swap	30,667	$ 4.00
January 2015 - December 2015	Swap	167,042	$ 4.94
January 2015 - December 2015	Swap	85,433	$ 4.35

As of June 30, 2013, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast oil production for 2013 and 2014:

		Volume in	NYMEX
	Contract	BBls/	Strike
Remaining Contract Term	Type	Month	Price
July 2013 - December 2013	Call - Sell	13,401	$ 125.00
July 2013 - December 2013	Swap	5,088	$ 95.72
July 2013 - December 2013	Put - Sell	21,467	$ 70.00
July 2013 - December 2013	Put - Buy	21,467	$ 70.00
July 2013 - December 2013	Call - Sell	13,401	$ 109.10
July 2013 - December 2013	Call - Buy	13,401	$ 109.10
July 2013 - December 2013	Call - Sell	13,401	$ 105.25
July 2013 - December 2013	Call - Buy	13,401	$ 125.00
July 2013 - December 2013	Swap	9,792	$ 95.35
July 2013 - December 2013	Swap	15,333	$ 85.50
January 2014 - June 2014	Swap	24,133	$ 85.40
January 2014 - September 2014	Put - Sell	21,233	$ 63.60
July 2014 - September 2014	Swap	21,467	$ 85.90

Additional information regarding the fair value of the Company’s derivatives can be referenced in Note 3, Fair Value Measurements.

6.            Commodity Derivative Instruments and Derivative Activities

In order to manage the variability in cash flows associated with the sale of its oil and gas production, the Company has developed a strategy to combine the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available. The use of derivatives involves the risk that the counterparties to such instruments will be unable to meet the financial terms of those contracts. At December 31, 2012, Shell Energy North America (US), L.P., Union Bank of California N.A., BNP PARIBAS, NATIXIS and Regions Bank are the derivatives counterparties being used by the Company.

With respect to any collar transaction, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction, and the Company is required to make payment to the counterparty if the settlement price for any settlement period is above the ceiling price of such transaction. For any particular floor contract, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction. The Company is not required to make any payment in connection with the settlement of a floor contract.

All of the Company’s commodity derivative transactions are settled based on reported settlement prices on the NYMEX. The estimated fair value of these transactions is based on various factors that include closing exchange prices on the NYMEX, over-the-counter quotations, volatility and the time value of options. The calculation of the fair value of collars and floors utilizes the Black-Scholes option-pricing model. Since these transactions were not designated as cash flow hedges for accounting purposes, the Company marks its derivative instruments to fair value and records the unrealized changes in fair value in Realized and unrealized gains on derivatives, net in the accompanying consolidated statements of operations. All realized cash settlements of derivative activities are also recorded in Realized and unrealized gains on derivatives, net in the accompanying consolidated statements of operations.

At December 31, 2012, $1.5 million represented the fair value of the commodity derivatives.  This $1.5 million was made up of approximately $3.7 million in assets, which were recorded in both current and long term assets and $2.2 million in liabilities recorded in current and long-term liabilities.  At December 31, 2011, $11.6 million represented the fair value of the commodity derivatives. This $11.6 million was made up of approximately $15.9 million in assets, which were recorded in both current and long term assets and approximately $4.3 million in liabilities recorded in long-term liabilities.

The table below summarizes the amount of derivative instrument gains and losses reported in the consolidated statements of operations as Realized and unrealized gains on derivative instruments, net, for the periods indicated.  These derivative instruments are not designated as hedging instruments for accounting purposes.

	2012	2011	2010
Commodity derivatives:	(As Restated)	(As Restated)	(As Restated)
Realized gains	$30,846	$8,835	$41,087
Unrealized gains (losses)	(10,077)	4,815	(23,670)
Realized and unrealized gains on derivatives, net	$20,769	$13,650	$17,417

Due to the volatility of oil and natural gas prices, the estimated fair values of the Company’s commodity derivative instruments are subject to large fluctuations from period to period.  The Company has experienced the effects of these commodity price fluctuations in both the current period and prior periods and expects that volatility in commodity prices will continue.

As of December 31, 2012, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast natural gas production for 2013, 2014, and 2015:

		Volume in	NYMEX
	Contract	MMBtus/	Strike
Remaining Contract Term	Type	Month	Price
January 2013 - September 2013	Swap	90,556	$3.70
January 2013 - December 2013	Swap	152,083	$3.67
January 2013 - December 2013	Swap	302,625	$3.81
January 2013 - December 2013	Swap	122,325	$3.79
January 2013 - December 2013	Swap	228,519	$3.86
January 2014 - June 2014	Swap	150,833	$4.09
January 2014 - December 2014	Swap	152,083	$3.67
January 2014 - December 2014	Swap	121,083	$4.15
January 2014 - December 2014	Swap	79,850	$4.00
July 2014 - December 2014	Swap	30,667	$4.00
January 2015 - December 2015	Swap	167,042	$4.94
January 2015 - December 2015	Swap	85,433	$4.35

As of December 31, 2012, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast oil production for 2013 and 2014:

		Volume in	NYMEX
	Contract	BBls/	Strike
Remaining Contract Term	Type	Month	Price
January 2013 - June 2013	Swap	21,117	$84.70
January 2013 - December 2013	Call - Sell	13,292	$125.00
January 2013 - December 2013	Call - Buy	13,292	$125.00
January 2013 - December 2013	Put - Sell	21,292	$70.00
January 2013 - December 2013	Put -Buy	13,292	$70.00
January 2013 - December 2013	Call - Sell	13,292	$109.10
January 2013 - December 2013	Swap	8,833	$95.72
January 2013 - December 2013	Swap	11,436	$95.35
July 2013 - December 2013	Swap	15,333	$85.50
January 2014 - June 2014	Swap	24,133	$85.40
January 2014 - September 2014	Call - Sell	21,233	$95.00
January 2014 - September 2014 (1)	Call - Buy	21,233	$85.50
January 2014 - September 2014 (1)	Put - Sell	21,233	$63.60
July 2014 - September 2014	Swap	21,467	$85.90

__________

(1)    During February 2013, the Company monetized the oil options indicated above and received approximately $1.1 million.

Additional information regarding derivatives can be referenced in Note 3, Fair Value Measurements.

Equity Method Investments	12 Months Ended
Dec. 31, 2012
Equity Method Investments [Abstract]
Equity Method Investments

7.            Equity Method Investments

Attune Australia

In November 2007, the Company purchased a 50% interest in Attune Australia LLC (“Attune”) for $7.2 million from RAAM Exploration LLC, a related party.  Concordia Resources Inc., a related party, owns the remaining 50% of Attune Australia LLC.  Attune’s operations consist of its ownership of an overriding royalty interest in an Australian oil field that began producing oil in November 2007.  Due to the Company’s ability to exercise significant influence on this entity, the Company has accounted for the investment in Attune using the equity method.

The Company evaluates its equity method investments on a quarterly basis to ensure proper accounting treatment is being applied.    During the Company’s equity method investment review in the fourth quarter of 2010, the Company researched information on the oil field and found reserve information published on the operator’s website, which the Company used to perform an economic reserve run.  The results of this analysis led the Company to determine that the Attune investment had incurred an other than temporary impairment ("OTTI").  The company performed a discounted cash flow analysis using risk adjusted discount rates to estimate the current fair value of the Attune investment.  The result of this analysis was a $5.2 million OTTI charge, which was recorded in the Consolidated Statements of Operation in Loss from equity investments.

During the Company's equity method investment review in the third quarter of 2011, new information regarding this investment was identified indicating that the joint venture which had been operating this oil field was no longer in a stable financial position and it appears unlikely that there will be production from this oil field in the foreseeable future. Given that there is no expected revenue stream from this investment, the Company believes that the investment has incurred an additional OTTI and should be written down to zero. The result of this analysis was a $2.0 million OTTI charge, which was recorded in the Consolidated Statements of Operations in Loss from equity investments.

Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable And Accrued Liabilities

8.              Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011
Accounts payable	$14,502	$39,643
Oil and gas property costs accrual	2,460	8,529
Production and delivery costs accrual	1,288	902
Compensation and benefits accrual	1,009	3,432
Other	368	463
Total Accounts payable and Accrued liabilities	$19,627	$52,969

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Debt

6.            Debt

2015 Senior Secured Notes

On September 24, 2010, the Company completed an offering of $150.0 million senior secured notes at a coupon rate of 12.5% (the “Original Notes”) with a maturity date of October 1, 2015.  Interest on the Original Notes is payable in cash semi-annually in arrears on April 1 and October 1 of each year, which commenced on April 1, 2011, to holders of record at the close of business on the preceding March 15 or September 15.  Interest on the Original Notes is computed on the basis of a 360-day year of twelve 30-day months.  The Original Notes were sold at 99.086% of their face amount and were recorded at their discounted amount, with the discount to be amortized over the life of the notes.  The Company used a portion of the net proceeds from the offering to repay all outstanding indebtedness under the Amended Revolving Credit Facility (as defined below) and the remainder of the proceeds was used to fund a portion of our planned capital expenditures for development and drilling. On May 10, 2011, the Company closed an exchange offer registering substantially all of the Original Notes.

On July 15, 2011, the Company completed the issuance and sale of $50.0 million aggregate principal amount of additional 12.5% Senior Notes due 2015 (the “Additional Notes,” collectively with the Original Notes, the “Existing Notes”).  The Additional Notes are additional notes permitted under the indenture dated as of September 24, 2010, pursuant to which the Company initially issued the Original Notes, as supplemented by the First Supplemental Indenture dated as of July 15, 2011.    The Additional Notes were sold at 102.5% of their face amount and were recorded at their premium amount, with the premium to be amortized over the life of the notes.  The Additional Notes have identical terms, other than the issue date and issue price, and constitute part of the same series as the Original Notes.  On November 18, 2011, the Company closed an exchange offer registering all of the Additional Notes.

On April 11, 2013, the Company completed the issuance and sale of $50.0 million aggregate principal amount of additional 12.5% Senior Notes due 2015 (the “New Notes,” collectively with the Original Notes and the Additional Notes, the “Notes”).  The New Notes are additional notes permitted under the indenture dated as of September 24, 2010, pursuant to which the Company initially issued the Original and Additional Notes, as supplemented by the First Supplemental Indenture dated as of July 15, 2011 (the “First Supplemental Indenture”), the Second Supplemental Indenture dated as of April 11, 2013 (the “Second Supplemental Indenture”) and the Third Supplemental Indenture dated as of April 11, 2013 (the “Third Supplemental Indenture,” and together with the Base Indenture, First Supplemental Indenture and the Second Supplemental Indenture, the “Indenture”).  The New Notes have identical terms, other than the issue date and issue price, and constitute part of the same series as the Original and Additional Notes, although they bear a different CUSIP number than the Original and Additional Notes until they are no longer restricted securities under the Securities Act.  The New Notes are jointly and severally, and unconditionally, guaranteed (the “Guarantees”) on a senior secured basis by all of the Company’s existing and future domestic subsidiaries that guarantee the indebtedness under our Amended Revolving Credit Facility entered into on November 29, 2011 (collectively, the “Guarantors”).  The New Notes were sold at 103.0% of their face amount and were recorded at their premium amount, with the premium to be amortized over the life of the notes.  The Company received net proceeds from the issuance and sale of the New Notes of approximately $50.3 million, after underwriting fees and estimated offering expenses.  The Company used the net proceeds from the offering to repay existing indebtedness under the Company’s revolving credit facility and for general corporate purposes.

As of June 30, 2013, a total of $250.0 million notional amount of the Notes was outstanding.  The carrying amount of the Notes including unamortized premium and discount was $251.3 million as of June 30, 2013.  At June 30, 2013, the fair value of the Notes was estimated to be approximately $260.0 million, based on the prices the Notes have recently been quoted at in the market.

The Notes are guaranteed on a senior secured basis by each of our existing and future domestic subsidiaries that guarantee indebtedness under our amended revolving credit facility.  The Notes and the guarantees are secured by a security interest in substantially all of our and our existing future domestic subsidiaries’ (other than certain future unrestricted subsidiaries’) assets to the extent they constitute collateral under our Amended Revolving Credit Facility, subject to certain exceptions.  Pursuant to an Intercreditor Agreement, the lien securing the Notes is subordinated and junior to liens securing our Amended Revolving Credit Facility.

As of May 15, 2013, the Company was not in compliance with a non-financial covenant included within Section 4.03 of the Indenture as a result of the non-timely filing of its March 31, 2013 quarterly condensed consolidated financial statements on Form 10-Q.  The Indenture includes customary grace and cure periods of 120 days, and the violation was cured with the filing of the Company’s March 31, 2013 Form 10-Q on August 14, 2013.  Accordingly, no reclassification of the outstanding Notes to current liabilities was required.

Amended Revolving Credit Facility

The Company’s Third Amended and Restated Credit Agreement, as amended (the “Amended Revolving Credit Facility”) has a maturity date of July 1, 2015.  The borrowing base remains $62.5 million of which zero and $50.0 million were drawn at June 30, 2013 and at December 31, 2012.  The Credit Agreement governing the Amended Revolving Credit Facility includes covenants restricting certain of the Company’s financial ratios, including its current ratio and a debt coverage ratio, and a limitation on general and administrative expenses.  The covenants also include limitations on borrowings, investments and distributions.  The Company was in compliance with these debt covenants at June 30, 2013, with the following exception.  As of May 30, 2013, the Company was not in compliance with a non-financial covenant included within Section 6.2(b) of the Credit Agreement as a result of the non-timely filing of its March 31, 2013 quarterly condensed consolidated financial statements on Form 10-Q.  The Company received a waiver from its lenders through August 15, 2013 with respect to this violation, and it was cured with the filing of the Company’s March 31, 2013 Form 10-Q on August 14, 2013.  Accordingly, no reclassification of the outstanding obligation to current liabilities was required.

Promissory Note

The Company has a promissory note related to the construction of the Houston office building.  The balance was approximately $2.7 million at June 30, 2013 and at December 31, 2012.  The note requires monthly installments of principal and interest in the amount of approximately $27,000 until September 1, 2025. There are no covenant requirements under this promissory note.

Finance Agreement

During May 2013, the Company entered into an agreement to finance the premiums for its annual insurance policies.  At June 30, 2013,  $5.5 million was outstanding under this agreement.  The finance agreement requires monthly installments of principal and interest in the amount of approximately $0.6 million until April 1, 2014.  There are no covenant requirements under this agreement.

9.           Debt

2015 Senior Secured Notes

On September 24, 2010, we completed an offering of $150.0 million senior secured notes at a coupon rate of 12.5% (the "Original Notes") with a maturity date of October 1, 2015. Interest on the Original Notes is payable in cash semi-annually in arrears on April 1 and October 1 of each year, which commenced on April 1, 2011, to holders of record at the close of business on the preceding March 15 or September 15. Interest on the Original Notes is computed on the basis of a 360-day year of twelve 30-day months. The Original Notes were sold at 99.086% of their face amount and were recorded at their discounted amount, with the discount to be amortized over the life of the notes. The Company used a portion of the net proceeds from the offering to repay all outstanding indebtedness under the revolving credit facility and the remainder of the proceeds was used to fund a portion of our planned capital expenditures for development and drilling. On May 10, 2011, the Company closed an exchange offer registering substantially all of the Original Notes.

On July 15, 2011, the Company completed the issuance and sale of $50.0 million aggregate principal amount of additional 12.5% Senior Notes due 2015 (the "Additional Notes," collectively with the Original Notes, the "Notes"). The Additional Notes are additional notes permitted under the indenture dated as of September 24, 2010, pursuant to which the Company initially issued the Original Notes, as supplemented by the First Supplemental Indenture dated as of July 15, 2011. The Additional Notes were sold at 102.5% of their face amount and were recorded at their premium amount, with the premium to be amortized over the life of the notes. The Additional Notes have identical terms, other than the issue date and issue price, and constitute part of the same series as the initially issued notes. On November 18, 2011, the Company closed an exchange offer registering all of the Additional Notes.

The Notes are guaranteed on a senior secured basis by each of our existing and future domestic subsidiaries that guarantee indebtedness under our Amended Revolving Credit Facility. The Notes and the guarantees are secured by a security interest in substantially all of our and our existing future domestic subsidiaries' (other than certain future unrestricted subsidiaries') assets to the extent they constitute collateral under our Amended Revolving Credit Facility, subject to certain exceptions. Pursuant to an Intercreditor Agreement, the lien securing the notes is subordinated and junior to liens securing our Amended Revolving Credit Facility.

The senior notes contain typical restrictions on liens, mergers and sales of assets. Until October 1, 2014, the Company may redeem up to 35% of the aggregate principal amount of the 2015 Senior Secured Notes at a price equal to 112.50% of the principal amount, plus accrued and unpaid interest to the date of redemption, with the net cash proceeds of certain equity offerings. On or after October 1, 2014 until March 31, 2015, the Company may redeem some or all of the 2015 Senior Secured Notes at an initial redemption price equal to par value plus one-half the coupon plus accrued and unpaid interest to the date of redemption. On or after April 1, 2015, the Company may redeem some or all of the 2015 Senior Secured Notes at a redemption price equal to par plus accrued and unpaid interest to the date of redemption. The Company may also redeem some or all of the 2015 Senior Secured Notes at any time prior to October 1, 2014 at the “make-whole” prices and at any time on or after April 1, 2015 at par.    The Company was in compliance with all debt covenants related to the Notes at December 31, 2012.    As of May 15, 2013, the Company was not in compliance with a non-financial covenant included within Section 4.03 of the 2015 Senior Secured Notes Indenture regarding the non-timely filing of its consolidated financial statements.  The 2015 Senior Secured Notes Indenture includes customary grace and cure periods of 120 days, and it is probable that the violation will be cured within this period, thus preventing the obligation from becoming callable.  Accordingly, no reclassification of the outstanding 2015 Senior Secured Notes to current was required.

Amended Revolving Credit Facility

The Company’s Fourth Amended and Restated Credit Agreement, as amended (the “Amended Revolving Credit Facility”) has a maturity date of July 1, 2015.  The borrowing base is $62.5 million of which $50.0 million was drawn at December 31, 2012 and zero was drawn at December 31, 2011.  The Credit Agreement governing the Amended Revolving Credit Facility includes covenants restricting certain of the Company’s financial ratios, including its current ratio and a debt coverage ratio, and a limitation on general and administrative expenses.  The covenants also include limitations on borrowings, investments, and distributions.  The Company was in compliance with these debt covenants at December 31, 2012.  As of May 30, 2013, the Company was not in compliance with a non-financial covenant included within Section 6.2(b) of the Credit Agreement regarding the non-timely filing of its consolidated financial statements.  The Company has received a waiver from its lenders through August 15, 2013 with respect to this violation and anticipates the violation will be cured within this period.  Accordingly, no reclassification of the outstanding obligation to current was required.  The interest rate for borrowings under the Revolving Credit Facility is LIBOR plus 1%.  The Company also incurs a 0.5% per annum commitment fee charged on the unused portion of the Revolving Credit Facility.

Promissory Note

The Company has a promissory note with GE Commercial Finance Business Property Corporation (“GECF”) related to the construction of the Houston office building.  The balance was $2.7 million at December 31, 2012 and $2.9 million at December 31, 2011.  The GECF note requires monthly installments of principal and interest in the amount of approximately $27,000 until September 1, 2025.  There are no covenant requirements under this note.  The effective interest rate on this note was 7.05% at December 31, 2012 and 2011.

Finance Agreement

During May 2012, the Company entered into an agreement to finance the premiums for its annual insurance policies with Premium Assignment Corporation.  At December 31, 2012, $1.8 million was outstanding under this agreement.  The finance agreement requires monthly installments of principal and interest in the amount of approximately $0.6 million until April 1, 2013. There are no covenant requirements under this agreement. The effective interest rate on this agreement was 2.5% at December 31, 2012.  During 2011, the Company had a similar arrangement to finance the premiums for its annual insurance policies with Imperial Credit Corporation.  The effective interest rate on this agreement was 2.95% at December 31, 2011.

Long-term Debt Maturities

The future estimated maturities of long-term debt are as follows (in thousands):

Year ending December 31:

2013	1,975
2014	147
2015	250,158
2016	169
2017	182
Thereafter	1,927
Total	$254,558

Cash payments for interest totaled $26.2 million, $16.1 million and $3.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

7.            Income Taxes

Income tax expense for the three months ended June 30, 2013 was $1.3 million or an effective tax rate of 39.2% compared to an income tax benefit of $1.9 million or an effective tax rate of 50.8% for the three months ended June 30, 2012.  The Income tax benefit for the six months ended June 30, 2013 was $26,000 or an effective tax rate of 648.0% compared to income tax expense of $1.4 million or an effective tax rate of 30.2% for the six months ended June 30, 2012.  The Company’s effective income tax rates for the three and six months ended June 30, 2013 and 2012 differed from the federal statutory rate of 35.0% primarily because of state and local income taxes, percentage depletion in excess of cost basis, the domestic production activities deduction and certain other permanent differences.

10.           Income Taxes

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2012 and 2011 are as follows:

	December 31,
(In Thousands)	2012	2011
Deferred tax assets:	(As Restated)	(As Restated)
Asset retirement obligation	$14,156	$10,010
Equity investment in unconsolidated subsidiary	2,690	2,690
Net operating loss carryforward	7,351	6,491
Capital loss carryforward	238	-
Accrued bonus	-	962
Other	223	414
Total deferred tax assets	$24,658	$20,567

Deferred tax liabilities:
Property, plant, and equipment	$(157,921)	$(132,297)
Commodity derivatives	(4,461)	(4,342)
Total deferred tax liabilities	$(162,382)	$(136,639)

The principal components of income tax provision (benefit) for the years ended December 31 are as follows:

(In Thousands)	2012	2011	2010
Current income tax expense:	(As Restated)	(As Restated)	(As Restated)
Federal	$(21,697)	$560	$21,234
State and local	(1,751)	2,461	2,064
	$(23,448)	$3,021	$23,298

Deferred income tax (benefit) expense:
Federal	$20,049	$9,737	$(9,635)
State and local	1,603	4,537	(7,869)
	$21,652	$14,274	$(17,504)

Total income tax provision	$(1,796)	$17,295	$5,794

We received net income tax refunds of $23.8 million in 2012 compared to net income tax payments of $2.8 million and $26.8 million made in 2011 and 2010, respectively.

The Company’s 2012, 2011 and 2010 effective tax rates are 40.9%, 40.5% and 17.5%, respectively, and are comprised of the following:

	2012	2011	2010
	(As Restated)	(As Restated)	(As Restated)
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local taxes, net of federal benefit	9.6%	3.5%	-1.6%
Deferred rate change	0.9%	0.4%	-8.1%
Correction of prior period items	0.0%	5.8%	0.0%
Depletion in excess of basis	15.0%	-1.7%	-1.9%
Section 199 deduction	1.7%	-0.2%	-4.5%
Release of valuation allowance on capital loss carryover	0.0%	-2.5%	0.0%
Return to provision true-up	-20.6%	0.0%	0.0%
Other	-0.7%	0.2%	-1.4%
	40.9%	40.5%	17.5%

The state effective tax rate varies based on production activity, capital investment, and filing methods in the various state jurisdictions. During 2012 the Company continued to invest heavily in the state of Louisiana and Texas, and also generated most of its revenues from these two states as it did in 2011. The higher state effective tax rate in 2012 represents a larger state tax benefit as a result of a legal entity conversion that took place on September 30, 2011 which allowed the Company to consolidate its return filings in various states including the state of Louisiana. The provision for income taxes for 2012 also included a $0.9 million charge from a change in estimate related to the expensing of intangible drilling cost due to a voluntary election the Company made upon filing the 2011 tax return in 2012.  The $0.9 million charge is the net result of increased state income tax benefits and a decreased income tax refund from a decreased Section 199 deduction due to the carryback of a net operating loss generated in the 2011 tax year to the 2009 tax year, which is included above in the return to provision true-up line.

As of December 31, 2012, the Company had federal net operating loss carryforwards of $11.3 million which will expire beginning in 2028 and state net operating loss carryforwards totaling $74.9 million which have expiration periods that vary according to state jurisdiction. Of the total $74.9 million state net operating loss carryforwards, approximately $292,000 will expire in 2016, $135,000 will expire in 2021 and the remainder will expire between tax years 2023 and 2032.

All of the Company’s income before taxes came from domestic operations. The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company’s tax returns for calendar years 2008 and after remain subject to examination by appropriate taxing authorities.

The Company has a large number of routine transactions for which it believes the tax law is clear and unambiguous. The Company’s management determined that the company does not have any uncertain tax positions that would require recognition of a reserve or disclosure under FASB income tax accounting guidance.

Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity

8.            Shareholders’ Equity

During the six months ended June 30, 2013, dividends were paid at $25.00 per share to shareholders of record effective March 15, 2013.  During the six months ended June 30, 2012, dividends were paid at $25.00 per share to shareholders of record effective March 15, 2012 and June 25, 2012.

11.            Shareholders’ Equity

The Company did not issue any shares during 2010.  During November 2011, the Company issued 125 shares of common stock to one employee as compensation for services performed and issued 2,375 shares of common stock to two LLCs that provide consulting services to the Company.  The fair value of the shares at the date of issuance of approximately $6.3 million was recorded as a credit to Common stock and a debit to General and administrative expenses in the consolidated statement of operations.  The Company did not issue any shares during 2012.

The Company did not repurchase any shares during the years ended December 31, 2012, 2011 and 2010.

During 2012, dividends were paid at $25.00 per share to shareholders of record effective March 15, 2012, June 25, 2012, September 24, 2012 and December 17, 2012.   During 2011, dividends were paid at $25.00 per share to shareholders of record effective March 1, 2011, June 15, 2011, September 15, 2011 and December 1, 2011. During 2010, dividends were paid at $25.00 per share to shareholders of record effective March 15, 2010, June 15, 2010, September 1, 2010 and December 15, 2010.

Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entity [Abstract]
Variable Interest Entities

12.            Variable Interest Entities

Certain related party entities known as the Charter entities have been consolidated in the Company’s financial statements in accordance with FASB accounting guidance related to Variable Interest Entities. The Charter entities were established as C-corporations to maintain a joint interest in certain wells owned and operated by the Company. Certain employees and executive officers of the Company were provided an opportunity to purchase a number of shares of the applicable Charter entity based upon rank and tenure with the Company for $1 per share. The purpose of the establishment of these entities was to provide the employees with an opportunity to share in the success of the Company through the joint interest in the properties owned by the Charter entities.  The first of these entities, Charter II, was established in 2006 followed by Charter III in 2008, Charter IV in 2009, and Charter V in 2010.

In performing an analysis of these entities for consolidation, the Company reviewed the guidance contained in FIN 46R, Consolidation of Variable Interest Entities, the accounting guidance in place at the time these entities were established, as well as the guidance contained in FAS 167, Amendments to FASB Interpretation No. 46R, now codified in Accounting Standards Codification (“ASC”) 810, Consolidation.  The Company considered the following facts in this analysis:

·

The employee owners contributed minimal funds ($1 per share) as an initial capital investment in each of the respective Charter entities and become the legal owner of the applicable shares of Charter stock.  There are no vesting provisions.  Accordingly, the Charter entities were not funded with sufficient equity to fund their operations without sufficient additional financial support from RAAM.

·

The Company requires no initial investment from the Charter entities to acquire the joint interest in the properties.  Payables incurred by Charter to RAAM for costs incurred in developing the wells are not required to be paid until revenues are generated from the properties at which time they are deducted from the joint interest billings due from the Charter entity.  In addition, the employee owners have no obligation to invest additional funds should the wells not produce sufficient revenues to cover the costs.  Accordingly, RAAM assumes all of the risk if the wells are dry or do not produce sufficient revenues to offset the costs incurred to develop the properties and fund the operation of the wells.

·

The Board of Directors of the Charter entities are comprised of members of senior management of RAAM. While the employee owners have voting rights to elect the Directors of Charter they have no rights to vote on key operating or management decisions, including sale or disposition of entity.  Since the shareholders of the Charter entities are employees of RAAM and all key decisions are made by the Board of Directors of the Charter entities their voting rights are not considered substantive.

·

Upon termination or retirement from the Company, RAAM has the option to purchase the shares from the employee; however, there is no obligation to do so.  In addition, the employees are not required to sell or assign their shares to any party upon termination or retirement from RAAM.  They are permitted to hold on to their Charter shares in those instances.

Given the conclusion regarding consolidation noted above, the issuance of the Charter shares to employees represents the issuance of shares of a consolidated subsidiary to employees qualifying for consideration as compensation costs in accordance with ASC Topic 718, Compensation-Stock Compensation (ASC 718).

In consideration of this guidance, the Company performed an analysis of the value of these entities at the date of share issuances. This analysis was performed in order to determine RAAM’s compensation cost, which would be equal to the amount the fair value of the Charter shares exceeds the purchase price. Generally speaking, at inception, the Charter entities have minimal fair value as the properties are in the early stages of being established and there is much uncertainty regarding the drilling prospects (i.e. dry well vs. active producing well).  As a result, the estimated value of the reserves do not surpass the amount of the payable to RAAM until later in the drilling stage of the various wells when more certainty exists regarding the future reserve prospects.  Accordingly, no compensation expense has been recognized in the consolidated financial statements.

During 2010, the Charter agreements included a provision requiring the Charter entity to repurchase the shares at fair market value upon an employee’s termination, separation or retirement from the Company.  This represented an embedded employee put option.  Under ASC 718, liability classification is required for embedded employee put options if the award “permits” the employee to avoid the risks and rewards described below.  Liability classification is required even if it is unlikely that the employee will exercise his or her put right.  Since generally the employees held the shares for six months and chose not to leave the company and exercise the put right, the shares had been accounted for as a noncontrolling interest requiring mark to market accounting classified to “mezzanine” or “temporary equity” not as a liability but outside of permanent equity.  Adjustments to the fair value of the shares were recorded as an increase or decrease to retained earnings in accordance with Accounting Series Release No. 268 (“ASR 268”).  Effective October 1, 2011, the provision requiring the Charter entity to repurchase the shares at fair market value upon an employee’s termination, separation or retirement from the Company was removed from the agreement.  Without the embedded put option, there is no requirement for mark to market accounting and the noncontrolling interest is now included in the equity section of the balance sheet.  The table below presents the reconciliation of the beginning and ending balances of noncontrolling interest while it was being classified outside of permanent equity.

Noncontrolling Interest

Balance, January 1, 2010	$5,551
Change in noncontrolling interest	(4,766)
Net income attributable to noncontrolling interest	1,682
Balance, December 31, 2010	$2,467
Change in noncontrolling interest	(2,467)
Net income attributable to noncontrolling interest	-
Balance, December 31, 2011	$-

On August 24, 2011, the Company purchased all of the issued and outstanding equity of Charter III from the shareholders of Charter III for aggregate consideration of approximately $21.0 million. The aggregate consideration was based upon a Charter III reserve report and fair market valuation report from a third party. The Company also obtained a fairness opinion from another third party.

Financial information for the Charter entities can be found in Note 15, Condensed Consolidating Financial Information in the Non-guarantor VIEs column.

Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related-Party Transactions [Abstract]
Related-Party Transactions

9.            Related-Party Transactions

There are certain related party entities that are joint interest and revenue partners in certain of the Company’s properties. Amounts due from such related parties of $0.9 million and $1.1 million at June 30, 2013 and December 31, 2012, respectively, are included in Accounts receivable in the Company’s condensed consolidated balance sheets and represent joint interest owner receivables. Amounts due to such related parties of $3.6 million and $6.6 million at June 30, 2013 and December 31, 2012, respectively, are included in Revenues payable in the Company’s condensed consolidated balance sheets and represent revenue owner payables.

13.            Related-Party Transactions

There are certain related party entities that are joint interest and revenue partners in certain of the Company’s properties.  Amounts due from such related parties of approximately $1.1 million and $1.3 million at December 31, 2012 and 2011, respectively, are included in Accounts receivable in the Company’s consolidated balance sheets and represent joint interest owner receivables.  Amounts due to such related parties of $6.6 million and $6.8 million at December 31, 2012 and 2011, respectively, are included in Revenues payable in the Company’s consolidated balance sheets and represent revenue owner payables.  The Company paid $84,000 in consulting fees to a related party in the year ended December 31, 2010, and this is recorded in General and administrative expenses on the consolidated statements of operations.  This consulting agreement was discontinued at the end of 2010 and there were no consulting fees paid to related parties during 2012 or 2011.

A related party entity owned 100% by a majority shareholder is a working interest and revenue partner in certain of the Company’s properties.  The related party entity executed a Joint Operating Agreement with the Company effective December 1, 2004, to participate in properties to be developed by the Company.  The entity receives joint interest bills from the Company for its respective share of lease and drilling costs.  The costs under these agreements owed to the Company at December 31, 2012 and 2011 totaled approximately $187,000 and $407,000, respectively, are included in Accounts receivable in the Company’s consolidated balance sheets, and represent joint interest owner receivables. Revenues owed to the entity at December 31, 2012 and 2011 totaled $2.9 million and  $3.8 million respectively, are included in Revenues payable in the Company’s consolidated balance sheets, and represent revenue owner payables.

Beginning in May 2002, the Lexington office space was leased from a related party entity owned 100% by a majority shareholder of the Company; total rent expense was approximately $218,000,  $213,000 and $189,000, during 2012, 2011 and 2010, respectively.  See Note 14, Commitments and Contingencies for further information.

Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

10.             Commitments and Contingencies

The Company has been named as a defendant in certain lawsuits arising in the ordinary course of business. While the outcome of these lawsuits cannot be predicted with certainty, management does not expect that any of these matters will have a material adverse effect on the financial position, cash flows or results of operations of the Company.

14.             Commitments and Contingencies

The Company leases office space for its Lexington, Kentucky, New Orleans, Louisiana and Denver, Colorado offices under operating leases expiring in various years through 2015.  The Lexington, Kentucky office space is leased from a related party (see Note 13, Related-Party Transactions).  At December 31, 2012, future minimum rental payments required under these leases are as follows:

In thousands
Year ending December 31:	Minimum Lease Payments

2013	655
2014	602
2015	366
Total	$1,623

Rent expense under operating leases was approximately $747,000, $682,000 and $530,000 for 2012, 2011 and 2010, respectively.

Historically, the majority of the Company’s proved oil and gas properties have been located in the Gulf of Mexico, resulting in a concentration of its operations in one geographic area. Management has concentrated its efforts since 1996 in developing prospects in other geographic areas in order to mitigate this risk.  During 2012 and 2011, the Company drilled successful wells onshore and has developed additional onshore drilling prospects that are anticipated to be drilled during 2013.

The Company has been named as a defendant in certain lawsuits arising in the ordinary course of business. While the outcome of the lawsuits cannot be predicted with certainty, management does not expect that these matters will have a material adverse effect on the financial position, cash flows or results of operations of the Company.

Condensed Consolidating Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

11.             Condensed Consolidating Financial Information

The following condensed consolidating financial information is presented in accordance with SEC Regulation S-X requirements relating to multiple subsidiary guarantors of securities issued by the parent company of those subsidiaries. Each of RAAM Global’s 100%-owned subsidiaries are guarantors of the Notes described in Note 6, Debt. The guarantees are full and unconditional and joint and several.

The following tables present condensed consolidating balance sheets as of June 30, 2013 and December 31, 2012, condensed consolidating statements of operations for the three and six months ended June 30, 2013 and 2012, and condensed consolidating statements of cash flows for the six months ended June 30, 2013 and 2012, and should be read in conjunction with the condensed consolidated financial statements herein.

Condensed Consolidating Balance Sheets

At June 30, 2013 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 528	$ 55,358	$ 5	$ –	$ 55,891
Receivables, net	1,276	41,926	1,061	(11,686)	32,577
Deferred tax asset - current portion	–	1,705	–	–	1,705
Commodity derivatives – current portion	–	448	–	–	448
Prepaids and other current assets	2,444	9,499	–	–	11,943
Total current assets	4,248	108,936	1,066	(11,686)	102,564

Net oil and gas properties	989	664,284	12,930	–	678,203

Total other assets	555,041	2,560	–	(545,476)	12,125
Total assets	$ 560,278	$ 775,780	$ 13,996	$ (557,162)	$ 792,892

Liabilities and shareholders’ equity
Current liabilities:
Payables and accrued liabilities	$ 8,887	$ 52,839	$ 10,638	$ (11,686)	$ 60,678
Commodity derivatives - current portion	–	1,229	–	–	1,229
Asset retirement obligations - current portion	–	11,027	–	–	11,027
Debt – current portion	143	5,542	–	–	5,685
Total current liabilities	9,030	70,637	10,638	(11,686)	78,619

Other liabilities:
Commodity derivatives	–	393	–	–	393
Asset retirement obligations	–	28,296	182	–	28,478
Debt	2,511	–	–	–	2,511
Senior secured notes	251,334	–	–	–	251,334
Deferred income taxes	5,198	133,198	956	–	139,352
Other long-term liabilities	196	–	–	–	196
Total other liabilities	259,239	161,887	1,138	–	422,264
Total liabilities	268,269	232,524	11,776	(11,686)	500,883

Total shareholders’ equity attributable to RAAM Global	289,789	543,256	2,220	(545,476)	289,789
Noncontrolling interest	2,220	–	–	–	2,220
Total shareholders’ equity	292,009	543,256	2,220	(545,476)	292,009
Total liabilities and shareholders’ equity	$ 560,278	$ 775,780	$ 13,996	$ (557,162)	$ 792,892

Condensed Consolidating Balance Sheets

At December 31, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 514	$ 68,148	$ 9	$ –	$ 68,671
Receivables, net	1,305	45,760	1,096	(13,598)	34,563
Deferred tax asset - current portion	–	872	–	–	872
Commodity derivatives – current portion	–	2,369	–	–	2,369
Prepaids and other current assets	1,939	5,304	–	–	7,243
Total current assets	3,758	122,453	1,105	(13,598)	113,718

Net oil and gas properties	364	640,675	13,229	–	654,268

Total other assets	505,011	2,230	–	(495,773)	11,468
Total assets	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454
Liabilities and shareholders’ equity
Current liabilities:
Payables and accrued liabilities	$ 7,354	$ 44,516	$ 12,505	$ (13,598)	$ 50,777
Advances from joint interest partners	–	85	–	–	85
Commodity derivatives - current portion	–	1,114	–	–	1,114
Asset retirement obligations - current portion	–	11,195	–	–	11,195
Debt – current portion	138	1,837	–	–	1,975
Total current liabilities	7,492	58,747	12,505	(13,598)	65,146

Other liabilities:
Commodity derivatives	–	1,091	–	–	1,091
Asset retirement obligations	–	28,014	164	–	28,178
Debt	2,584	50,000	–	–	52,584
Senior secured notes	199,982	–	–	–	199,982
Deferred income taxes	5,198	133,002	396	–	138,596
Other long-term liabilities	328	–	–	–	328
Total other liabilities	208,092	212,107	560	–	420,759
Total liabilities	215,584	270,854	13,065	(13,598)	485,905

Total shareholders’ equity attributable to RAAM Global	292,280	494,504	1,269	(495,773)	292,280
Noncontrolling interest	1,269	–	–	–	1,269
Total shareholders' equity	293,549	494,504	1,269	(495,773)	293,549
Total liabilities and shareholders’ equity	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454

Condensed Consolidating Statements of Operations

Three Months Ended June 30, 2013 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 15,033	$ 773	$ –	$ 15,806
Oil sales	-	22,012	857	-	22,869
Realized and unrealized gains on derivatives, net	-	5,726	-	-	5,726
Total revenues	-	42,771	1,630	-	44,401

Costs and expenses:
Production and delivery costs	-	8,139	113	-	8,252
Production taxes	-	1,755	65	-	1,820
Workover costs	-	797	5	-	802
Depreciation, depletion and amortization	189	16,912	754	-	17,855
General and administrative expenses	2,152	2,500	3	-	4,655
Total operating expense	2,341	30,103	940	-	33,384
Income (loss) from operations	(2,341)	12,668	690	-	11,017

Other income (expenses):
Interest expense, net	(7,719)	(81)	-	-	(7,800)
Income from equity investment in subsidiaries	11,785	-	-	(11,785)	-
Other, net	8	(33)	-	-	(25)
Total other income (expenses)	4,074	(114)	-	(11,785)	(7,825)
Income (loss) before taxes	1,733	12,554	690	(11,785)	3,192

Income tax (benefit) provision	(208)	1,200	259	-	1,251
Net income (loss) including noncontrolling interest	$ 1,941	$ 11,354	$ 431	$ (11,785)	$ 1,941

Net income attributable to noncontrolling interest (net of tax)	431	-	-	-	431
Net income (loss) attributable to RAAM Global	$ 1,510	$ 11,354	$ 431	$ (11,785)	$ 1,510

Condensed Consolidating Statements of Operations

Three Months Ended June 30, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 13,465	$ 390	$ –	$ 13,855
Oil sales	-	29,307	680	-	29,987
Realized and unrealized gains on derivatives, net	-	15,902	-	-	15,902
Total revenues	-	58,674	1,070	-	59,744

Costs and expenses:
Production and delivery costs	-	9,608	126	-	9,734
Production taxes	-	2,283	57	-	2,340
Workover costs	-	478	-	-	478
Depreciation, depletion and amortization	81	42,836	742	-	43,659
General and administrative expenses	1,146	3,526	1	-	4,673
Total operating expense	1,227	58,731	926	-	60,884
Income (loss) from operations	(1,227)	(57)	144	-	(1,140)

Other income (expenses):
Interest expense, net	(2,512)	(157)	-	-	(2,669)
Income from equity investment in subsidiaries	4,219	-	-	(4,219)	-
Other, net	2	23	-	-	25
Total other income (expenses)	1,709	(134)	-	(4,219)	(2,644)
Income (loss) before taxes	482	(191)	144	(4,219)	(3,784)

Income tax provision (benefit)	2,342	(4,324)	58	-	(1,924)
Net income (loss) including noncontrolling interest	$ (1,860)	$ 4,133	$ 86	$ (4,219)	$ (1,860)

Net income attributable to noncontrolling interest (net of tax)	86	-	-	-	86
Net income (loss) attributable to RAAM Global	$ (1,946)	$ 4,133	$ 86	$ (4,219)	$ (1,946)

Condensed Consolidating Statements of Operations

Six Months Ended June 30, 2013 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 30,947	$ 1,545	$ –	$ 32,492
Oil sales	-	47,950	1,841	-	49,791
Realized and unrealized losses on derivatives, net	-	(474)	-	-	(474)
Total revenues	-	78,423	3,386	-	81,809

Costs and expenses:
Production and delivery costs	-	15,709	229	-	15,938
Production taxes	-	3,776	134	-	3,910
Workover costs	-	1,452	6	-	1,458
Depreciation, depletion and amortization	361	34,330	1,490	-	36,181
General and administrative expenses	3,932	5,694	4	-	9,630
Total operating expense	4,293	60,961	1,863	-	67,117
Income (loss) from operations	(4,293)	17,462	1,523	-	14,692

Other income (expenses):
Interest expense, net	(14,039)	(510)	-	-	(14,549)
Income from equity investment in subsidiaries	18,543	-	-	(18,543)	-
Other, net	(150)	3	-	-	(147)
Total other income (expenses)	4,354	(507)	-	(18,543)	(14,696)
Income (loss) before taxes	61	16,955	1,523	(18,543)	(4)

Income tax provision (benefit)	39	(637)	572	-	(26)
Net income (loss) including noncontrolling interest	$ 22	$ 17,592	$ 951	$ (18,543)	$ 22

Net income attributable to noncontrolling interest (net of tax)	951	-	-	-	951
Net income (loss) attributable to RAAM Global	$ (929)	$ 17,592	$ 951	$ (18,543)	$ (929)

Condensed Consolidating Statements of Operations

Six Months Ended June 30, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 29,537	$ 699	$ –	$ 30,236
Oil sales	-	56,961	1,124	-	58,085
Realized and unrealized gains on derivatives, net	-	22,319	-	-	22,319
Total revenues	-	108,817	1,823	-	110,640

Costs and expenses:
Production and delivery costs	-	17,936	192	-	18,128
Production taxes	-	4,676	89	-	4,765
Workover costs	-	1,440	-	-	1,440
Depreciation, depletion and amortization	162	61,347	1,218	-	62,727
General and administrative expenses	2,587	7,706	2	-	10,295
Total operating expense	2,749	93,105	1,501	-	97,355
Income (loss) from operations	(2,749)	15,712	322	-	13,285

Other income (expenses):
Interest expense, net	(8,590)	(186)	-	-	(8,776)
Income from equity investment in subsidiaries	16,436	-	-	(16,436)	-
Other, net	187	30	-	-	217
Total other income (expenses)	8,033	(156)	-	(16,436)	(8,559)
Income (loss) before taxes	5,284	15,556	322	(16,436)	4,726

Income tax provision (benefit)	1,985	(677)	119	-	1,427
Net income (loss) including noncontrolling interest	$ 3,299	$ 16,233	$ 203	$ (16,436)	$ 3,299

Net income attributable to noncontrolling interest (net of tax)	203	-	-	-	203
Net income (loss) attributable to RAAM Global	$ 3,096	$ 16,233	$ 203	$ (16,436)	$ 3,096

Condensed Consolidating Statements of Cash Flows

Six Months Ended June 30, 2013 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$ 2,599	$ 58,044	$ 3,031	$ (18,543)	$ 45,131

Investing activities
Change in investments between affiliates	(49,164)	32,499	(1,878)	18,543	–
Change in advances from joint interest partners	–	(85)	–	–	(85)
Additions to oil and gas properties and equipment	(1,751)	(74,273)	(1,157)	–	(77,181)
Proceeds from net sales of oil and gas properties	–	17,320	–	–	17,320
Net cash (used in) provided by investing activities	(50,915)	(24,539)	(3,035)	18,543	(59,946)

Financing activities
Proceeds from borrowings	–	6,757	–	–	6,757
Payments on borrowings	(67)	(53,052)	–	–	(53,119)
Issuance of 12.5% Senior Secured Notes due 2015	51,500	–	–	–	51,500
Payments of deferred bond costs	(1,540)	–	–	–	(1,540)
Payment of dividends	(1,563)	–	–	–	(1,563)
Net cash provided by (used in) financing activities	48,330	(46,295)	–	–	2,035

Increase (decrease) in cash and cash equivalents	14	(12,790)	(4)	–	(12,780)
Cash and cash equivalents, beginning of period	514	68,148	9	–	68,671
Cash and cash equivalents, end of period	$ 528	$ 55,358	$ 5	$ –	$ 55,891

Condensed Consolidating Statements of Cash Flows

Six Months Ended June 30, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$ 5,565	$ 69,405	$ 1,706	$ (16,436)	$ 60,240

Investing activities
Change in investments between affiliates	3,291	(19,727)	–	16,436	–
Change in advances from joint interest partners	–	(197)	–	–	(197)
Payment of prepaid drilling expenses	–	(1,000)	–	–	(1,000)
Additions to oil and gas properties and equipment	(27)	(118,367)	(1,708)	–	(120,102)
Proceeds from net sales of oil and gas properties	–	2,015	–	–	2,015
Net cash provided by (used in) investing activities	3,264	(137,276)	(1,708)	16,436	(119,284)

Financing activities
Proceeds from borrowings	–	58,212	–	–	58,212
Payments on borrowings	(65)	(3,280)	–	–	(3,345)
Payment of dividends	(3,125)	–	–	–	(3,125)
Net cash (used in) provided by financing activities	(3,190)	54,932	–	–	51,742

Increase (decrease) in cash and cash equivalents	5,639	(12,939)	(2)	–	(7,302)
Cash and cash equivalents, beginning of period	340	51,389	14	–	51,743
Cash and cash equivalents, end of period	$ 5,979	$ 38,450	$ 12	$ –	$ 44,441

15.            Condensed Consolidating Financial Information

The following condensed consolidating financial information is presented in accordance with SEC regulation S-X requirements relating to multiple subsidiary guarantors of securities issued by the parent company of those subsidiaries. During 2010, RAAM Global issued the 2015 Senior Secured Notes, described in Note 6, Debt. Each of RAAM Global’s wholly owned subsidiaries are guarantors of these notes. The guarantees are full and unconditional and joint and several.

The following tables present condensed consolidating balance sheets as of December 31, 2012 and 2011, condensed consolidating statements of operations for the years ended December 31, 2012, 2011 and 2010, and condensed consolidating statements of cash flows for the years ended December 31, 2012, 2011 and 2010, and should be read in conjunction with the consolidated financial statements herein.

Condensed Consolidating Balance Sheets

At December 31, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Current assets:
Cash and cash equivalents	$ 514	$ 68,148	$ 9	$ –	$ 68,671
Receivables, net	1,305	45,760	1,096	(13,598)	34,563
Deferred tax asset - current	–	872	–	–	872
Commodity derivatives – current portion	–	2,369	–	–	2,369
Prepaids and other current assets	1,939	5,304	–	–	7,243
Total current assets	3,758	122,453	1,105	(13,598)	113,718

Net oil and gas properties	364	640,675	13,229	–	654,268

Total other assets	505,011	2,230	–	(495,773)	11,468
Total assets	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454
Current liabilities:
Payables and accrued liabilities	$ 7,354	$ 44,516	$ 12,505	$ (13,598)	$ 50,777
Advances from joint interest partners	–	85	–	–	85
Commodity derivatives - current portion	–	1,114	–	–	1,114
Asset retirement obligations - current portion	–	11,195	–	–	11,195
Debt – current portion	138	1,837	–	–	1,975
Total current liabilities	7,492	58,747	12,505	(13,598)	65,146

Other liabilities:
Commodity derivatives	–	1,091	–	–	1,091
Asset retirement obligations	–	28,014	164	–	28,178
Debt	2,584	50,000	–	–	52,584
Senior secured notes	199,982	–	–	–	199,982
Deferred income taxes	5,198	133,002	396	–	138,596
Other long-term liabilities	328	–	–	–	328
Total other liabilities	208,092	212,107	560	–	420,759
Total liabilities	215,584	270,854	13,065	(13,598)	485,905

Total shareholders’ equity attributable to RAAM Global	292,280	494,504	1,269	(495,773)	292,280
Noncontrolling interest	1,269	–	–	–	1,269
Total shareholders' equity	293,549	494,504	1,269	(495,773)	293,549
Total liabilities and shareholders’ equity	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454

Condensed Consolidating Balance Sheets

At December 31, 2011 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Current assets:
Cash and cash equivalents	$ 340	$ 51,389	$ 14	$ –	$ 51,743
Receivables, net	2,146	48,326	163	(11,343)	39,292
Commodity derivatives – current portion	–	12,674	–	–	12,674
Prepaids and other current assets	2,032	6,832	–	–	8,864
Total current assets	4,518	119,221	177	(11,343)	112,573

Net oil and gas properties	–	604,822	11,085	–	615,907

Total other assets	513,667	4,923	–	(502,518)	16,072
Total assets	$ 518,185	$ 728,966	$ 11,262	$ (513,861)	$ 744,552

Liabilities and shareholders’ equity
Current liabilities:
Payables and accrued liabilities	$ 7,296	$ 81,804	$ 11,180	$ (11,343)	$ 88,937
Advances from joint interest partners	–	1,019	–	–	1,019
Commodity derivatives - current portion	–	–	–	–	–
Asset retirement obligations - current portion	–	1,778	–	–	1,778
Debt – current portion	128	1,801	–	–	1,929
Deferred income taxes – current portion	–	3,109	–	–	3,109
Total current liabilities	7,424	89,511	11,180	(11,343)	96,772

Other liabilities:
Commodity derivatives	–	4,244			4,244
Asset retirement obligations	–	24,887	123		25,010
Debt	2,733	–			2,733
Senior secured notes	199,972	–			199,972
Deferred income taxes	5,198	107,761	4		112,963
Other long-term liabilities	467	–	–	–	467
Total other liabilities	208,370	136,892	127	–	345,389
Total liabilities	215,794	226,403	11,307	(11,343)	442,161

Total shareholders’ equity attributable to RAAM Global	302,436	502,563	(45)	(502,518)	302,436
Noncontrolling interest	(45)	–	–	–	(45)
Total shareholders' equity	302,391	502,563	(45)	(502,518)	302,391
Total liabilities and shareholders’ equity	$ 518,185	$ 728,966	$ 11,262	$ (513,861)	$ 744,552

Condensed Consolidating Statements of Operations

For the year ended December 31, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Gas sales	$ –	$ 61,619	$ 1,916	$ –	$ 63,535
Oil sales	-	116,591	2,913	-	119,504
Realized and unrealized gains on derivatives, net		20,769			20,769
Total revenues	-	198,979	4,829	-	203,808

Costs and expenses:
Production and delivery costs	-	35,098	431	-	35,529
Production taxes		9,100	214		9,314
Workover costs	-	2,762	10	-	2,772
Depreciation, depletion and amortization	304	115,278	2,459	-	118,041
General & administrative expenses	5,106	15,667	7	-	20,780
Total operating expense	5,410	177,905	3,121	-	186,436
Income (loss) from operations	(5,410)	21,074	1,708	-	17,372

Other income (expenses):
Interest expense, net	(19,304)	(1,933)	-	-	(21,237)
Loss on disposals of inventory	-	(954)	-	-	(954)
Income from equity investment in subsidiaries	246			(246)	-
Other, net	376	55	-	-	431
Total other income (expenses)	(18,682)	(2,832)	-	(246)	(21,760)
Income (loss) before taxes	(24,092)	18,242	1,708	(246)	(4,388)

Income tax provision (benefit)	(21,500)	19,310	394	-	(1,796)
Net income (loss) including noncontrolling interest	$ (2,592)	$ (1,068)	$ 1,314	$ (246)	(2,592)

Net income attributable to noncontrolling interest (net of tax)	1,314	-	-	-	1,314
Net income (loss) attributable to RAAM Global	$ (3,906)	$ (1,068)	$ 1,314	$ (246)	$ (3,906)

Condensed Consolidating Statements of Operations

For the year ended December 31, 2011 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor Subsidiary	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:	(As Restated)	(As Restated)			(As Restated)	(As Restated)
Gas sales	$ 713	$ 82,446	$ 2,145	$ 1,760	$ -	$ 87,064
Oil sales	1,034	108,667	2,242	1,779	-	113,722
Realized and unrealized gains on derivatives, net	-	13,650	-	-	-	13,650
Total revenues	1,747	204,763	4,387	3,539	-	214,436

Costs and expenses:
Production and delivery costs	407	33,466	216	237	-	34,326
Production taxes	154	9,696	264	145	-	10,259
Workover costs	40	7,501	148	41	-	7,730
Depreciation, depletion and amortization	318	70,481	4	960	-	71,763
General & administrative expenses	12,240	16,612	-	9	-	28,861
Total operating expense	13,159	137,756	632	1,392	-	152,939
Income (loss) from operations	(11,412)	67,007	3,755	2,147	-	61,497

Other income (expenses):
Interest expense, net	(17,143)	189	-	-	-	(16,954)
Loss from equity investment	(2,044)	-	-	-	-	(2,044)
Loss on disposals of inventory	-	(20)	-	-	-	(20)
Income from equity investment in subsidiaries	56,228	-	-	-	(56,228)	-
Other, net	185	19	-	-	-	204
Total other income (expenses)	37,226	188	-	-	(56,228)	(18,814)
Income (loss) before taxes	25,814	67,195	3,755	2,147	(56,228)	42,683

Income tax provision	426	16,243	3	623	-	17,295
Net income (loss) including noncontrolling interest	$ 25,388	$ 50,952	$ 3,752	$ 1,524	$ (56,228)	25,388

Net income attributable to noncontrolling interest (net of tax)	1,524	-	-	-	-	1,524
Net income (loss) attributable to RAAM Global	$ 23,864	$ 50,952	$ 3,752	$ 1,524	$ (56,228)	$ 23,864

Condensed Consolidating Statements of Operations

For the year ended December 31, 2010 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Gas sales	$ 1,193	$ 75,527	$ 2,611	$ -	$ 79,331
Oil sales	1,070	79,763	2,289	-	83,122
Realized and unrealized gains on derivatives, net		17,417			17,417
Total revenues	2,263	172,707	4,900	-	179,870

Costs and expenses:
Production and delivery costs	389	30,837	343	-	31,569
Production taxes	195	5,451	86	-	5,732
Workover costs	22	10,442	6	-	10,470
Depreciation, depletion and amortization	11,251	53,860	2,201	-	67,312
General & administrative expenses	4,872	11,835	24	-	16,731
Total operating expense	16,729	112,425	2,660	-	131,814
Income (loss) from operations	(14,466)	60,282	2,240	-	48,056

Other income (expenses):
Interest expense, net	(5,786)	(2,995)		-	(8,781)
Loss on disposals of inventory	-	(1,463)	-	-	(1,463)
Income from equity investment	(5,156)	-	-	-	(5,156)
Income from equity investment in subsidiaries	68,930	-	-	(68,930)	-
Other, net	180	254	-	-	434
Total other income (expenses)	58,168	(4,204)	-	(68,930)	(14,966)
Income (loss) before taxes	43,702	56,078	2,240	(68,930)	33,090

Income tax provision (benefit)	16,406	(11,170)	558	-	5,794
Net income (loss) including noncontrolling interest	$ 27,296	$ 67,248	$ 1,682	$ (68,930)	27,296

Net income attributable to noncontrolling interest (net of tax)	1,682	-	-	-	1,682
Net income (loss) attributable to RAAM Global	$ 25,614	$ 67,248	$ 1,682	$ (68,930)	$ 25,614

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Net cash provided by (used in) operating activities	$ 134	$ 124,183	$ 4,207	$ (246)	$ 128,278

Investing activities
Change in investments between affiliates	6,862	(7,108)	–	246	–
Change in advances from joint interest partners	–	(934)	–	–	(934)
Additions to oil and gas properties and equipment	(443)	(175,608)	(4,449)	–	(180,500)
Proceeds from net sales of oil and gas properties	–	26,190	237	–	26,427
Net cash provided by (used in) investing activities	6,419	(157,460)	(4,212)	246	(155,007)

Financing activities
Proceeds from revolving credit facility	–	50,000	–	–	50,000
Proceeds from borrowings	–	7,101	–	–	7,101
Payments on borrowings	(139)	(7,065)	–	–	(7,204)
Payment of dividends	(6,250)	–	–	–	(6,250)
Other	10	–	–	–	10
Net cash (used in) provided by financing activities	(6,379)	50,036	–	–	43,657

Increase (decrease) in cash and cash equivalents	174	16,759	(5)	–	16,928
Cash and cash equivalents, beginning of period	340	51,389	14	–	51,743
Cash and cash equivalents, end of period	$ 514	$ 68,148	$ 9	$ –	$ 68,671

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2011 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor Subsidiary	Non-guarantor VIEs	Eliminations	Consolidated
	(As Restated)	(As Restated)			(As Restated)	(As Restated)
Net cash provided by (used in) operating activities	$ 36,803	$ 185,415	$ 3,694	$ 3,244	$ (56,228)	$ 172,928

Investing activities
Change in investments between affiliates	(104,659)	46,245	(3,436)	5,622	56,228	–
Change in advances from joint interest partners	–	1,019	–	–	–	1,019
Payment of prepaid drilling expenses	–	(555)			–	(555)
Additions to oil and gas properties and equipment	(95)	(218,389)	(258)	(8,881)	–	(227,623)
Purchase of noncontrolling interest	(21,000)	–	–	–	–	(21,000)
Proceeds from net sales of oil and gas properties	–	2,125	–	–	–	2,125
Net cash (used in) provided by investing activities	(125,754)	(169,555)	(3,694)	(3,259)	56,228	(246,034)

Financing activities
Proceeds from borrowings	–	8,037	–	–	–	8,037
Payments on borrowings	(109)	(7,238)	–	–	–	(7,347)
Deferred loan costs	–	(469)	–	–	–	(469)
Proceeds from issuance of 12.5% Senior Notes due 2015	51,250	–	–	–	–	51,250
Deferred bond costs	(1,510)	–	–	–	–	(1,510)
Payment of dividends	(6,063)	–	–	–	–	(6,063)
Other	40	(121)	–	–	–	(81)
Net cash provided by financing activities	43,608	209	–	–	–	43,817

Increase (decrease) in cash and cash equivalents	(45,343)	16,069	–	(15)	–	(29,289)
Cash and cash equivalents, beginning of period	45,683	35,320	–	29	–	81,032
Cash and cash equivalents, end of period	$ 340	$ 51,389	$ –	$ 14	$ –	$ 51,743

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2010 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Net cash provided by (used in) operating activities	$ 45,373	$ 132,371	$ 5,395	$ (68,930)	$ 114,209

Investing activities
Change in investments	–	150	–	–	150
Change in investments between affiliates	(138,621)	69,691	–	68,930	–
Change in advances from joint interest partners	–	(1,052)	–	–	(1,052)
Additions to oil and gas properties and equipment	(76)	(81,477)	(5,383)	–	(86,936)
Net cash (used in) provided investing activities	(138,697)	(12,688)	(5,383)	68,930	(87,838)

Financing activities
Proceeds from borrowings	–	8,874	–	–	8,874
Payments on borrowings	(112)	(118,912)	–	–	(119,024)
Proceeds from issuance of 12.5% Senior Notes due 2015	148,629	–	–	–	148,629
Deferred bond costs	(6,701)	–	–	–	(6,701)
Payment of dividends	(6,000)	–	–	–	(6,000)
Other	–	(5)	–	–	(5)
Net cash provided by (used in) financing activities	135,816	(110,043)	–	–	25,773

Increase in cash and cash equivalents	42,492	9,640	12	–	52,144
Cash and cash equivalents, beginning of period	3,191	25,680	17	–	28,888
Cash and cash equivalents, end of period	$ 45,683	$ 35,320	$ 29	$ –	$ 81,032

Supplemental Oil And Gas Data	12 Months Ended
Dec. 31, 2012
Supplemental Oil and Gas Data [Abstract]
Supplemental Oil and Gas Data

16.            Supplemental Oil and Gas Data (Unaudited)

The supplemental information that follows shows estimates of the discounted future net cash flows from proved oil and gas reserves, changes in such estimates and various cost data. This information has been prepared in accordance with requirements prescribed by Statement of Financial Accounting Standards No. 69 (SFAS 69). SFAS 69 was codified into FASB ASC Topic 932, Extractive Activities – Oil and Gas. Inherent in the underlying calculations of such data are many variables and assumptions, the more significant of which are described below:

•          Estimates of all discounted future net cash flows from proved oil and gas reserves are primarily based on reports of independent petroleum engineers. Probable and possible reserves, a portion of which experience has indicated generally become proved once further exploration work has been conducted, are not considered.

•          Future net cash flows have been discounted at an annual rate of 10% and have been reduced by applicable estimates of future production, development and net abandonment costs, all of which are based on current costs.

•          The reserve estimates have been valued using the average of the first-day-of-the-month price for the 12-month period. Therefore, the value of the reserves is not an estimate of fair value. The prices received for oil and gas are subject to great variation and may increase or decrease according to market conditions.

In view of the uncertainties inherent in developing this supplemental data, it is emphasized that the information represents estimates of future net cash flows and caution should accompany its use and interpretation. In addition, this information should not be viewed as representative of the current value of the Company.

Costs Incurred (Unaudited)

The following represents the total costs incurred during 2012, 2011 and 2010 with respect to oil and gas producing activities:

(In thousands)	2012	2011	2010
Costs incurred:	(As Restated)	(As Restated)
Unproved property	$ 66,790	$ 118,368	$ 35,332
Proved property	–	–	–
Exploration costs	35,803	80,296	27,030
Development costs	73,374	24,269	23,738
Total costs incurred	$ 175,967	$ 222,933	$ 86,100

Proved Oil and Gas Reserves (Unaudited)

The following sets forth estimates in proved and proved developed reserves of oil and gas and changes in estimates of proved reserves for 2012, 2011 and 2010. Oil, including condensate, is stated in barrels, and gas is stated in thousands of cubic feet at 14.73 P.S.I. All oil and gas reserves are located within the United States:

(In thousands)	2012
	Oil	Gas
Beginning of year	12,949	63,059
Revisions of previous estimates	810	2,637
Production	(1,104)	(18,411)
Extensions and discoveries	2,052	14,737
Purchase of reserves in-place	–	–
Proved reserves end of year	14,707	62,022
Proved developed reserves at beginning of year	5,300	56,106
Proved developed reserves at end of year	4,940	50,225

	2011

	Oil	Gas
Beginning of year	11,438	44,041
Revisions of previous estimates	1,026	15,903
Production	(1,050)	(17,630)
Extensions and discoveries	1,535	20,745
Purchase of reserves in-place	–	–
Proved reserves end of year	12,949	63,059
Proved developed reserves at beginning of year	3,851	35,917
Proved developed reserves at end of year	5,300	56,106

	2010
	Oil	Gas
Beginning of year	11,750	50,724
Revisions of previous estimates	281	3,330
Production	(1,066)	(16,172)
Extensions and discoveries	473	6,159
Purchase of reserves in-place	–	–
Proved reserves end of year	11,438	44,041
Proved developed reserves at beginning of year	4,292	40,563
Proved developed reserves at end of year	3,851	35,917

Standardized Measure of Discounted Future Net Cash Flows From Proved Oil and Gas Reserves (Unaudited)

The Standardized measure of discounted future net cash flows from proved oil and gas reserves at 2012, 2011 and 2010 is as follows (in thousands):

	2012	2011	2010
	As Restated	As Restated	As Restated
Future cash flows	$ 1,589,961	$ 1,526,957	$ 1,035,152
Future production costs	(403,363)	(377,414)	(246,090)
Future development and abandonment costs	(242,189)	(193,572)	(130,802)
Future net cash flows before income taxes and discount for timing	944,409	955,971	658,260
Future income taxes	(302,694)	(265,493)	(185,203)
Discount for estimated timing of net cash flows	(276,935)	(266,426)	(193,906)
Standardized measure of discounted future net cash flows	$ 364,780	$ 424,052	$ 279,151

Changes in Standardized Measure of Discounted Future Net Cash Flows (Unaudited)

The primary sources of change in the standardized measure of discounted future net cash flows are as follows:

	2012	2011	2010
(In Thousands)	As Restated	As Restated	As Restated
Standardized measure of discounted future net cash flows from proved oil and gas reserves at beginning of year	$ 424,052	$ 279,151	$ 201,907
Extensions and discoveries and improved recovery, net of future production and development costs	82,246	122,580	25,450
Purchase of reserves in-place	–	–	–
Development costs incurred during the period	73,374	24,269	23,738
Revenues, net of production costs	(158,873)	(156,201)	(124,237)
Revisions of estimates:
Net change in prices	(19,986)	83,792	162,472
Changes in estimated future development costs	(93,314)	(69,428)	(8,710)
Revision of quantity estimates	39,096	116,025	23,305
Net change in income taxes	(5,817)	(50,473)	(16,462)
Accretion of discount	61,866	39,896	31,322
Changes in production rates (timing) and other	(37,864)	34,441	(39,634)
Standardized measure of discounted future net cash flows from proved oil and gas reserves at end of year	$ 364,780	$ 424,052	$ 279,151

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

17.            Subsequent Events

In February 2013, the Company sold a 50% working interest in undeveloped acreage onshore Texas to an unrelated third party for approximately $17.4 million.  The Company will also receive a $17.4 million net carry from this unrelated third party.

Restatement Of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2012
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement Of Previously Issued Financial Statements

18.            Restatement of Previously Issued Financial Statements

The Company is restating the consolidated financial statements for 2010, 2011 and 2012.  During the preparation of the first quarter 2013 financial statements, the Company identified certain errors as follows:

·

The measurement of depletion expense on its oil and gas properties and related impacts on the limitation of capitalized costs, which resulted in a decrease to depletion expense of $4.6 million in 2010 and increases to depletion expense of $4.2 million and $40.1 million for 2011 and 2012, respectively.

·

The accounting for certain derivative transactions which were previously accounted for as cash flow hedges incorrectly, resulted in the current recognition of all unrealized mark-to-market adjustments, previously recorded in accumulated other comprehensive income (loss) of $6.0 million, $7.9 million and $6.7 million for 2010, 2011 and 2012, net of tax, respectively, to the realized and unrealized gain (loss) on derivatives, net, in the consolidated statements of operations.  Additionally, the previously recognized unrealized gains and losses on these instruments recorded as derivative (income) expense was reclassified to the realized and unrealized gains (losses) on derivatives, net, which was ($0.6) million, ($1.7) million, and ($2.3) million, for 2010, 2011, and 2012, respectively.  Lastly, the amounts previously recognized in oil and gas sales for these derivative transactions were reclassified to realized and unrealized gains (losses) on derivatives, net, and were approximately $40.7 million, $13.9 million, and $23.1 million for gas sales for 2010, 2011 and 2012, respectively, and $0.4 million, ($5.1) million, and ($2.6) million for oil sales, respectively.  As a result of the error correction on the Company’s derivative transactions, there are no other components of comprehensive income aside from net income, and accordingly, the statement of comprehensive income is no longer presented.

·

The reversal of a $48.2 million gain on an unevaluated property sale in 2008 which was not subject to amortization also impacted the measurement of subsequent periods’ depletion expenses included above.  The impact of this error was included as a correction of the prior period error affecting the Company’s beginning equity, net of tax, on January 1, 2010 opening retained earnings.

·

The classification of production taxes, which were previously netted with oil and gas sales, to a new line item within the operating expense section of the consolidated statement of operations, was $5.7 million, $10.3 million, and $9.3 million, in 2010, 2011 and 2012, respectively.

·

The measurement of capitalized interest, which resulted in a $0.8 million increase in oil and gas properties and a corresponding decrease in interest expenses in 2011 (and associated increases in net cash used in investing activities and net cash provided by operating activities), and a $0.8 million decrease in oil and gas properties and a corresponding increase in interest expenses in 2012 (and associated decreases in net cash used in investing activities and net cash provided by operating activities).

·

The presentation of its condensed consolidating financial information pursuant to Rule 3-10 of Regulation S-X to appropriately correct an error in the equity method accounting between the parent, subsidiary guarantors and non-guarantor subsidiaries.

To correctly reflect the correction of these errors for periods prior to 2010, including the adjustments to depletion expenses, limitations of capitalized oil and gas costs, the accounting for derivatives, and the unevaluated property sale, the Company recorded a $33.2 million increase, net of tax, to ending 2009 retained earnings and a $20.8 million decrease, net of tax, to ending 2009 accumulated other comprehensive income in the consolidated statement of shareholders’ equity to adjust the previously reported balance to the As Restated amounts as of this date. The impact of the errors is presented in the tables below (in thousands).

	December 31, 2012
Consolidated Balance Sheet	As Previously Reported	Adjustments	As Restated
Properties being amortized	$1,388,858	$(48,208)	$1,340,650
Accumulated depreciation, depletion, and amortization	(796,014)	28,340	(767,674)
Net oil and gas properties	674,136	(19,868)	654,268
Total assets	799,322	(19,868)	779,454
Deferred income taxes	146,021	(7,425)	138,596
Total other liabilities	428,184	(7,425)	420,759
Total liabilities	493,330	(7,425)	485,905
Retained earnings	241,292	(5,754)	235,538
Accumulated other comprehensive income, net of taxes	6,689	(6,689)	-
Total shareholders' equity attributable to RAAM	304,723	(12,443)	292,280
Total shareholders' equity	305,992	(12,443)	293,549
Total liabilities and shareholders' equity	799,322	(19,868)	779,454
Consolidated Statements of Operations
Gas sales	$83,431	$(19,896)	$63,535
Oil sales	110,747	8,757	119,504
Realized and unrealized gains on derivatives, net	-	20,769	20,769
Total revenues	194,178	9,630	203,808
Production taxes	-	9,314	9,314
Depreciation, depletion and amortization	77,928	40,113	118,041
Derivative income	(2,296)	2,296	-
Total operating expense	134,713	51,723	186,436
Income from operations	59,465	(42,093)	17,372
Interest expense, net	(20,407)	(830)	(21,237)
Total other income (expenses)	(20,930)	(830)	(21,760)
Income (loss) before taxes	38,535	(42,923)	(4,388)
Income tax provision (benefit)	14,237	(16,033)	(1,796)
Net income (loss) including noncontrolling interest	24,298	(26,890)	(2,592)
Net income (loss) attributable to RAAM Global	22,984	(26,890)	(3,906)
Consolidated Statements of Cash Flows
Net income including noncontrolling interest	$24,298	$(26,890)	$(2,592)
Depreciation, depletion and amortization	79,756	40,112	119,868
Deferred income taxes	36,945	(15,293)	21,652
Change in derivatives, net	8,836	1,240	10,076
Net cash provided by operating activities	129,109	(831)	128,278
Additions to oil and gas properties	(181,331)	831	(180,500)
Net cash used in investing activities	(155,838)	831	(155,007)

	December 31, 2011
	As Previously Reported	Adjustments	As Restated
Consolidated Balance Sheet
Properties being amortized	$1,203,272	$(47,378)	$1,155,894
Accumulated depreciation, depletion, and amortization	(720,062)	68,454	(651,608)
Net oil and gas properties	594,831	21,076	615,907
Total assets	723,476	21,076	744,552
Deferred income taxes	105,095	7,868	112,963
Total other liabilities	337,521	7,868	345,389
Total liabilities	434,293	7,868	442,161
Retained earnings	224,558	21,136	245,694
Accumulated other comprehensive income, net of taxes	7,928	(7,928)	-
Total shareholders' equity attributable to RAAM	289,228	13,208	302,436
Total shareholders' equity	289,183	13,208	302,391
Total liabilities and shareholders' equity	723,476	21,076	744,552
Consolidated Statements of Operations
Gas sales	$97,456	$(10,392)	$87,064
Oil sales	101,906	11,816	113,722
Realized and unrealized gains on derivatives, net	-	13,650	13,650
Total revenues	199,362	15,074	214,436
Production taxes	-	10,259	10,259
Depreciation, depletion and amortization	67,597	4,166	71,763
Derivative income	(1,700)	1,700	-
Total operating expense	136,814	16,125	152,939
Income from operations	62,548	(1,051)	61,497
Interest expense, net	(17,784)	830	(16,954)
Total other income (expenses)	(19,644)	830	(18,814)
Income before taxes	42,904	(221)	42,683
Income tax provision	17,381	(86)	17,295
Net income including noncontrolling interest	25,523	(135)	25,388
Net income attributable to RAAM Global	23,999	(135)	23,864
Consolidated Statements of Cash Flows
Net income including noncontrolling interest	$25,523	$(135)	$25,388
Depreciation, depletion and amortization	69,790	4,167	73,957
Deferred income taxes	15,525	(1,251)	14,274
Change in derivatives, net	(2,864)	(1,951)	(4,815)
Net cash provided by operating activities	172,098	830	172,928
Additions to oil and gas properties	(226,793)	(830)	(227,623)
Net cash used in investing activities	(245,204)	(830)	(246,034)

	December 31, 2010
	As Previously Reported	Adjustments	As Restated
Consolidated Statements of Operations
Gas sales	$117,176	$(37,845)	$79,331
Oil sales	80,632	2,490	83,122
Realized and unrealized gains on derivatives, net	-	17,417	17,417
Total revenues	197,808	(17,938)	179,870
Production taxes	-	5,732	5,732
Depreciation, depletion and amortization	$71,954	$(4,642)	$67,312
Derivative income	(555)	555	-
Total operating expense	130,169	1,645	131,814
Income from operations	67,639	(19,583)	48,056
Income before taxes	52,673	(19,583)	33,090
Income tax provision	13,440	(7,646)	5,794
Net income including noncontrolling interest	39,233	(11,937)	27,296
Net income attributable to RAAM Global	37,551	(11,937)	25,614
Consolidated Statements of Cash Flows
Net income including noncontrolling interest	$39,233	$(11,937)	$27,296
Depreciation, depletion and amortization	73,550	(4,641)	68,909
Deferred income taxes	(19,237)	1,733	(17,504)
Change in derivatives, net	8,825	14,845	23,670
Consolidated Statements of Shareholders' Equity
Retained earnings	$223,570	$21,271	$244,841
Accumulated other comprehensive income, net of taxes	5,977	(5,977)	-
Total shareholders' equity	282,374	12,827	295,201

	December 31, 2009
	As Previously Reported	Adjustments	As Restated
Consolidated Statements of Shareholders' Equity
Retained earnings	$187,317	$33,208	$220,525
Accumulated other comprehensive income, net of taxes	20,822	(20,822)	-
Total shareholders' equity	258,499	12,386	270,885

The impact of these same errors as it relates to the Condensed Consolidating Financial Information in Note 15 is presented in the tables below (in thousands).

	December 31, 2012
Condensed Consolidating Balance Sheets	As Previously Reported	Adjustments	As Restated
Net oil and gas properties
Subsidiary Guarantors	660,543	(19,868)	640,675
Consolidated	674,136	(19,868)	654,268
Total other assets
RAAM Global Energy Company	122,714	382,297	505,011
Eliminations	(113,477)	(382,296)	(495,773)
Total assets
RAAM Global Energy Company	126,837	382,296	509,133
Subsidiary Guarantors	785,227	(19,869)	765,358
Eliminations	(127,075)	(382,296)	(509,371)
Consolidated	799,322	(19,868)	779,454
Deferred income taxes
Subsidiary Guarantors	140,428	(7,426)	133,002
Consolidated	146,021	(7,425)	138,596
Total other liabilities
Subsidiary Guarantors	219,533	(7,426)	212,107
Consolidated	428,184	(7,425)	420,759
Total liabilities
Subsidiary Guarantors	278,280	(7,426)	270,854
Consolidated	493,330	(7,425)	485,905
Total shareholders' equity attributable to RAAM
RAAM Global Energy Company	(88,747)	381,027	292,280
Subsidiary Guarantors	506,947	(12,443)	494,504
Eliminations	(113,477)	(382,296)	(495,773)
Consolidated	304,723	(12,443)	292,280
Total shareholders' equity
RAAM Global Energy Company	(88,747)	382,296	293,549
Subsidiary Guarantors	506,947	(12,443)	494,504
Eliminations	(113,477)	(382,296)	(495,773)
Consolidated	305,992	(12,443)	293,549
Total liabilities and shareholders' equity
RAAM Global Energy Company	126,837	382,296	509,133
Subsidiary Guarantors	785,227	(19,869)	765,358
Eliminations	(127,075)	(382,296)	(509,371)
Consolidated	799,322	(19,868)	779,454
Condensed Consolidating Statements of Operations
Gas sales
Subsidiary Guarantors	81,599	(19,980)	61,619
Non-guarantor VIEs	1,832	84	1,916
Consolidated	83,431	(19,896)	63,535
Oil sales
Subsidiary Guarantors	107,964	8,627	116,591
Non-guarantor VIEs	2,783	130	2,913
Consolidated	110,747	8,757	119,504
Realized and unrealized gains on derivatives, net
Subsidiary Guarantors	-	20,769	20,769
Consolidated	-	20,769	20,769
Total revenues
Subsidiary Guarantors	189,563	9,416	198,979
Non-guarantor VIEs	4,615	214	4,829
Consolidated	194,178	9,630	203,808
Production taxes
Subsidiary Guarantors	-	9,100	9,100
Non-guarantor VIEs	-	214	214
Consolidated	-	9,314	9,314
Depreciation, depletion and amortization
Subsidiary Guarantors	75,164	40,114	115,278
Non-guarantor VIEs	2,460	(1)	2,459
Consolidated	77,928	40,113	118,041
Derivative income
Subsidiary Guarantors	(2,296)	2,296	-
Consolidated	(2,296)	2,296	-
Total operating expense
Subsidiary Guarantors	126,395	51,510	177,905
Non-guarantor VIEs	2,908	213	3,121
Consolidated	134,713	51,723	186,436
Income from operations
Subsidiary Guarantors	63,168	(42,094)	21,074
Consolidated	59,465	(42,093)	17,372
Interest expense, net
Subsidiary Guarantors	(1,104)	(829)	(1,933)
Consolidated	(20,407)	(830)	(21,237)
Income from equity investment in sub guarantors
RAAM Global Energy Company	-	246	246
Eliminations	-	(246)	(246)
Total other income (expenses)
RAAM Global Energy Company	(18,927)	245	(18,682)
Subsidiary Guarantors	(2,003)	(829)	(2,832)
Eliminations	-	(246)	(246)
Consolidated	(20,930)	(830)	(21,760)
Income (loss) before taxes
RAAM Global Energy Company	(24,337)	245	(24,092)
Subsidiary Guarantors	61,165	(42,923)	18,242
Eliminations	-	(246)	(246)
Consolidated	38,535	(42,923)	(4,388)
Income tax provision (benefit)
Subsidiary Guarantors	35,343	(16,033)	19,310
Consolidated	14,237	(16,033)	(1,796)
Net income (loss) including noncontrolling interest
RAAM Global Energy Company	(2,838)	246	(2,592)
Subsidiary Guarantors	25,822	(26,890)	(1,068)
Eliminations	-	(246)	(246)
Consolidated	24,298	(26,890)	(2,592)
Net income (loss) attributable to RAAM Global
RAAM Global Energy Company	(2,838)	(1,068)	(3,906)
Subsidiary Guarantors	25,822	(26,890)	(1,068)
Eliminations	-	(246)	(246)
Consolidated	22,984	(26,890)	(3,906)
Condensed Consolidating Statements of Cash Flows
Net cash (used in) provided by operating activities
RAAM Global Energy Company	(112)	246	134
Subsidiary Guarantors	125,013	(830)	124,183
Eliminations	-	(246)	(246)
Consolidated	129,109	(831)	128,278
Change in investments between affiliates
RAAM Global Energy Company	7,108	(246)	6,862
Eliminations	-	246	246
Additions to oil and gas properties and equipment
Subsidiary Guarantors	(176,438)	830	(175,608)
Consolidated	(181,331)	831	(180,500)
Net cash provided by (used in) investing activities
RAAM Global Energy Company	6,665	(246)	6,419
Subsidiary Guarantors	(158,290)	830	(157,460)
Eliminations	-	246	246
Consolidated	(155,838)	831	(155,007)

	December 31, 2011
Condensed Consolidating Balance Sheets	As Previously Reported	Adjustments	As Restated
Net oil and gas properties
Subsidiary Guarantors	583,746	21,076	604,822
Consolidated	594,831	21,076	615,907
Total other assets
RAAM Global Energy Company	124,625	389,042	513,667
Eliminations	(113,477)	(389,041)	(502,518)
Total assets
RAAM Global Energy Company	129,144	389,041	518,185
Subsidiary Guarantors	707,890	21,076	728,966
Eliminations	(124,820)	(389,041)	(513,861)
Consolidated	723,476	21,076	744,552
Deferred income taxes
Subsidiary Guarantors	99,893	7,868	107,761
Consolidated	105,095	7,868	112,963
Total other liabilities
Subsidiary Guarantors	129,024	7,868	136,892
Consolidated	337,521	7,868	345,389
Total liabilities
Subsidiary Guarantors	218,535	7,868	226,403
Consolidated	434,293	7,868	442,161
Total shareholders' equity attributable to RAAM
RAAM Global Energy Company	(86,650)	389,086	302,436
Subsidiary Guarantors	489,355	13,208	502,563
Eliminations	(113,477)	(389,041)	(502,518)
Consolidated	289,228	13,208	302,436
Total shareholders' equity
RAAM Global Energy Company	(86,650)	389,041	302,391
Subsidiary Guarantors	489,355	13,208	502,563
Eliminations	(113,477)	(389,041)	(502,518)
Consolidated	289,183	13,208	302,391
Total liabilities and shareholders' equity
RAAM Global Energy Company	129,144	389,041	518,185
Subsidiary Guarantors	707,890	21,076	728,966
Eliminations	(124,820)	(389,041)	(513,861)
Consolidated	723,476	21,076	744,552
Condensed Consolidating Statements of Operations
Gas sales
RAAM Global Energy Company	688	25	713
Subsidiary Guarantors	93,066	(10,620)	82,446
Non-guarantor Subsidiary	2,021	124	2,145
Non-guarantor VIEs	1,681	79	1,760
Consolidated	97,456	(10,392)	87,064
Oil sales
RAAM Global Energy Company	905	129	1,034
Subsidiary Guarantors	97,186	11,481	108,667
Non-guarantor Subsidiary	2,102	140	2,242
Non-guarantor VIEs	1,713	66	1,779
Consolidated	101,906	11,816	113,722
Realized and unrealized gains on derivatives, net
Subsidiary Guarantors	-	13,650	13,650
Consolidated	-	13,650	13,650
Total revenues
RAAM Global Energy Company	1,593	154	1,747
Subsidiary Guarantors	190,252	14,511	204,763
Non-guarantor Subsidiary	4,123	264	4,387
Non-guarantor VIEs	3,394	145	3,539
Consolidated	199,362	15,074	214,436
Production taxes
RAAM Global Energy Company	-	154	154
Subsidiary Guarantors	-	9,696	9,696
Non-guarantor Subsidiary	-	264	264
Non-guarantor VIEs	-	145	145
Consolidated	-	10,259	10,259
Depreciation, depletion and amortization
Subsidiary Guarantors	66,315	4,166	70,481
Consolidated	67,597	4,166	71,763
Derivative income
Subsidiary Guarantors	(1,700)	1,700	-
Consolidated	(1,700)	1,700	-
Total operating expense
RAAM Global Energy Company	13,005	154	13,159
Subsidiary Guarantors	122,194	15,562	137,756
Non-guarantor Subsidiary	368	264	632
Non-guarantor VIEs	1,247	145	1,392
Consolidated	136,814	16,125	152,939
Income from operations
Subsidiary Guarantors	68,058	(1,051)	67,007
Consolidated	62,548	(1,051)	61,497
Interest expense, net
Subsidiary Guarantors	(641)	830	189
Consolidated	(17,784)	830	(16,954)
Income from equity investment in sub guarantors
RAAM Global Energy Company	-	56,228	56,228
Eliminations	-	(56,228)	(56,228)
Total other income (expenses)
RAAM Global Energy Company	(19,001)	56,227	37,226
Subsidiary Guarantors	(643)	831	188
Eliminations	-	(56,228)	(56,228)
Consolidated	(19,644)	830	(18,814)
Income (loss) before taxes
RAAM Global Energy Company	(30,413)	56,227	25,814
Subsidiary Guarantors	67,415	(220)	67,195
Eliminations	-	(56,228)	(56,228)
Consolidated	42,904	(221)	42,683
Income tax provision
Subsidiary Guarantors	16,329	(86)	16,243
Consolidated	17,381	(86)	17,295
Net income (loss) including noncontrolling interest
RAAM Global Energy Company	(30,839)	56,227	25,388
Subsidiary Guarantors	51,086	(134)	50,952
Eliminations	-	(56,228)	(56,228)
Consolidated	25,523	(135)	25,388
Net income (loss) attributable to RAAM Global
RAAM Global Energy Company	(30,839)	54,703	23,864
Subsidiary Guarantors	51,086	(134)	50,952
Eliminations	-	(56,228)	(56,228)
Consolidated	23,999	(135)	23,864
Condensed Consolidating Statements of Cash Flows
Net cash (used in) provided by operating activities
RAAM Global Energy Company	(19,424)	56,227	36,803
Subsidiary Guarantors	184,585	830	185,415
Eliminations	-	(56,228)	(56,228)
Consolidated	172,098	830	172,928
Change in investments between affiliates
RAAM Global Energy Company	(48,431)	(56,228)	(104,659)
Eliminations	-	56,228	56,228
Additions to oil and gas properties and equipment
Subsidiary Guarantors	(217,559)	(830)	(218,389)
Consolidated	(226,793)	(830)	(227,623)
Net cash used in investing activities
RAAM Global Energy Company	(69,526)	(56,228)	(125,754)
Subsidiary Guarantors	(168,725)	(830)	(169,555)
Eliminations	-	56,228	56,228
Consolidated	(245,204)	(830)	(246,034)

	December 31, 2010
	As Previously Reported	Adjustments	As Restated
Condensed Consolidating Statements of Operations
Gas sales
RAAM Global Energy Company	1,132	61	1,193
Subsidiary Guarantors	113,487	(37,960)	75,527
Non-guarantor VIEs	2,557	54	2,611
Consolidated	117,176	(37,845)	79,331
Oil sales
RAAM Global Energy Company	936	134	1,070
Subsidiary Guarantors	77,439	2,324	79,763
Non-guarantor VIEs	2,257	32	2,289
Consolidated	80,632	2,490	83,122
Realized and unrealized gains on derivatives, net
Subsidiary Guarantors	-	17,417	17,417
Consolidated	-	17,417	17,417
Total revenues
RAAM Global Energy Company	2,068	195	2,263
Subsidiary Guarantors	190,926	(18,219)	172,707
Non-guarantor VIEs	4,814	86	4,900
Consolidated	197,808	(17,938)	179,870
Production taxes
RAAM Global Energy Company	-	195	195
Subsidiary Guarantors	-	5,451	5,451
Non-guarantor VIEs	-	86	86
Consolidated	-	5,732	5,732
Depreciation, depletion and amortization
Subsidiary Guarantors	58,502	(4,642)	53,860
Consolidated	71,954	(4,642)	67,312
Derivative income
Subsidiary Guarantors	(555)	555	-
Consolidated	(555)	555	-
Total operating expense
RAAM Global Energy Company	16,533	196	16,729
Subsidiary Guarantors	111,061	1,364	112,425
Non-guarantor VIEs	2,575	85	2,660
Consolidated	130,169	1,645	131,814
Income from operations
Subsidiary Guarantors	79,865	(19,583)	60,282
Consolidated	67,639	(19,583)	48,056
Income from equity investment in sub guarantors
RAAM Global Energy Company	-	68,930	68,930
Eliminations	-	(68,930)	(68,930)
Total other income (expenses)
RAAM Global Energy Company	(10,762)	68,930	58,168
Eliminations	-	(68,930)	(68,930)
Income (loss) before taxes
RAAM Global Energy Company	(25,227)	68,929	43,702
Subsidiary Guarantors	75,661	(19,583)	56,078
Eliminations	-	(68,930)	(68,930)
Consolidated	52,673	(19,583)	33,090
Income tax provision (benefit)
Subsidiary Guarantors	(3,524)	(7,646)	(11,170)
Consolidated	13,440	(7,646)	5,794
Net income (loss) including noncontrolling interest
RAAM Global Energy Company	(41,634)	68,930	27,296
Subsidiary Guarantors	79,185	(11,937)	67,248
Eliminations	-	(68,930)	(68,930)
Consolidated	39,233	(11,937)	27,296
Net income (loss) attributable to RAAM Global
RAAM Global Energy Company	(41,634)	67,248	25,614
Subsidiary Guarantors	79,185	(11,937)	67,248
Eliminations	-	(68,930)	(68,930)
Consolidated	37,551	(11,937)	25,614
Condensed Consolidating Statements of Cash Flows
Net cash (used in) provided by operating activities
RAAM Global Energy Company	(23,557)	68,930	45,373
Eliminations	-	(68,930)	(68,930)
Change in investments between affiliates
RAAM Global Energy Company	(69,691)	(68,930)	(138,621)
Eliminations	-	68,930	68,930
Net cash used in investing activities
RAAM Global Energy Company	(69,767)	(68,930)	(138,697)
Eliminations	-	68,930	68,930

Basis Of Presentation And Significant Accounting Policies (Policy)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis Of Presentation And Significant Accounting Policies [Abstract]
Basis of Accounting and Principles of Consolidation

Basis of Presentation

The accompanying condensed consolidated financial statements of RAAM Global include the accounts of RAAM Global, its wholly-owned subsidiaries, and variable interest entities where RAAM Global is the primary beneficiary (accounted for as noncontrolling interest).  Intercompany accounts and transactions have been eliminated in consolidation.  The accompanying interim Condensed Consolidated Financial Statements are unaudited; however, in the opinion of the Company’s management, all adjustments necessary for a fair statement of the Company’s interim financial results have been included. These adjustments were of a normal recurring nature. The results for the interim periods are not necessarily indicative of results to be expected for any other interim period or for the entire year.

The Condensed Consolidated Balance Sheets as of December 31, 2012 were derived from audited financial statements, but do not include all disclosures required by accounting principles generally accepted in the United States (“U.S. GAAP”). Certain notes and other information have been condensed or omitted from the interim financial statements presented in this quarterly report. Therefore, these financial statements and notes should be read in conjunction with the Company’s audited annual consolidated financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2012.

Basis of Accounting and Principles of Consolidation

The accompanying consolidated financial statements are presented on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles. The accompanying consolidated financial statements of RAAM Global include the accounts of RAAM Global, its wholly-owned subsidiaries, and variable interest entities where RAAM Global is the primary beneficiary. Intercompany accounts and transactions have been eliminated in consolidation.

Use Of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The Company’s most significant financial estimates are based on remaining proved oil and gas reserves.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The Company’s most significant financial estimates are based on remaining proved oil and gas reserves.

Financial Instruments

Financial Instruments

The Company considers all highly liquid financial instruments with an original maturity of three months or less to be cash equivalents.

The Company includes fair value information in the notes to financial statements when the fair value of its financial instruments is different from the book value.

Oil And Gas Properties

Oil and Gas Properties

The Company uses the full-cost method of accounting for exploration and development costs. Accordingly, all costs associated with acquisition, exploration and development of oil and gas reserves, including interest related to significant properties being evaluated and directly related overhead costs, are capitalized. Capitalized overhead costs amounted to $1.6 million and $1.2 million for the three months ended June 30, 2013 and 2012, respectively, and $3.1 million and $2.3 million for the six months ended June 30, 2013 and 2012, respectively.  The Company capitalized interest of $0.4 million and $4.3 million during the three months ended June 30, 2013 and 2012, respectively, related to significant active properties not subject to amortization.  The Company capitalized interest of $0.8 million and $4.9 million during the six months ended June 30, 2013 and 2012, respectively, related to significant active properties not subject to amortization.

All capitalized costs of oil and gas properties are amortized through depreciation, depletion and amortization (“DD&A”) using the future gross revenue method whereby the annual provision is computed by dividing revenue earned during the period by future gross revenues at the beginning of the period, and applying the resulting rate to the cost of oil and gas properties, including estimated future development and abandonment costs.

Investments in unproved properties and major development projects are not amortized until proved reserves are attributed to the projects or until impairment occurs. If the results of an assessment indicate that the properties are impaired, that portion of such costs is added to the capitalized costs to be amortized.

Unevaluated properties and associated costs not currently being amortized and included in oil and gas properties were $58.1 million and $81.3 million at June 30, 2013 and December 31, 2012, respectively. The Company believes that the unevaluated properties at June 30, 2013 will be substantially evaluated during the remainder of 2013, 2014 and 2015, and the costs will begin to be amortized at that time.

Each quarter, we review the carrying value of our capitalized oil and gas properties under the full cost accounting guidance of the SEC.  This review is referred to as a “ceiling test.” Capitalized costs, less accumulated amortization and related deferred income taxes, shall not exceed an amount equal to the sum of the estimated present value of future net cash flows from proved reserves discounted at 10%, less estimated future expenditures to be incurred in developing and producing the proved reserves based on current economic and operating conditions, plus the lower of cost or fair value of unproved properties, each after income tax effects.  To calculate estimated future net revenues, current prices are calculated using the average of the first-day-of-the-month price for the trailing 12-month period.  These prices are used except where different prices are fixed and determinable through contractual arrangements.

At June 30, 2013, the Company’s ceiling test computation did not result in a write-down and was based on twelve-month average prices of $88.13 per barrel of oil plus adjustments by lease for quality, transportation fees, and regional price differentials and $3.44 per MMBtu of natural gas plus adjustments by lease for energy content, transportation fees, and regional price differentials.  For 2012, the Company’s ceiling test computation resulted in a $37.0 million write-down and was based on twelve-month average prices of $91.21 per barrel of oil, plus adjustments and $2.76 per MMBtu of natural gas, plus adjustments.

Sales of proved and unproved properties are accounted for as adjustments of capitalized costs, with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in current income.

During the first quarter of 2013, the Company sold a 50% working interest in undeveloped acreage onshore Texas to an unrelated third party for $17.3 million. The Company will also receive a $17.3 million net carry from this unrelated third party.  The sale was recorded as a reduction to our net oil and gas properties on the accompanying condensed consolidated balance sheets, with no income statement impact because the sale did not significantly alter the relationship between capitalized costs and proved reserves.

During the fourth quarter of 2012, the Company sold approximately 40,000 acres in Oklahoma to a former joint venture partner. The sales price was approximately $10.0 million and was recorded as a reduction to our net oil and gas properties on the accompanying condensed consolidated balance sheets, with no income statement impact because the sale did not significantly alter the relationship between capitalized costs and proved reserves.

During the third quarter of 2012, the Company sold approximately 15,000 net acres in oil, gas and/or mineral leases and a total of approximately 56,000 net acres, which includes options in oil, gas and/or mineral leases, located in Texas and Louisiana and a well and related equipment located in Louisiana, along with all of our contracts and agreements related to this property to an unrelated third party.  The sales price was approximately $14.0 million and was recorded as a reduction to net oil and gas properties on the accompanying condensed consolidated balance sheets, with no income statement impact because the sale did not significantly alter the relationship between capitalized costs and proved reserves.

During the second quarter of 2012, the Company sold a wellbore and production facility in Louisiana state waters to an unrelated third party.  The sales price was approximately $2.0 million and was recorded as a reduction to our net oil and gas properties on the accompanying condensed consolidated balance sheets, with no income statement impact because the sale did not significantly alter the relationship between capitalized costs and proved reserves.

There are certain related party entities that are joint interest and revenue partners in certain of the Company’s properties. See Note 9 for further information.

Oil and Gas Properties

The Company uses the full-cost method of accounting for exploration and development costs. Accordingly, all costs associated with acquisition, exploration and development of oil and gas reserves, including interest related to significant properties being evaluated and directly related overhead costs, are capitalized. Capitalized overhead costs amounted to $4.9 million, $5.2 million and $4.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.  The Company capitalized interest of $6.8 million, $7.0 million and $0.7 million during the years ended December 31, 2012, 2011 and 2010, respectively, related to significant properties not subject to amortization.

All capitalized costs of oil and gas properties are amortized through depreciation, depletion and amortization (DD&A) using the future gross revenue method whereby the annual provision is computed by dividing revenue earned during the period by future gross revenues at the beginning of the period, and applying the resulting rate to the cost of oil and gas properties, including estimated future development and abandonment costs.

Investments in unproved properties and major development projects are not amortized until proved reserves are attributed to the projects or until impairment occurs. If the results of an assessment indicate that the properties are impaired, that portion of such costs is added to the capitalized costs to be amortized.

Unevaluated properties and associated costs not currently being amortized and included in oil and gas properties were $81.3 million and $111.6 million at December 31, 2012 and December 31, 2011, respectively.  The Company believes that the unevaluated properties at December 31, 2012 will be substantially evaluated during 2013, 2014 and 2015, and the costs will begin to be amortized at that time.

Each quarter, we review the carrying value of our capitalized oil and gas properties under the full cost accounting guidance of the SEC.  This review is referred to as a “ceiling test.”  Capitalized costs, less accumulated amortization and related deferred income taxes, shall not exceed an amount equal to the sum of the estimated present value of future net cash flows from proved reserves discounted at 10%, less estimated future expenditures to be incurred in developing and producing the proved reserves based on current economic and operating conditions, plus the lower of cost or fair value of unproved properties, each after income tax effects.  To calculate estimated future net revenues, current prices are calculated using the average of the first-day-of-the-month price for the trailing 12-month period.  These prices are used except where different prices are fixed and determinable through contractual arrangements.  Details specific to the Company’s ceiling tests for the periods presented in the accompanying consolidated financial statements are discussed in Note 5, Property, Plant and Equipment and Asset Retirement Obligations.

Sales of proved and unproved properties are accounted for as adjustments of capitalized costs, with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in current income.

There are certain related party entities that are joint interest and revenue partners in certain of the Company’s properties. See Note 13, Related-party Transactions, for further information.

Other Capitalized Assets

Other Capitalized Assets

Buildings and improvements, office equipment, software, furniture, fixtures, and leased equipment are depreciated over their estimated useful lives (2 - 32 years) using the straight-line method.  See Note 5, Property, Plant and Equipment and Asset Retirement Obligations, for additional information.

Derivative Activities

Derivative Activities

The Company’s revenues are primarily the result of sales of its oil and natural gas production. Market prices of oil and natural gas may fluctuate and affect operating results. The Company engages in derivative activities that primarily include the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available.

The Company recognizes its derivative instruments on the balance sheet as either assets or liabilities measured at fair value with such amounts classified as current or long-term based on anticipated settlement dates.  The Company has not designated its derivative instruments as cash flow hedges for accounting purposes and, as a result, marks its derivative instruments to fair value and records the unrealized changes in fair value in Realized and unrealized gains (losses) on derivatives, net in the accompanying condensed consolidated statements of operations.  All realized cash settlements of derivative activities are also recorded in Realized and unrealized gains (losses) on derivatives, net in the accompanying condensed consolidated statements of operations.  See Note 5, Commodity Derivative Instruments and Derivative Activities included elsewhere in this quarterly report for further details on the unrealized changes in fair value between periods and the realized cash settlements received or paid in each reporting period.

Derivative Activities

The Company’s revenues are primarily the result of sales of its oil and natural gas production. Market prices of oil and natural gas may fluctuate and affect operating results. The Company engages in derivative activities that primarily include the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available.

The Company recognizes its derivative instruments on the balance sheet as either assets or liabilities measured at fair value with such amounts classified as current or long-term based on anticipated settlement dates.  The Company has not designated its derivative instruments as hedges for accounting purposes and, as a result, marks its derivative instruments to fair value and records the unrealized changes in fair value in Realized and unrealized gains on derivatives, net in the accompanying consolidated statements of operations.  All realized cash settlements of derivative activities are also recorded in Realized and unrealized gains on derivatives, net in the accompanying consolidated statements of operations.  See Note 6, Commodity Derivative Instruments and Derivative Activities for further details on the unrealized changes in fair value between periods and the realized cash settlements received or paid.

Income Taxes

Income Taxes

The Company follows Financial Accounting Standards Board (“FASB”) guidance on accounting for income taxes. The asset and liability method prescribed by this guidance requires recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the tax bases and financial reporting bases of assets and liabilities.  Interest and penalties on tax payments are recorded as a component of the income tax provision.

Revenue Recognition and Taxes Remitted to Governmental Authorities

Revenue Recognition and Taxes Paid to Governmental Authorities

The Company recognizes natural gas and oil sales from its interests in producing wells under the sales method of accounting. Under the sales method, the Company recognizes revenues based on the amount of natural gas or oil sold to purchasers, which may differ from the amounts to which the Company is entitled, based on its interest in the properties. Gas balancing obligations as of December 31, 2012, 2011 and 2010 were not significant.  Severance taxes paid to governments were $9.3 million, $10.3 million and $5.7 million for 2012, 2011 and 2010, respectively, and were recorded in Production taxes in the accompanying consolidated statements of operations.

Accounting for Accounts and Revenues Receivable

Accounting for Accounts and Revenues Receivable

The Company records receivables due within one year at the outstanding value, adjusted for the allowance for doubtful accounts.  Accounts receivable is made up of joint interest billings (“JIB”) to partners for well expenses incurred prior to year-end that remain unpaid at the balance sheet date.  Revenues receivable is made up of amounts due from purchasers for oil and gas volumes sold prior to year-end that remain unpaid at the balance sheet date.  The company uses the aging of receivables to calculate the allowance for doubtful accounts.

Accounting for Asset Retirement Obligations

Asset Retirement Obligations

In accordance with the provisions of Financial Accounting Standards Board (“FASB”) guidance related to accounting for asset retirement obligations (“ARO”) and FASB guidance on accounting for conditional asset retirement obligations, costs associated with the retirement of fixed assets (e.g., oil and gas production facilities, etc.) that the Company is legally obligated to incur are accrued. The fair value of the obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made.  The Company reassesses its ARO on a quarterly basis and records necessary increases or decreases as changes in estimates in the respective quarter.  The Company evaluates whether there are any indicators that suggest that the expected cash flows underlying the ARO liability have changed materially.

The associated asset retirement costs are capitalized as part of the carrying amount of the fixed asset and are depreciated over the life of the applicable asset.  Accretion of the discounted asset retirement obligations is recognized as an increase in the carrying amount of the liability and as an expense in Depreciation, depletion and amortization on the accompanying condensed consolidated statements of operations.

The change in the Company’s asset retirement obligations is set forth below:

In thousands
Balance of ARO as of January 1, 2013	$39,373
Accretion expense	679
Additions	2,313
Settlement of ARO	(1,472)
Changes in ARO estimate	(1,388)
Balance of ARO as of June 30, 2013	$39,505

Accounting for Asset Retirement Obligations

In accordance with the provisions of FASB guidance related to accounting for asset retirement obligations and FASB guidance on accounting for conditional asset retirement obligations, costs associated with the retirement of fixed assets (e.g., oil and gas production facilities, etc.) that the Company is legally obligated to incur are accrued. The fair value of the obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made.  The associated asset retirement costs are capitalized as part of the carrying amount of the fixed asset and are depreciated over the life of the applicable asset.  The asset retirement cost recorded in oil and gas properties being amortized was $31.3 million and $21.5 million at December 31, 2012 and December 31, 2011, respectively.  Accretion of the discounted asset retirement obligations is recognized as an increase in the carrying amount of the liability and as an expense within depreciation, depletion and amortization on the accompanying consolidated statement of operations.  See Note 5, Property, Plant and Equipment and Asset Retirement Obligations, for additional information.

Operating Segments	Operating Segments The Company operates in one business segment – the exploration, development and sale of oil and gas.	Operating Segments The Company operates in one business segment - the exploration, development and sale of oil and gas.

Basis Of Presentation And Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Basis Of Presentation And Significant Accounting Policies [Abstract]
Change In Asset Retirement Obligations

In thousands
Balance of ARO as of January 1, 2013	$39,373
Accretion expense	679
Additions	2,313
Settlement of ARO	(1,472)
Changes in ARO estimate	(1,388)
Balance of ARO as of June 30, 2013	$39,505

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule Of Assets And Liabilities

	Fair Value Measurements Using
In Thousands	Quoted Price in Active Markets (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value	Netting(1)	Carrying Amount
June 30, 2013
Assets:
Commodity derivatives	$-	$3,283	$-	$3,283	$(1,078)	$2,205
Liabilities:
Commodity derivatives	-	(2,700)	-	(2,700)	1,078	(1,622)
December 31, 2012
Assets:
Commodity derivatives	$-	$8,429	$-	$8,429	$(4,679)	$3,750
Liabilities:
Commodity derivatives	-	(6,884)	-	(6,884)	4,679	(2,205)

(1)            The derivative fair values are based on analysis of each contract on a gross basis, even where the legal right of offset exists.

Fair Value Measurements Using Significant Other Observable Inputs

	Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
Description	June 30, 2013	December 31, 2012
In thousands
Assets:
Fair value of commodity derivatives - current assets	$448	$2,369
Fair value of commodity derivatives - long-term assets	1,757	1,381
Total Assets	$2,205	$3,750

Liabilities:
Fair value of commodity derivatives - current liabilities	$(1,229)	$(1,114)
Fair value of commodity derivatives - long-term liabilities	(393)	(1,091)
Total Liabilities	$(1,622)	$(2,205)

	Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
Description	December 31, 2012	December 31, 2011
In thousands
Assets:
Fair value of commodity derivatives - current assets	$2,369	$12,674
Fair value of commodity derivatives - long-term assets	1,381	3,191
Total Assets	$3,750	$15,865

Liabilities:
Fair value of commodity derivatives - current liabilities	$(1,114)	$-
Fair value of commodity derivatives - long-term liabilities	(1,091)	(4,244)
Total Liabilities	$(2,205)	$(4,244)

Accounts And Revenues Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts And Revenues Receivable [Abstract]
Schedule Of Major Customers As A Percentage Of Revenue

	2012	2011	2010
Company A	35%	12%	(a)
Company B	17%	15%	(a)
Company C	14%	15%	12%
Company D	10%	(a)	(a)
Company E	(a)	(a)	20%
Company F	(a)	27%	45%

__________

(a) Revenues from this customer were less than 10% in this year.

Property, Plant And Equipment And Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment And Asset Retirement Obligations [Abstract]
Schedule Of Property, Plant And Equipment

	December 31,
	2012	2011
	(As Restated)	(As Restated)
Oil and natural gas properties (full cost method):
Properties being amortized	$1,340,650	$1,155,894
Properties not subject to amortization	81,292	111,621
Total oil and natural gas properties	1,421,942	1,267,515
Less accumulated depreciation, depletion and amortization	(767,674)	(651,608)
Net oil and gas properties	654,268	615,907

Land	1,025	1,025
Buildings and improvements	6,406	6,406
Office equipment and software	4,862	4,665
Leased equipment	345	345
Furniture and fixtures	731	726
Total	13,369	13,167
Less accumulated depreciation	(6,598)	(5,984)
Net capitalized costs	6,771	7,183
Capitalized assets, net	$661,039	$623,090

Schedule Of Change In Asset Retirement Obligations

In thousands
Balance of ARO as of January 1, 2010	$20,005
Accretion expense	1,434
Additions	655
Settlement of ARO	(1,415)
Changes in ARO estimates	2,673
Balance of ARO as of December 31, 2010	23,352
Accretion expense	681
Additions	1,389
Settlement of ARO	(1,067)
Changes in ARO estimates	2,433
Balance of ARO as of December 31, 2011	26,788
Accretion expense	1,362
Additions	2,301
Settlement of ARO	(827)
Changes in ARO estimates	9,749
Balance of ARO as of December 31, 2012	$39,373

Commodity Derivative Instruments And Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Schedule Of Gains And Losses On Derivative Instruments

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Commodity derivatives:
Realized (losses) gains	$(1,492)	$3,354	$488	$30,405
Unrealized gains (losses)	7,218	12,548	(962)	(8,086)
Realized and unrealized gains (losses) on derivatives, net	$5,726	$15,902	$(474)	$22,319

	2012	2011	2010
Commodity derivatives:	(As Restated)	(As Restated)	(As Restated)
Realized gains	$30,846	$8,835	$41,087
Unrealized gains (losses)	(10,077)	4,815	(23,670)
Realized and unrealized gains on derivatives, net	$20,769	$13,650	$17,417

Components Of Commodity Derivative Instruments

		Volume in	NYMEX
	Contract	MMBtus/	Strike
Remaining Contract Term	Type	Month	Price
January 2013 - September 2013	Swap	90,556	$3.70
January 2013 - December 2013	Swap	152,083	$3.67
January 2013 - December 2013	Swap	302,625	$3.81
January 2013 - December 2013	Swap	122,325	$3.79
January 2013 - December 2013	Swap	228,519	$3.86
January 2014 - June 2014	Swap	150,833	$4.09
January 2014 - December 2014	Swap	152,083	$3.67
January 2014 - December 2014	Swap	121,083	$4.15
January 2014 - December 2014	Swap	79,850	$4.00
July 2014 - December 2014	Swap	30,667	$4.00
January 2015 - December 2015	Swap	167,042	$4.94
January 2015 - December 2015	Swap	85,433	$4.35

As of December 31, 2012, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast oil production for 2013 and 2014:

		Volume in	NYMEX
	Contract	BBls/	Strike
Remaining Contract Term	Type	Month	Price
January 2013 - June 2013	Swap	21,117	$84.70
January 2013 - December 2013	Call - Sell	13,292	$125.00
January 2013 - December 2013	Call - Buy	13,292	$125.00
January 2013 - December 2013	Put - Sell	21,292	$70.00
January 2013 - December 2013	Put -Buy	13,292	$70.00
January 2013 - December 2013	Call - Sell	13,292	$109.10
January 2013 - December 2013	Swap	8,833	$95.72
January 2013 - December 2013	Swap	11,436	$95.35
July 2013 - December 2013	Swap	15,333	$85.50
January 2014 - June 2014	Swap	24,133	$85.40
January 2014 - September 2014	Call - Sell	21,233	$95.00
January 2014 - September 2014 (1)	Call - Buy	21,233	$85.50
January 2014 - September 2014 (1)	Put - Sell	21,233	$63.60
July 2014 - September 2014	Swap	21,467	$85.90

__________

(1)    During February 2013, the Company monetized the oil options indicated above and received approximately $1.1 million.

U.S. Gulf Coast Natural Gas [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Components Of Commodity Derivative Instruments

		Volume in	NYMEX
	Contract	MMBtus/	Strike
Remaining Contract Term	Type	Month	Price
July 2013 - September 2013	Swap	30,667	$ 3.70
July 2013 - December 2013	Swap	153,333	$ 3.67
July 2013 - December 2013	Swap	288,583	$ 3.81
July 2013 - December 2013	Swap	114,933	$ 3.79
July 2013 - December 2013	Swap	166,119	$ 3.86
July 2013 - December 2013	Swap	29,130	$ 3.91
January 2014 - June 2014	Swap	150,833	$ 4.09
January 2014 - December 2014	Swap	152,083	$ 3.67
January 2014 - December 2014	Swap	121,083	$ 4.15
January 2014 - December 2014	Swap	79,850	$ 4.00
July 2014 - December 2014	Swap	30,667	$ 4.00
January 2015 - December 2015	Swap	167,042	$ 4.94
January 2015 - December 2015	Swap	85,433	$ 4.35

U.S. Gulf Coast Oil [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Components Of Commodity Derivative Instruments

		Volume in	NYMEX
	Contract	BBls/	Strike
Remaining Contract Term	Type	Month	Price
July 2013 - December 2013	Call - Sell	13,401	$ 125.00
July 2013 - December 2013	Swap	5,088	$ 95.72
July 2013 - December 2013	Put - Sell	21,467	$ 70.00
July 2013 - December 2013	Put - Buy	21,467	$ 70.00
July 2013 - December 2013	Call - Sell	13,401	$ 109.10
July 2013 - December 2013	Call - Buy	13,401	$ 109.10
July 2013 - December 2013	Call - Sell	13,401	$ 105.25
July 2013 - December 2013	Call - Buy	13,401	$ 125.00
July 2013 - December 2013	Swap	9,792	$ 95.35
July 2013 - December 2013	Swap	15,333	$ 85.50
January 2014 - June 2014	Swap	24,133	$ 85.40
January 2014 - September 2014	Put - Sell	21,233	$ 63.60
July 2014 - September 2014	Swap	21,467	$ 85.90

Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities [Abstract]
Schedule Of Accounts Payable And Accrued Liabilities

	December 31,
	2012	2011
Accounts payable	$14,502	$39,643
Oil and gas property costs accrual	2,460	8,529
Production and delivery costs accrual	1,288	902
Compensation and benefits accrual	1,009	3,432
Other	368	463
Total Accounts payable and Accrued liabilities	$19,627	$52,969

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Schedule Of Future Estimated Maturities Of Long-Term Debt

Year ending December 31:

2013	1,975
2014	147
2015	250,158
2016	169
2017	182
Thereafter	1,927
Total	$254,558

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components Of Deferred Tax Assets And Liabilities

	December 31,
(In Thousands)	2012	2011
Deferred tax assets:	(As Restated)	(As Restated)
Asset retirement obligation	$14,156	$10,010
Equity investment in unconsolidated subsidiary	2,690	2,690
Net operating loss carryforward	7,351	6,491
Capital loss carryforward	238	-
Accrued bonus	-	962
Other	223	414
Total deferred tax assets	$24,658	$20,567

Deferred tax liabilities:
Property, plant, and equipment	$(157,921)	$(132,297)
Commodity derivatives	(4,461)	(4,342)
Total deferred tax liabilities	$(162,382)	$(136,639)

Components Of Income Tax Provision (Benefit)

(In Thousands)	2012	2011	2010
Current income tax expense:	(As Restated)	(As Restated)	(As Restated)
Federal	$(21,697)	$560	$21,234
State and local	(1,751)	2,461	2,064
	$(23,448)	$3,021	$23,298

Deferred income tax (benefit) expense:
Federal	$20,049	$9,737	$(9,635)
State and local	1,603	4,537	(7,869)
	$21,652	$14,274	$(17,504)

Total income tax provision	$(1,796)	$17,295	$5,794

Schedule Of Effective Tax Rate

	2012	2011	2010
	(As Restated)	(As Restated)	(As Restated)
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local taxes, net of federal benefit	9.6%	3.5%	-1.6%
Deferred rate change	0.9%	0.4%	-8.1%
Correction of prior period items	0.0%	5.8%	0.0%
Depletion in excess of basis	15.0%	-1.7%	-1.9%
Section 199 deduction	1.7%	-0.2%	-4.5%
Release of valuation allowance on capital loss carryover	0.0%	-2.5%	0.0%
Return to provision true-up	-20.6%	0.0%	0.0%
Other	-0.7%	0.2%	-1.4%
	40.9%	40.5%	17.5%

Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entity [Abstract]
Schedule Of Noncontrolling Interest Reconcilliation
Noncontrolling Interest

Balance, January 1, 2010	$5,551
Change in noncontrolling interest	(4,766)
Net income attributable to noncontrolling interest	1,682
Balance, December 31, 2010	$2,467
Change in noncontrolling interest	(2,467)
Net income attributable to noncontrolling interest	-
Balance, December 31, 2011	$-

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Future Minimum Rental Payments

In thousands
Year ending December 31:	Minimum Lease Payments

2013	655
2014	602
2015	366
Total	$1,623

Condensed Consolidating Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Condensed Consolidating Financial Information
Condensed Consolidating Balance Sheets

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 528	$ 55,358	$ 5	$ –	$ 55,891
Receivables, net	1,276	41,926	1,061	(11,686)	32,577
Deferred tax asset - current portion	–	1,705	–	–	1,705
Commodity derivatives – current portion	–	448	–	–	448
Prepaids and other current assets	2,444	9,499	–	–	11,943
Total current assets	4,248	108,936	1,066	(11,686)	102,564

Net oil and gas properties	989	664,284	12,930	–	678,203

Total other assets	555,041	2,560	–	(545,476)	12,125
Total assets	$ 560,278	$ 775,780	$ 13,996	$ (557,162)	$ 792,892

Liabilities and shareholders’ equity
Current liabilities:
Payables and accrued liabilities	$ 8,887	$ 52,839	$ 10,638	$ (11,686)	$ 60,678
Commodity derivatives - current portion	–	1,229	–	–	1,229
Asset retirement obligations - current portion	–	11,027	–	–	11,027
Debt – current portion	143	5,542	–	–	5,685
Total current liabilities	9,030	70,637	10,638	(11,686)	78,619

Other liabilities:
Commodity derivatives	–	393	–	–	393
Asset retirement obligations	–	28,296	182	–	28,478
Debt	2,511	–	–	–	2,511
Senior secured notes	251,334	–	–	–	251,334
Deferred income taxes	5,198	133,198	956	–	139,352
Other long-term liabilities	196	–	–	–	196
Total other liabilities	259,239	161,887	1,138	–	422,264
Total liabilities	268,269	232,524	11,776	(11,686)	500,883

Total shareholders’ equity attributable to RAAM Global	289,789	543,256	2,220	(545,476)	289,789
Noncontrolling interest	2,220	–	–	–	2,220
Total shareholders’ equity	292,009	543,256	2,220	(545,476)	292,009
Total liabilities and shareholders’ equity	$ 560,278	$ 775,780	$ 13,996	$ (557,162)	$ 792,892

Condensed Consolidating Balance Sheets

At December 31, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 514	$ 68,148	$ 9	$ –	$ 68,671
Receivables, net	1,305	45,760	1,096	(13,598)	34,563
Deferred tax asset - current portion	–	872	–	–	872
Commodity derivatives – current portion	–	2,369	–	–	2,369
Prepaids and other current assets	1,939	5,304	–	–	7,243
Total current assets	3,758	122,453	1,105	(13,598)	113,718

Net oil and gas properties	364	640,675	13,229	–	654,268

Total other assets	505,011	2,230	–	(495,773)	11,468
Total assets	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454
Liabilities and shareholders’ equity
Current liabilities:
Payables and accrued liabilities	$ 7,354	$ 44,516	$ 12,505	$ (13,598)	$ 50,777
Advances from joint interest partners	–	85	–	–	85
Commodity derivatives - current portion	–	1,114	–	–	1,114
Asset retirement obligations - current portion	–	11,195	–	–	11,195
Debt – current portion	138	1,837	–	–	1,975
Total current liabilities	7,492	58,747	12,505	(13,598)	65,146

Other liabilities:
Commodity derivatives	–	1,091	–	–	1,091
Asset retirement obligations	–	28,014	164	–	28,178
Debt	2,584	50,000	–	–	52,584
Senior secured notes	199,982	–	–	–	199,982
Deferred income taxes	5,198	133,002	396	–	138,596
Other long-term liabilities	328	–	–	–	328
Total other liabilities	208,092	212,107	560	–	420,759
Total liabilities	215,584	270,854	13,065	(13,598)	485,905

Total shareholders’ equity attributable to RAAM Global	292,280	494,504	1,269	(495,773)	292,280
Noncontrolling interest	1,269	–	–	–	1,269
Total shareholders' equity	293,549	494,504	1,269	(495,773)	293,549
Total liabilities and shareholders’ equity	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Current assets:
Cash and cash equivalents	$ 514	$ 68,148	$ 9	$ –	$ 68,671
Receivables, net	1,305	45,760	1,096	(13,598)	34,563
Deferred tax asset - current	–	872	–	–	872
Commodity derivatives – current portion	–	2,369	–	–	2,369
Prepaids and other current assets	1,939	5,304	–	–	7,243
Total current assets	3,758	122,453	1,105	(13,598)	113,718

Net oil and gas properties	364	640,675	13,229	–	654,268

Total other assets	505,011	2,230	–	(495,773)	11,468
Total assets	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454
Current liabilities:
Payables and accrued liabilities	$ 7,354	$ 44,516	$ 12,505	$ (13,598)	$ 50,777
Advances from joint interest partners	–	85	–	–	85
Commodity derivatives - current portion	–	1,114	–	–	1,114
Asset retirement obligations - current portion	–	11,195	–	–	11,195
Debt – current portion	138	1,837	–	–	1,975
Total current liabilities	7,492	58,747	12,505	(13,598)	65,146

Other liabilities:
Commodity derivatives	–	1,091	–	–	1,091
Asset retirement obligations	–	28,014	164	–	28,178
Debt	2,584	50,000	–	–	52,584
Senior secured notes	199,982	–	–	–	199,982
Deferred income taxes	5,198	133,002	396	–	138,596
Other long-term liabilities	328	–	–	–	328
Total other liabilities	208,092	212,107	560	–	420,759
Total liabilities	215,584	270,854	13,065	(13,598)	485,905

Total shareholders’ equity attributable to RAAM Global	292,280	494,504	1,269	(495,773)	292,280
Noncontrolling interest	1,269	–	–	–	1,269
Total shareholders' equity	293,549	494,504	1,269	(495,773)	293,549
Total liabilities and shareholders’ equity	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454

Condensed Consolidating Balance Sheets

At December 31, 2011 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Current assets:
Cash and cash equivalents	$ 340	$ 51,389	$ 14	$ –	$ 51,743
Receivables, net	2,146	48,326	163	(11,343)	39,292
Commodity derivatives – current portion	–	12,674	–	–	12,674
Prepaids and other current assets	2,032	6,832	–	–	8,864
Total current assets	4,518	119,221	177	(11,343)	112,573

Net oil and gas properties	–	604,822	11,085	–	615,907

Total other assets	513,667	4,923	–	(502,518)	16,072
Total assets	$ 518,185	$ 728,966	$ 11,262	$ (513,861)	$ 744,552

Liabilities and shareholders’ equity
Current liabilities:
Payables and accrued liabilities	$ 7,296	$ 81,804	$ 11,180	$ (11,343)	$ 88,937
Advances from joint interest partners	–	1,019	–	–	1,019
Commodity derivatives - current portion	–	–	–	–	–
Asset retirement obligations - current portion	–	1,778	–	–	1,778
Debt – current portion	128	1,801	–	–	1,929
Deferred income taxes – current portion	–	3,109	–	–	3,109
Total current liabilities	7,424	89,511	11,180	(11,343)	96,772

Other liabilities:
Commodity derivatives	–	4,244			4,244
Asset retirement obligations	–	24,887	123		25,010
Debt	2,733	–			2,733
Senior secured notes	199,972	–			199,972
Deferred income taxes	5,198	107,761	4		112,963
Other long-term liabilities	467	–	–	–	467
Total other liabilities	208,370	136,892	127	–	345,389
Total liabilities	215,794	226,403	11,307	(11,343)	442,161

Total shareholders’ equity attributable to RAAM Global	302,436	502,563	(45)	(502,518)	302,436
Noncontrolling interest	(45)	–	–	–	(45)
Total shareholders' equity	302,391	502,563	(45)	(502,518)	302,391
Total liabilities and shareholders’ equity	$ 518,185	$ 728,966	$ 11,262	$ (513,861)	$ 744,552

Condensed Consolidating Statements Of Operations

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 15,033	$ 773	$ –	$ 15,806
Oil sales	-	22,012	857	-	22,869
Realized and unrealized gains on derivatives, net	-	5,726	-	-	5,726
Total revenues	-	42,771	1,630	-	44,401

Costs and expenses:
Production and delivery costs	-	8,139	113	-	8,252
Production taxes	-	1,755	65	-	1,820
Workover costs	-	797	5	-	802
Depreciation, depletion and amortization	189	16,912	754	-	17,855
General and administrative expenses	2,152	2,500	3	-	4,655
Total operating expense	2,341	30,103	940	-	33,384
Income (loss) from operations	(2,341)	12,668	690	-	11,017

Other income (expenses):
Interest expense, net	(7,719)	(81)	-	-	(7,800)
Income from equity investment in subsidiaries	11,785	-	-	(11,785)	-
Other, net	8	(33)	-	-	(25)
Total other income (expenses)	4,074	(114)	-	(11,785)	(7,825)
Income (loss) before taxes	1,733	12,554	690	(11,785)	3,192

Income tax (benefit) provision	(208)	1,200	259	-	1,251
Net income (loss) including noncontrolling interest	$ 1,941	$ 11,354	$ 431	$ (11,785)	$ 1,941

Net income attributable to noncontrolling interest (net of tax)	431	-	-	-	431
Net income (loss) attributable to RAAM Global	$ 1,510	$ 11,354	$ 431	$ (11,785)	$ 1,510

Condensed Consolidating Statements of Operations

Three Months Ended June 30, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 13,465	$ 390	$ –	$ 13,855
Oil sales	-	29,307	680	-	29,987
Realized and unrealized gains on derivatives, net	-	15,902	-	-	15,902
Total revenues	-	58,674	1,070	-	59,744

Costs and expenses:
Production and delivery costs	-	9,608	126	-	9,734
Production taxes	-	2,283	57	-	2,340
Workover costs	-	478	-	-	478
Depreciation, depletion and amortization	81	42,836	742	-	43,659
General and administrative expenses	1,146	3,526	1	-	4,673
Total operating expense	1,227	58,731	926	-	60,884
Income (loss) from operations	(1,227)	(57)	144	-	(1,140)

Other income (expenses):
Interest expense, net	(2,512)	(157)	-	-	(2,669)
Income from equity investment in subsidiaries	4,219	-	-	(4,219)	-
Other, net	2	23	-	-	25
Total other income (expenses)	1,709	(134)	-	(4,219)	(2,644)
Income (loss) before taxes	482	(191)	144	(4,219)	(3,784)

Income tax provision (benefit)	2,342	(4,324)	58	-	(1,924)
Net income (loss) including noncontrolling interest	$ (1,860)	$ 4,133	$ 86	$ (4,219)	$ (1,860)

Net income attributable to noncontrolling interest (net of tax)	86	-	-	-	86
Net income (loss) attributable to RAAM Global	$ (1,946)	$ 4,133	$ 86	$ (4,219)	$ (1,946)

Condensed Consolidating Statements of Operations

Six Months Ended June 30, 2013 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 30,947	$ 1,545	$ –	$ 32,492
Oil sales	-	47,950	1,841	-	49,791
Realized and unrealized losses on derivatives, net	-	(474)	-	-	(474)
Total revenues	-	78,423	3,386	-	81,809

Costs and expenses:
Production and delivery costs	-	15,709	229	-	15,938
Production taxes	-	3,776	134	-	3,910
Workover costs	-	1,452	6	-	1,458
Depreciation, depletion and amortization	361	34,330	1,490	-	36,181
General and administrative expenses	3,932	5,694	4	-	9,630
Total operating expense	4,293	60,961	1,863	-	67,117
Income (loss) from operations	(4,293)	17,462	1,523	-	14,692

Other income (expenses):
Interest expense, net	(14,039)	(510)	-	-	(14,549)
Income from equity investment in subsidiaries	18,543	-	-	(18,543)	-
Other, net	(150)	3	-	-	(147)
Total other income (expenses)	4,354	(507)	-	(18,543)	(14,696)
Income (loss) before taxes	61	16,955	1,523	(18,543)	(4)

Income tax provision (benefit)	39	(637)	572	-	(26)
Net income (loss) including noncontrolling interest	$ 22	$ 17,592	$ 951	$ (18,543)	$ 22

Net income attributable to noncontrolling interest (net of tax)	951	-	-	-	951
Net income (loss) attributable to RAAM Global	$ (929)	$ 17,592	$ 951	$ (18,543)	$ (929)

Condensed Consolidating Statements of Operations

Six Months Ended June 30, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 29,537	$ 699	$ –	$ 30,236
Oil sales	-	56,961	1,124	-	58,085
Realized and unrealized gains on derivatives, net	-	22,319	-	-	22,319
Total revenues	-	108,817	1,823	-	110,640

Costs and expenses:
Production and delivery costs	-	17,936	192	-	18,128
Production taxes	-	4,676	89	-	4,765
Workover costs	-	1,440	-	-	1,440
Depreciation, depletion and amortization	162	61,347	1,218	-	62,727
General and administrative expenses	2,587	7,706	2	-	10,295
Total operating expense	2,749	93,105	1,501	-	97,355
Income (loss) from operations	(2,749)	15,712	322	-	13,285

Other income (expenses):
Interest expense, net	(8,590)	(186)	-	-	(8,776)
Income from equity investment in subsidiaries	16,436	-	-	(16,436)	-
Other, net	187	30	-	-	217
Total other income (expenses)	8,033	(156)	-	(16,436)	(8,559)
Income (loss) before taxes	5,284	15,556	322	(16,436)	4,726

Income tax provision (benefit)	1,985	(677)	119	-	1,427
Net income (loss) including noncontrolling interest	$ 3,299	$ 16,233	$ 203	$ (16,436)	$ 3,299

Net income attributable to noncontrolling interest (net of tax)	203	-	-	-	203
Net income (loss) attributable to RAAM Global	$ 3,096	$ 16,233	$ 203	$ (16,436)	$ 3,096

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Gas sales	$ –	$ 61,619	$ 1,916	$ –	$ 63,535
Oil sales	-	116,591	2,913	-	119,504
Realized and unrealized gains on derivatives, net		20,769			20,769
Total revenues	-	198,979	4,829	-	203,808

Costs and expenses:
Production and delivery costs	-	35,098	431	-	35,529
Production taxes		9,100	214		9,314
Workover costs	-	2,762	10	-	2,772
Depreciation, depletion and amortization	304	115,278	2,459	-	118,041
General & administrative expenses	5,106	15,667	7	-	20,780
Total operating expense	5,410	177,905	3,121	-	186,436
Income (loss) from operations	(5,410)	21,074	1,708	-	17,372

Other income (expenses):
Interest expense, net	(19,304)	(1,933)	-	-	(21,237)
Loss on disposals of inventory	-	(954)	-	-	(954)
Income from equity investment in subsidiaries	246			(246)	-
Other, net	376	55	-	-	431
Total other income (expenses)	(18,682)	(2,832)	-	(246)	(21,760)
Income (loss) before taxes	(24,092)	18,242	1,708	(246)	(4,388)

Income tax provision (benefit)	(21,500)	19,310	394	-	(1,796)
Net income (loss) including noncontrolling interest	$ (2,592)	$ (1,068)	$ 1,314	$ (246)	(2,592)

Net income attributable to noncontrolling interest (net of tax)	1,314	-	-	-	1,314
Net income (loss) attributable to RAAM Global	$ (3,906)	$ (1,068)	$ 1,314	$ (246)	$ (3,906)

Condensed Consolidating Statements of Operations

For the year ended December 31, 2011 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor Subsidiary	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:	(As Restated)	(As Restated)			(As Restated)	(As Restated)
Gas sales	$ 713	$ 82,446	$ 2,145	$ 1,760	$ -	$ 87,064
Oil sales	1,034	108,667	2,242	1,779	-	113,722
Realized and unrealized gains on derivatives, net	-	13,650	-	-	-	13,650
Total revenues	1,747	204,763	4,387	3,539	-	214,436

Costs and expenses:
Production and delivery costs	407	33,466	216	237	-	34,326
Production taxes	154	9,696	264	145	-	10,259
Workover costs	40	7,501	148	41	-	7,730
Depreciation, depletion and amortization	318	70,481	4	960	-	71,763
General & administrative expenses	12,240	16,612	-	9	-	28,861
Total operating expense	13,159	137,756	632	1,392	-	152,939
Income (loss) from operations	(11,412)	67,007	3,755	2,147	-	61,497

Other income (expenses):
Interest expense, net	(17,143)	189	-	-	-	(16,954)
Loss from equity investment	(2,044)	-	-	-	-	(2,044)
Loss on disposals of inventory	-	(20)	-	-	-	(20)
Income from equity investment in subsidiaries	56,228	-	-	-	(56,228)	-
Other, net	185	19	-	-	-	204
Total other income (expenses)	37,226	188	-	-	(56,228)	(18,814)
Income (loss) before taxes	25,814	67,195	3,755	2,147	(56,228)	42,683

Income tax provision	426	16,243	3	623	-	17,295
Net income (loss) including noncontrolling interest	$ 25,388	$ 50,952	$ 3,752	$ 1,524	$ (56,228)	25,388

Net income attributable to noncontrolling interest (net of tax)	1,524	-	-	-	-	1,524
Net income (loss) attributable to RAAM Global	$ 23,864	$ 50,952	$ 3,752	$ 1,524	$ (56,228)	$ 23,864

Condensed Consolidating Statements of Operations

For the year ended December 31, 2010 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Gas sales	$ 1,193	$ 75,527	$ 2,611	$ -	$ 79,331
Oil sales	1,070	79,763	2,289	-	83,122
Realized and unrealized gains on derivatives, net		17,417			17,417
Total revenues	2,263	172,707	4,900	-	179,870

Costs and expenses:
Production and delivery costs	389	30,837	343	-	31,569
Production taxes	195	5,451	86	-	5,732
Workover costs	22	10,442	6	-	10,470
Depreciation, depletion and amortization	11,251	53,860	2,201	-	67,312
General & administrative expenses	4,872	11,835	24	-	16,731
Total operating expense	16,729	112,425	2,660	-	131,814
Income (loss) from operations	(14,466)	60,282	2,240	-	48,056

Other income (expenses):
Interest expense, net	(5,786)	(2,995)		-	(8,781)
Loss on disposals of inventory	-	(1,463)	-	-	(1,463)
Income from equity investment	(5,156)	-	-	-	(5,156)
Income from equity investment in subsidiaries	68,930	-	-	(68,930)	-
Other, net	180	254	-	-	434
Total other income (expenses)	58,168	(4,204)	-	(68,930)	(14,966)
Income (loss) before taxes	43,702	56,078	2,240	(68,930)	33,090

Income tax provision (benefit)	16,406	(11,170)	558	-	5,794
Net income (loss) including noncontrolling interest	$ 27,296	$ 67,248	$ 1,682	$ (68,930)	27,296

Net income attributable to noncontrolling interest (net of tax)	1,682	-	-	-	1,682
Net income (loss) attributable to RAAM Global	$ 25,614	$ 67,248	$ 1,682	$ (68,930)	$ 25,614

Condensed Consolidating Statements Of Cash Flows

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$ 2,599	$ 58,044	$ 3,031	$ (18,543)	$ 45,131

Investing activities
Change in investments between affiliates	(49,164)	32,499	(1,878)	18,543	–
Change in advances from joint interest partners	–	(85)	–	–	(85)
Additions to oil and gas properties and equipment	(1,751)	(74,273)	(1,157)	–	(77,181)
Proceeds from net sales of oil and gas properties	–	17,320	–	–	17,320
Net cash (used in) provided by investing activities	(50,915)	(24,539)	(3,035)	18,543	(59,946)

Financing activities
Proceeds from borrowings	–	6,757	–	–	6,757
Payments on borrowings	(67)	(53,052)	–	–	(53,119)
Issuance of 12.5% Senior Secured Notes due 2015	51,500	–	–	–	51,500
Payments of deferred bond costs	(1,540)	–	–	–	(1,540)
Payment of dividends	(1,563)	–	–	–	(1,563)
Net cash provided by (used in) financing activities	48,330	(46,295)	–	–	2,035

Increase (decrease) in cash and cash equivalents	14	(12,790)	(4)	–	(12,780)
Cash and cash equivalents, beginning of period	514	68,148	9	–	68,671
Cash and cash equivalents, end of period	$ 528	$ 55,358	$ 5	$ –	$ 55,891

Condensed Consolidating Statements of Cash Flows

Six Months Ended June 30, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$ 5,565	$ 69,405	$ 1,706	$ (16,436)	$ 60,240

Investing activities
Change in investments between affiliates	3,291	(19,727)	–	16,436	–
Change in advances from joint interest partners	–	(197)	–	–	(197)
Payment of prepaid drilling expenses	–	(1,000)	–	–	(1,000)
Additions to oil and gas properties and equipment	(27)	(118,367)	(1,708)	–	(120,102)
Proceeds from net sales of oil and gas properties	–	2,015	–	–	2,015
Net cash provided by (used in) investing activities	3,264	(137,276)	(1,708)	16,436	(119,284)

Financing activities
Proceeds from borrowings	–	58,212	–	–	58,212
Payments on borrowings	(65)	(3,280)	–	–	(3,345)
Payment of dividends	(3,125)	–	–	–	(3,125)
Net cash (used in) provided by financing activities	(3,190)	54,932	–	–	51,742

Increase (decrease) in cash and cash equivalents	5,639	(12,939)	(2)	–	(7,302)
Cash and cash equivalents, beginning of period	340	51,389	14	–	51,743
Cash and cash equivalents, end of period	$ 5,979	$ 38,450	$ 12	$ –	$ 44,441

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Net cash provided by (used in) operating activities	$ 134	$ 124,183	$ 4,207	$ (246)	$ 128,278

Investing activities
Change in investments between affiliates	6,862	(7,108)	–	246	–
Change in advances from joint interest partners	–	(934)	–	–	(934)
Additions to oil and gas properties and equipment	(443)	(175,608)	(4,449)	–	(180,500)
Proceeds from net sales of oil and gas properties	–	26,190	237	–	26,427
Net cash provided by (used in) investing activities	6,419	(157,460)	(4,212)	246	(155,007)

Financing activities
Proceeds from revolving credit facility	–	50,000	–	–	50,000
Proceeds from borrowings	–	7,101	–	–	7,101
Payments on borrowings	(139)	(7,065)	–	–	(7,204)
Payment of dividends	(6,250)	–	–	–	(6,250)
Other	10	–	–	–	10
Net cash (used in) provided by financing activities	(6,379)	50,036	–	–	43,657

Increase (decrease) in cash and cash equivalents	174	16,759	(5)	–	16,928
Cash and cash equivalents, beginning of period	340	51,389	14	–	51,743
Cash and cash equivalents, end of period	$ 514	$ 68,148	$ 9	$ –	$ 68,671

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2011 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor Subsidiary	Non-guarantor VIEs	Eliminations	Consolidated
	(As Restated)	(As Restated)			(As Restated)	(As Restated)
Net cash provided by (used in) operating activities	$ 36,803	$ 185,415	$ 3,694	$ 3,244	$ (56,228)	$ 172,928

Investing activities
Change in investments between affiliates	(104,659)	46,245	(3,436)	5,622	56,228	–
Change in advances from joint interest partners	–	1,019	–	–	–	1,019
Payment of prepaid drilling expenses	–	(555)			–	(555)
Additions to oil and gas properties and equipment	(95)	(218,389)	(258)	(8,881)	–	(227,623)
Purchase of noncontrolling interest	(21,000)	–	–	–	–	(21,000)
Proceeds from net sales of oil and gas properties	–	2,125	–	–	–	2,125
Net cash (used in) provided by investing activities	(125,754)	(169,555)	(3,694)	(3,259)	56,228	(246,034)

Financing activities
Proceeds from borrowings	–	8,037	–	–	–	8,037
Payments on borrowings	(109)	(7,238)	–	–	–	(7,347)
Deferred loan costs	–	(469)	–	–	–	(469)
Proceeds from issuance of 12.5% Senior Notes due 2015	51,250	–	–	–	–	51,250
Deferred bond costs	(1,510)	–	–	–	–	(1,510)
Payment of dividends	(6,063)	–	–	–	–	(6,063)
Other	40	(121)	–	–	–	(81)
Net cash provided by financing activities	43,608	209	–	–	–	43,817

Increase (decrease) in cash and cash equivalents	(45,343)	16,069	–	(15)	–	(29,289)
Cash and cash equivalents, beginning of period	45,683	35,320	–	29	–	81,032
Cash and cash equivalents, end of period	$ 340	$ 51,389	$ –	$ 14	$ –	$ 51,743

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2010 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Net cash provided by (used in) operating activities	$ 45,373	$ 132,371	$ 5,395	$ (68,930)	$ 114,209

Investing activities
Change in investments	–	150	–	–	150
Change in investments between affiliates	(138,621)	69,691	–	68,930	–
Change in advances from joint interest partners	–	(1,052)	–	–	(1,052)
Additions to oil and gas properties and equipment	(76)	(81,477)	(5,383)	–	(86,936)
Net cash (used in) provided investing activities	(138,697)	(12,688)	(5,383)	68,930	(87,838)

Financing activities
Proceeds from borrowings	–	8,874	–	–	8,874
Payments on borrowings	(112)	(118,912)	–	–	(119,024)
Proceeds from issuance of 12.5% Senior Notes due 2015	148,629	–	–	–	148,629
Deferred bond costs	(6,701)	–	–	–	(6,701)
Payment of dividends	(6,000)	–	–	–	(6,000)
Other	–	(5)	–	–	(5)
Net cash provided by (used in) financing activities	135,816	(110,043)	–	–	25,773

Increase in cash and cash equivalents	42,492	9,640	12	–	52,144
Cash and cash equivalents, beginning of period	3,191	25,680	17	–	28,888
Cash and cash equivalents, end of period	$ 45,683	$ 35,320	$ 29	$ –	$ 81,032

Supplemental Oil And Gas Data (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Oil and Gas Data [Abstract]
Schedule Of Costs Incurred Related To Oil And Gas Producing Activities
(In thousands)	2012	2011	2010
Costs incurred:	(As Restated)	(As Restated)
Unproved property	$ 66,790	$ 118,368	$ 35,332
Proved property	–	–	–
Exploration costs	35,803	80,296	27,030
Development costs	73,374	24,269	23,738
Total costs incurred	$ 175,967	$ 222,933	$ 86,100

Estimates In Proved And Proved Developed Oil And Gas Reserves
(In thousands)	2012
	Oil	Gas
Beginning of year	12,949	63,059
Revisions of previous estimates	810	2,637
Production	(1,104)	(18,411)
Extensions and discoveries	2,052	14,737
Purchase of reserves in-place	–	–
Proved reserves end of year	14,707	62,022
Proved developed reserves at beginning of year	5,300	56,106
Proved developed reserves at end of year	4,940	50,225

	2011

	Oil	Gas
Beginning of year	11,438	44,041
Revisions of previous estimates	1,026	15,903
Production	(1,050)	(17,630)
Extensions and discoveries	1,535	20,745
Purchase of reserves in-place	–	–
Proved reserves end of year	12,949	63,059
Proved developed reserves at beginning of year	3,851	35,917
Proved developed reserves at end of year	5,300	56,106

	2010
	Oil	Gas
Beginning of year	11,750	50,724
Revisions of previous estimates	281	3,330
Production	(1,066)	(16,172)
Extensions and discoveries	473	6,159
Purchase of reserves in-place	–	–
Proved reserves end of year	11,438	44,041
Proved developed reserves at beginning of year	4,292	40,563
Proved developed reserves at end of year	3,851	35,917

Standardized Measure Of Discounted Future Net Cash Flows
	2012	2011	2010
	As Restated	As Restated	As Restated
Future cash flows	$ 1,589,961	$ 1,526,957	$ 1,035,152
Future production costs	(403,363)	(377,414)	(246,090)
Future development and abandonment costs	(242,189)	(193,572)	(130,802)
Future net cash flows before income taxes and discount for timing	944,409	955,971	658,260
Future income taxes	(302,694)	(265,493)	(185,203)
Discount for estimated timing of net cash flows	(276,935)	(266,426)	(193,906)
Standardized measure of discounted future net cash flows	$ 364,780	$ 424,052	$ 279,151

Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows
	2012	2011	2010
(In Thousands)	As Restated	As Restated	As Restated
Standardized measure of discounted future net cash flows from proved oil and gas reserves at beginning of year	$ 424,052	$ 279,151	$ 201,907
Extensions and discoveries and improved recovery, net of future production and development costs	82,246	122,580	25,450
Purchase of reserves in-place	–	–	–
Development costs incurred during the period	73,374	24,269	23,738
Revenues, net of production costs	(158,873)	(156,201)	(124,237)
Revisions of estimates:
Net change in prices	(19,986)	83,792	162,472
Changes in estimated future development costs	(93,314)	(69,428)	(8,710)
Revision of quantity estimates	39,096	116,025	23,305
Net change in income taxes	(5,817)	(50,473)	(16,462)
Accretion of discount	61,866	39,896	31,322
Changes in production rates (timing) and other	(37,864)	34,441	(39,634)
Standardized measure of discounted future net cash flows from proved oil and gas reserves at end of year	$ 364,780	$ 424,052	$ 279,151

Restatement Of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule Of Restatement Of Previously Issued Financial Statements

	December 31, 2012
Consolidated Balance Sheet	As Previously Reported	Adjustments	As Restated
Properties being amortized	$1,388,858	$(48,208)	$1,340,650
Accumulated depreciation, depletion, and amortization	(796,014)	28,340	(767,674)
Net oil and gas properties	674,136	(19,868)	654,268
Total assets	799,322	(19,868)	779,454
Deferred income taxes	146,021	(7,425)	138,596
Total other liabilities	428,184	(7,425)	420,759
Total liabilities	493,330	(7,425)	485,905
Retained earnings	241,292	(5,754)	235,538
Accumulated other comprehensive income, net of taxes	6,689	(6,689)	-
Total shareholders' equity attributable to RAAM	304,723	(12,443)	292,280
Total shareholders' equity	305,992	(12,443)	293,549
Total liabilities and shareholders' equity	799,322	(19,868)	779,454
Consolidated Statements of Operations
Gas sales	$83,431	$(19,896)	$63,535
Oil sales	110,747	8,757	119,504
Realized and unrealized gains on derivatives, net	-	20,769	20,769
Total revenues	194,178	9,630	203,808
Production taxes	-	9,314	9,314
Depreciation, depletion and amortization	77,928	40,113	118,041
Derivative income	(2,296)	2,296	-
Total operating expense	134,713	51,723	186,436
Income from operations	59,465	(42,093)	17,372
Interest expense, net	(20,407)	(830)	(21,237)
Total other income (expenses)	(20,930)	(830)	(21,760)
Income (loss) before taxes	38,535	(42,923)	(4,388)
Income tax provision (benefit)	14,237	(16,033)	(1,796)
Net income (loss) including noncontrolling interest	24,298	(26,890)	(2,592)
Net income (loss) attributable to RAAM Global	22,984	(26,890)	(3,906)
Consolidated Statements of Cash Flows
Net income including noncontrolling interest	$24,298	$(26,890)	$(2,592)
Depreciation, depletion and amortization	79,756	40,112	119,868
Deferred income taxes	36,945	(15,293)	21,652
Change in derivatives, net	8,836	1,240	10,076
Net cash provided by operating activities	129,109	(831)	128,278
Additions to oil and gas properties	(181,331)	831	(180,500)
Net cash used in investing activities	(155,838)	831	(155,007)

	December 31, 2011
	As Previously Reported	Adjustments	As Restated
Consolidated Balance Sheet
Properties being amortized	$1,203,272	$(47,378)	$1,155,894
Accumulated depreciation, depletion, and amortization	(720,062)	68,454	(651,608)
Net oil and gas properties	594,831	21,076	615,907
Total assets	723,476	21,076	744,552
Deferred income taxes	105,095	7,868	112,963
Total other liabilities	337,521	7,868	345,389
Total liabilities	434,293	7,868	442,161
Retained earnings	224,558	21,136	245,694
Accumulated other comprehensive income, net of taxes	7,928	(7,928)	-
Total shareholders' equity attributable to RAAM	289,228	13,208	302,436
Total shareholders' equity	289,183	13,208	302,391
Total liabilities and shareholders' equity	723,476	21,076	744,552
Consolidated Statements of Operations
Gas sales	$97,456	$(10,392)	$87,064
Oil sales	101,906	11,816	113,722
Realized and unrealized gains on derivatives, net	-	13,650	13,650
Total revenues	199,362	15,074	214,436
Production taxes	-	10,259	10,259
Depreciation, depletion and amortization	67,597	4,166	71,763
Derivative income	(1,700)	1,700	-
Total operating expense	136,814	16,125	152,939
Income from operations	62,548	(1,051)	61,497
Interest expense, net	(17,784)	830	(16,954)
Total other income (expenses)	(19,644)	830	(18,814)
Income before taxes	42,904	(221)	42,683
Income tax provision	17,381	(86)	17,295
Net income including noncontrolling interest	25,523	(135)	25,388
Net income attributable to RAAM Global	23,999	(135)	23,864
Consolidated Statements of Cash Flows
Net income including noncontrolling interest	$25,523	$(135)	$25,388
Depreciation, depletion and amortization	69,790	4,167	73,957
Deferred income taxes	15,525	(1,251)	14,274
Change in derivatives, net	(2,864)	(1,951)	(4,815)
Net cash provided by operating activities	172,098	830	172,928
Additions to oil and gas properties	(226,793)	(830)	(227,623)
Net cash used in investing activities	(245,204)	(830)	(246,034)

	December 31, 2010
	As Previously Reported	Adjustments	As Restated
Consolidated Statements of Operations
Gas sales	$117,176	$(37,845)	$79,331
Oil sales	80,632	2,490	83,122
Realized and unrealized gains on derivatives, net	-	17,417	17,417
Total revenues	197,808	(17,938)	179,870
Production taxes	-	5,732	5,732
Depreciation, depletion and amortization	$71,954	$(4,642)	$67,312
Derivative income	(555)	555	-
Total operating expense	130,169	1,645	131,814
Income from operations	67,639	(19,583)	48,056
Income before taxes	52,673	(19,583)	33,090
Income tax provision	13,440	(7,646)	5,794
Net income including noncontrolling interest	39,233	(11,937)	27,296
Net income attributable to RAAM Global	37,551	(11,937)	25,614
Consolidated Statements of Cash Flows
Net income including noncontrolling interest	$39,233	$(11,937)	$27,296
Depreciation, depletion and amortization	73,550	(4,641)	68,909
Deferred income taxes	(19,237)	1,733	(17,504)
Change in derivatives, net	8,825	14,845	23,670
Consolidated Statements of Shareholders' Equity
Retained earnings	$223,570	$21,271	$244,841
Accumulated other comprehensive income, net of taxes	5,977	(5,977)	-
Total shareholders' equity	282,374	12,827	295,201

	December 31, 2009
	As Previously Reported	Adjustments	As Restated
Consolidated Statements of Shareholders' Equity
Retained earnings	$187,317	$33,208	$220,525
Accumulated other comprehensive income, net of taxes	20,822	(20,822)	-
Total shareholders' equity	258,499	12,386	270,885

Schedule of Condensed Error Corrections and Prior Period Adjustments [Table Text Block]

	December 31, 2012
Condensed Consolidating Balance Sheets	As Previously Reported	Adjustments	As Restated
Net oil and gas properties
Subsidiary Guarantors	660,543	(19,868)	640,675
Consolidated	674,136	(19,868)	654,268
Total other assets
RAAM Global Energy Company	122,714	382,297	505,011
Eliminations	(113,477)	(382,296)	(495,773)
Total assets
RAAM Global Energy Company	126,837	382,296	509,133
Subsidiary Guarantors	785,227	(19,869)	765,358
Eliminations	(127,075)	(382,296)	(509,371)
Consolidated	799,322	(19,868)	779,454
Deferred income taxes
Subsidiary Guarantors	140,428	(7,426)	133,002
Consolidated	146,021	(7,425)	138,596
Total other liabilities
Subsidiary Guarantors	219,533	(7,426)	212,107
Consolidated	428,184	(7,425)	420,759
Total liabilities
Subsidiary Guarantors	278,280	(7,426)	270,854
Consolidated	493,330	(7,425)	485,905
Total shareholders' equity attributable to RAAM
RAAM Global Energy Company	(88,747)	381,027	292,280
Subsidiary Guarantors	506,947	(12,443)	494,504
Eliminations	(113,477)	(382,296)	(495,773)
Consolidated	304,723	(12,443)	292,280
Total shareholders' equity
RAAM Global Energy Company	(88,747)	382,296	293,549
Subsidiary Guarantors	506,947	(12,443)	494,504
Eliminations	(113,477)	(382,296)	(495,773)
Consolidated	305,992	(12,443)	293,549
Total liabilities and shareholders' equity
RAAM Global Energy Company	126,837	382,296	509,133
Subsidiary Guarantors	785,227	(19,869)	765,358
Eliminations	(127,075)	(382,296)	(509,371)
Consolidated	799,322	(19,868)	779,454
Condensed Consolidating Statements of Operations
Gas sales
Subsidiary Guarantors	81,599	(19,980)	61,619
Non-guarantor VIEs	1,832	84	1,916
Consolidated	83,431	(19,896)	63,535
Oil sales
Subsidiary Guarantors	107,964	8,627	116,591
Non-guarantor VIEs	2,783	130	2,913
Consolidated	110,747	8,757	119,504
Realized and unrealized gains on derivatives, net
Subsidiary Guarantors	-	20,769	20,769
Consolidated	-	20,769	20,769
Total revenues
Subsidiary Guarantors	189,563	9,416	198,979
Non-guarantor VIEs	4,615	214	4,829
Consolidated	194,178	9,630	203,808
Production taxes
Subsidiary Guarantors	-	9,100	9,100
Non-guarantor VIEs	-	214	214
Consolidated	-	9,314	9,314
Depreciation, depletion and amortization
Subsidiary Guarantors	75,164	40,114	115,278
Non-guarantor VIEs	2,460	(1)	2,459
Consolidated	77,928	40,113	118,041
Derivative income
Subsidiary Guarantors	(2,296)	2,296	-
Consolidated	(2,296)	2,296	-
Total operating expense
Subsidiary Guarantors	126,395	51,510	177,905
Non-guarantor VIEs	2,908	213	3,121
Consolidated	134,713	51,723	186,436
Income from operations
Subsidiary Guarantors	63,168	(42,094)	21,074
Consolidated	59,465	(42,093)	17,372
Interest expense, net
Subsidiary Guarantors	(1,104)	(829)	(1,933)
Consolidated	(20,407)	(830)	(21,237)
Income from equity investment in sub guarantors
RAAM Global Energy Company	-	246	246
Eliminations	-	(246)	(246)
Total other income (expenses)
RAAM Global Energy Company	(18,927)	245	(18,682)
Subsidiary Guarantors	(2,003)	(829)	(2,832)
Eliminations	-	(246)	(246)
Consolidated	(20,930)	(830)	(21,760)
Income (loss) before taxes
RAAM Global Energy Company	(24,337)	245	(24,092)
Subsidiary Guarantors	61,165	(42,923)	18,242
Eliminations	-	(246)	(246)
Consolidated	38,535	(42,923)	(4,388)
Income tax provision (benefit)
Subsidiary Guarantors	35,343	(16,033)	19,310
Consolidated	14,237	(16,033)	(1,796)
Net income (loss) including noncontrolling interest
RAAM Global Energy Company	(2,838)	246	(2,592)
Subsidiary Guarantors	25,822	(26,890)	(1,068)
Eliminations	-	(246)	(246)
Consolidated	24,298	(26,890)	(2,592)
Net income (loss) attributable to RAAM Global
RAAM Global Energy Company	(2,838)	(1,068)	(3,906)
Subsidiary Guarantors	25,822	(26,890)	(1,068)
Eliminations	-	(246)	(246)
Consolidated	22,984	(26,890)	(3,906)
Condensed Consolidating Statements of Cash Flows
Net cash (used in) provided by operating activities
RAAM Global Energy Company	(112)	246	134
Subsidiary Guarantors	125,013	(830)	124,183
Eliminations	-	(246)	(246)
Consolidated	129,109	(831)	128,278
Change in investments between affiliates
RAAM Global Energy Company	7,108	(246)	6,862
Eliminations	-	246	246
Additions to oil and gas properties and equipment
Subsidiary Guarantors	(176,438)	830	(175,608)
Consolidated	(181,331)	831	(180,500)
Net cash provided by (used in) investing activities
RAAM Global Energy Company	6,665	(246)	6,419
Subsidiary Guarantors	(158,290)	830	(157,460)
Eliminations	-	246	246
Consolidated	(155,838)	831	(155,007)

	December 31, 2011
Condensed Consolidating Balance Sheets	As Previously Reported	Adjustments	As Restated
Net oil and gas properties
Subsidiary Guarantors	583,746	21,076	604,822
Consolidated	594,831	21,076	615,907
Total other assets
RAAM Global Energy Company	124,625	389,042	513,667
Eliminations	(113,477)	(389,041)	(502,518)
Total assets
RAAM Global Energy Company	129,144	389,041	518,185
Subsidiary Guarantors	707,890	21,076	728,966
Eliminations	(124,820)	(389,041)	(513,861)
Consolidated	723,476	21,076	744,552
Deferred income taxes
Subsidiary Guarantors	99,893	7,868	107,761
Consolidated	105,095	7,868	112,963
Total other liabilities
Subsidiary Guarantors	129,024	7,868	136,892
Consolidated	337,521	7,868	345,389
Total liabilities
Subsidiary Guarantors	218,535	7,868	226,403
Consolidated	434,293	7,868	442,161
Total shareholders' equity attributable to RAAM
RAAM Global Energy Company	(86,650)	389,086	302,436
Subsidiary Guarantors	489,355	13,208	502,563
Eliminations	(113,477)	(389,041)	(502,518)
Consolidated	289,228	13,208	302,436
Total shareholders' equity
RAAM Global Energy Company	(86,650)	389,041	302,391
Subsidiary Guarantors	489,355	13,208	502,563
Eliminations	(113,477)	(389,041)	(502,518)
Consolidated	289,183	13,208	302,391
Total liabilities and shareholders' equity
RAAM Global Energy Company	129,144	389,041	518,185
Subsidiary Guarantors	707,890	21,076	728,966
Eliminations	(124,820)	(389,041)	(513,861)
Consolidated	723,476	21,076	744,552
Condensed Consolidating Statements of Operations
Gas sales
RAAM Global Energy Company	688	25	713
Subsidiary Guarantors	93,066	(10,620)	82,446
Non-guarantor Subsidiary	2,021	124	2,145
Non-guarantor VIEs	1,681	79	1,760
Consolidated	97,456	(10,392)	87,064
Oil sales
RAAM Global Energy Company	905	129	1,034
Subsidiary Guarantors	97,186	11,481	108,667
Non-guarantor Subsidiary	2,102	140	2,242
Non-guarantor VIEs	1,713	66	1,779
Consolidated	101,906	11,816	113,722
Realized and unrealized gains on derivatives, net
Subsidiary Guarantors	-	13,650	13,650
Consolidated	-	13,650	13,650
Total revenues
RAAM Global Energy Company	1,593	154	1,747
Subsidiary Guarantors	190,252	14,511	204,763
Non-guarantor Subsidiary	4,123	264	4,387
Non-guarantor VIEs	3,394	145	3,539
Consolidated	199,362	15,074	214,436
Production taxes
RAAM Global Energy Company	-	154	154
Subsidiary Guarantors	-	9,696	9,696
Non-guarantor Subsidiary	-	264	264
Non-guarantor VIEs	-	145	145
Consolidated	-	10,259	10,259
Depreciation, depletion and amortization
Subsidiary Guarantors	66,315	4,166	70,481
Consolidated	67,597	4,166	71,763
Derivative income
Subsidiary Guarantors	(1,700)	1,700	-
Consolidated	(1,700)	1,700	-
Total operating expense
RAAM Global Energy Company	13,005	154	13,159
Subsidiary Guarantors	122,194	15,562	137,756
Non-guarantor Subsidiary	368	264	632
Non-guarantor VIEs	1,247	145	1,392
Consolidated	136,814	16,125	152,939
Income from operations
Subsidiary Guarantors	68,058	(1,051)	67,007
Consolidated	62,548	(1,051)	61,497
Interest expense, net
Subsidiary Guarantors	(641)	830	189
Consolidated	(17,784)	830	(16,954)
Income from equity investment in sub guarantors
RAAM Global Energy Company	-	56,228	56,228
Eliminations	-	(56,228)	(56,228)
Total other income (expenses)
RAAM Global Energy Company	(19,001)	56,227	37,226
Subsidiary Guarantors	(643)	831	188
Eliminations	-	(56,228)	(56,228)
Consolidated	(19,644)	830	(18,814)
Income (loss) before taxes
RAAM Global Energy Company	(30,413)	56,227	25,814
Subsidiary Guarantors	67,415	(220)	67,195
Eliminations	-	(56,228)	(56,228)
Consolidated	42,904	(221)	42,683
Income tax provision
Subsidiary Guarantors	16,329	(86)	16,243
Consolidated	17,381	(86)	17,295
Net income (loss) including noncontrolling interest
RAAM Global Energy Company	(30,839)	56,227	25,388
Subsidiary Guarantors	51,086	(134)	50,952
Eliminations	-	(56,228)	(56,228)
Consolidated	25,523	(135)	25,388
Net income (loss) attributable to RAAM Global
RAAM Global Energy Company	(30,839)	54,703	23,864
Subsidiary Guarantors	51,086	(134)	50,952
Eliminations	-	(56,228)	(56,228)
Consolidated	23,999	(135)	23,864
Condensed Consolidating Statements of Cash Flows
Net cash (used in) provided by operating activities
RAAM Global Energy Company	(19,424)	56,227	36,803
Subsidiary Guarantors	184,585	830	185,415
Eliminations	-	(56,228)	(56,228)
Consolidated	172,098	830	172,928
Change in investments between affiliates
RAAM Global Energy Company	(48,431)	(56,228)	(104,659)
Eliminations	-	56,228	56,228
Additions to oil and gas properties and equipment
Subsidiary Guarantors	(217,559)	(830)	(218,389)
Consolidated	(226,793)	(830)	(227,623)
Net cash used in investing activities
RAAM Global Energy Company	(69,526)	(56,228)	(125,754)
Subsidiary Guarantors	(168,725)	(830)	(169,555)
Eliminations	-	56,228	56,228
Consolidated	(245,204)	(830)	(246,034)

	December 31, 2010
	As Previously Reported	Adjustments	As Restated
Condensed Consolidating Statements of Operations
Gas sales
RAAM Global Energy Company	1,132	61	1,193
Subsidiary Guarantors	113,487	(37,960)	75,527
Non-guarantor VIEs	2,557	54	2,611
Consolidated	117,176	(37,845)	79,331
Oil sales
RAAM Global Energy Company	936	134	1,070
Subsidiary Guarantors	77,439	2,324	79,763
Non-guarantor VIEs	2,257	32	2,289
Consolidated	80,632	2,490	83,122
Realized and unrealized gains on derivatives, net
Subsidiary Guarantors	-	17,417	17,417
Consolidated	-	17,417	17,417
Total revenues
RAAM Global Energy Company	2,068	195	2,263
Subsidiary Guarantors	190,926	(18,219)	172,707
Non-guarantor VIEs	4,814	86	4,900
Consolidated	197,808	(17,938)	179,870
Production taxes
RAAM Global Energy Company	-	195	195
Subsidiary Guarantors	-	5,451	5,451
Non-guarantor VIEs	-	86	86
Consolidated	-	5,732	5,732
Depreciation, depletion and amortization
Subsidiary Guarantors	58,502	(4,642)	53,860
Consolidated	71,954	(4,642)	67,312
Derivative income
Subsidiary Guarantors	(555)	555	-
Consolidated	(555)	555	-
Total operating expense
RAAM Global Energy Company	16,533	196	16,729
Subsidiary Guarantors	111,061	1,364	112,425
Non-guarantor VIEs	2,575	85	2,660
Consolidated	130,169	1,645	131,814
Income from operations
Subsidiary Guarantors	79,865	(19,583)	60,282
Consolidated	67,639	(19,583)	48,056
Income from equity investment in sub guarantors
RAAM Global Energy Company	-	68,930	68,930
Eliminations	-	(68,930)	(68,930)
Total other income (expenses)
RAAM Global Energy Company	(10,762)	68,930	58,168
Eliminations	-	(68,930)	(68,930)
Income (loss) before taxes
RAAM Global Energy Company	(25,227)	68,929	43,702
Subsidiary Guarantors	75,661	(19,583)	56,078
Eliminations	-	(68,930)	(68,930)
Consolidated	52,673	(19,583)	33,090
Income tax provision (benefit)
Subsidiary Guarantors	(3,524)	(7,646)	(11,170)
Consolidated	13,440	(7,646)	5,794
Net income (loss) including noncontrolling interest
RAAM Global Energy Company	(41,634)	68,930	27,296
Subsidiary Guarantors	79,185	(11,937)	67,248
Eliminations	-	(68,930)	(68,930)
Consolidated	39,233	(11,937)	27,296
Net income (loss) attributable to RAAM Global
RAAM Global Energy Company	(41,634)	67,248	25,614
Subsidiary Guarantors	79,185	(11,937)	67,248
Eliminations	-	(68,930)	(68,930)
Consolidated	37,551	(11,937)	25,614
Condensed Consolidating Statements of Cash Flows
Net cash (used in) provided by operating activities
RAAM Global Energy Company	(23,557)	68,930	45,373
Eliminations	-	(68,930)	(68,930)
Change in investments between affiliates
RAAM Global Energy Company	(69,691)	(68,930)	(138,621)
Eliminations	-	68,930	68,930
Net cash used in investing activities
RAAM Global Energy Company	(69,767)	(68,930)	(138,697)
Eliminations	-	68,930	68,930

Basis Of Presentation And Significant Accounting Policies (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended							6 Months Ended		12 Months Ended
	Feb. 28, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012 acre	Sep. 30, 2012 acre	Jun. 30, 2012	Jun. 30, 2011 acre	Dec. 31, 2010 acre	Jun. 30, 2013 segment	Jun. 30, 2012	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Significant Accounting Policies [Line Items]
Capitalized overhead costs		$ 1,600,000				$ 1,200,000			$ 3,100,000	$ 2,300,000	$ 4,900,000	$ 5,200,000	$ 4,600,000
Capitalized interest		400,000				4,300,000			800,000	4,900,000	6,800,000	7,000,000	700,000
Properties not subject to amortization		58,081,000		81,292,000					58,081,000		81,292,000	111,621,000
Discount rate of future net cash flows from proved reserves									10.00%		10.00%
Severance taxes paid											9,300,000	10,300,000	5,700,000
Ceiling test, resulting write-down									0		37,000,000	0	0
Industry average sales price				91.21				4.38			91.21	4.12	4.38
Working interest sold	50.00%		50.00%
Number of onshore acres sold				40,000	15,000		16,000	69,000
Net acres and options for acres sold					56,000
Cash received from sale of land	17,400,000		17,300,000	10,000,000	14,000,000	2,000,000	2,200,000	13,700,000
Carry on future development costs	17,400,000		17,300,000
Asset retirement cost				$ 31,300,000							$ 31,300,000	$ 21,500,000
Number of operating segments									1		1
Oil Per Barrel [Member]
Schedule Of Significant Accounting Policies [Line Items]
Industry average sales price		88.13		91.21					88.13		91.21
Natural Gas Per MMBtu [Member]
Schedule Of Significant Accounting Policies [Line Items]
Industry average sales price		3.44		2.76					3.44		2.76
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Tangible and intangible capitalized assets, useful life											2 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Tangible and intangible capitalized assets, useful life											32 years

Basis Of Presentation And Significant Accounting Policies (Change In Asset Retirement Obligations) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basis Of Presentation And Significant Accounting Policies [Abstract]
Balance of ARO as of January 1	$ 39,373	$ 26,788	$ 23,352	$ 20,005
Accretion expense	679	1,362	681	1,434
Additions	2,313	2,301	1,389	655
Settlement of ARO	(1,472)	(827)	(1,067)	(1,415)
Changes in ARO estimate	(1,388)	9,749	2,433	2,673
Balance of ARO at end of period	$ 39,505	$ 39,373	$ 26,788	$ 23,352

Fair Value Measurements (Narrative) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of senior secured notes	$ 260,000,000	$ 206,000,000
Notional amount of senior secured notes	250,000,000	200,000,000
Carrying amount of senior secured notes	251,334,000	199,982,000	199,972,000
Borrowing base		62,500,000
Revolving credit facility, amount drawn		50,000,000	0
Amended Revolving Credit Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Borrowing base	62,500,000	62,500,000
Revolving credit facility, amount drawn	$ 0	$ 50,000,000	$ 0

Fair Value Measurements (Schedule Of Assets And Liabilities At Fair Value) (Details) (Fair Value, Measurements, Recurring [Member], Commodity Contract [Member], USD $)
In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 3,283		$ 8,429
Derivative liabilities	(2,700)		(6,884)
Quoted Price in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	3,283		8,429
Derivative liabilities	(2,700)		(6,884)
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets
Derivative liabilities
Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	(1,078)	[1]	(4,679)	[1]
Derivative liabilities	1,078	[1]	4,679	[1]
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	2,205		3,750
Derivative liabilities	$ (1,622)		$ (2,205)

[1]	The derivative fair values are based on analysis of each contract on a gross basis, even where the legal right of offset exists.

Fair Value Measurements (Fair Value Measurements Using Significant Other Observable Inputs) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity derivatives - current assets	$ 448	$ 2,369	$ 12,674
Commodity derivatives - long-term assets	1,757	1,381	3,191
Commodity derivatives - current liabilities	(1,229)	(1,114)
Commodity derivatives - long-term liabilities	(393)	(1,091)	(4,244)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity derivatives - current assets	448	2,369	12,674
Commodity derivatives - long-term assets	1,757	1,381	3,191
Total Assets	2,205	3,750	15,865
Commodity derivatives - current liabilities	(1,229)	(1,114)
Commodity derivatives - long-term liabilities	(393)	(1,091)	(4,244)
Total Liabilities	$ (1,622)	$ (2,205)	$ (4,244)

Accounts And Revenues Receivable (Narrative) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 customer	Dec. 31, 2012 customer	Dec. 31, 2011 customer
Revenue, Major Customer [Line Items]
Accounts and revenues receivable	$ 31.3	$ 33.1	$ 37.2
Revenue receivables		24	27
Number of companies, revenue receivables	5	5	5
Top Five Customers [Member]
Revenue, Major Customer [Line Items]
Revenue receivables	$ 22.3	$ 24

Accounts And Revenues Receivable (Schedule Of Major Customers As A Percentage Of Revenue) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Company A [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue	35.00%		12.00%			[1]
Company B [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue	17.00%		15.00%			[1]
Company C [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue	14.00%		15.00%		12.00%
Company D [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue	10.00%			[1]		[1]
Company E [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue		[1]		[1]	20.00%
Company F [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue		[1]	27.00%		45.00%

[1]	Revenues from this customer were less than 10% in this year.

Property, Plant And Equipment And Asset Retirement Obligations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended						6 Months Ended	12 Months Ended
	Feb. 28, 2013	Mar. 31, 2013	Dec. 31, 2012 acre	Sep. 30, 2012 acre	Jun. 30, 2012	Jun. 30, 2011 acre	Dec. 31, 2010 acre	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ceiling test, resulting write-down								$ 0	$ 37	$ 0	$ 0
Industry average sales price			91.21				4.38		91.21	4.12	4.38
Number of onshore acres sold			40,000	15,000		16,000	69,000
Net acres and options for acres sold				56,000
Cash received from sale of land	17.4	17.3	10	14	2	2.2	13.7
Building And Improvements [Member]
Property, plant and equipment, useful life									31 years 6 months
Furniture and Fixtures [Member]
Property, plant and equipment, useful life									7 years
Properties Being Amortized [Member]
Asset retirement cost, net of depreciation			14.4						14.4	6.4
Depreciation									$ 16.9	$ 15.1
Minimum [Member]
Tangible and intangible capitalized assets, useful life									2 years
Minimum [Member] | Office Equipment And Software [Member]
Tangible and intangible capitalized assets, useful life									3 years
Minimum [Member] | Leased Equipment [Member]
Property, plant and equipment, useful life									2 years
Maximum [Member]
Tangible and intangible capitalized assets, useful life									32 years
Maximum [Member] | Office Equipment And Software [Member]
Tangible and intangible capitalized assets, useful life									5 years
Maximum [Member] | Leased Equipment [Member]
Property, plant and equipment, useful life									5 years

Property, Plant And Equipment And Asset Retirement Obligations (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Properties being amortized	$ 1,422,664	$ 1,340,650	$ 1,155,894
Properties not subject to amortization	58,081	81,292	111,621
Total oil and natural gas properties		1,421,942	1,267,515
Less accumulated depreciation, depletion, and amortization		(767,674)	(651,608)
Net oil and gas properties	678,203	654,268	615,907
Property, plant and equipment, gross		13,369	13,167
Less accumulated depreciation		(6,598)	(5,984)
Net capitalized costs		6,771	7,183
Capitalized assets, net		661,039	623,090
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,025	1,025
Building And Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		6,406	6,406
Office Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		4,862	4,665
Leased Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		345	345
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 731	$ 726

Property, Plant And Equipment And Asset Retirement Obligations (Schedule Of Change In Asset Retirement Obligations) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant And Equipment And Asset Retirement Obligations [Abstract]
Balance of ARO as of January 1	$ 39,373	$ 26,788	$ 23,352	$ 20,005
Accretion expense	679	1,362	681	1,434
Additions	2,313	2,301	1,389	655
Settlement of ARO	(1,472)	(827)	(1,067)	(1,415)
Changes in ARO estimate	(1,388)	9,749	2,433	2,673
Balance of ARO at end of period	$ 39,505	$ 39,373	$ 26,788	$ 23,352

Commodity Derivative Instruments And Hedging Activities (Narrative) (Details) (Commodity Contract [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commodity Contract [Member]
Derivative [Line Items]
Fair value of derivatives	$ 1.5	$ 11.6
Fair value of derivative assets	3.7	15.9
Fair value of derivative liabilities	$ 2.2	$ 4.3

Commodity Derivative Instruments And Hedging Activities (Realized And Unrealized Gains On Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Realized and unrealized gains (losses) on derivatives, net	$ 5,726	$ 15,902	$ (474)	$ 22,319	$ 20,769	$ 13,650	$ 17,417
Not Designated as Hedging Instrument [Member]
Realized (losses) gain	(1,492)	3,354	488	30,405	30,846	8,835	41,087
Unrealized gains (losses)	7,218	12,548	(962)	(8,086)	(10,077)	4,815	(23,670)
Realized and unrealized gains (losses) on derivatives, net	$ 5,726	$ 15,902	$ (474)	$ 22,319	$ 20,769	$ 13,650	$ 17,417

Commodity Derivative Instruments And Hedging Activities (Components Of Commodity Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					6 Months Ended							12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended								6 Months Ended										12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2013 - September 2013 NYMEX Strike Price 3.70 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2013 - December 2013 NYMEX Strike Price 3.67 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2013 - December 2013 NYMEX Strike Price 3.81 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2013 - December 2013 NYMEX Strike Price 3.79 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2013 - December 2013 NYMEX Strike Price 3.86 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] July 2013 - September 2013 NYMEX Strike Price 3.70 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] July 2013 - December 2013 NYMEX Strike Price 3.67 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] July 2013 - December 2013 NYMEX Strike Price 3.81 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] July 2013 - December 2013 NYMEX Strike Price 3.79 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] July 2013 - December 2013 NYMEX Strike Price 3.86 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] July 2013 - December 2013 NYMEX Strike Price 3.91 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] January 2014 - June 2014 NYMEX Strike Price 4.09 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2014 - June 2014 NYMEX Strike Price 4.09 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] January 2014 - December 2014 NYMEX Strike Price 3.67 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2014 - December 2014 NYMEX Strike Price 3.67 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] January 2014 - December 2014 NYMEX Strike Price 4.15 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2014 - December 2014 NYMEX Strike Price 4.15 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] January 2014 - December 2014 NYMEX Strike Price 4.00 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2014 - December 2014 NYMEX Strike Price 4.00 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] July 2014 - December 2014 NYMEX Strike Price 4.00 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] July 2014 - December 2014 NYMEX Strike Price 4.00 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] January 2015 - December 2015 NYMEX Strike Price 4.94 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2015 - December 2015 NYMEX Strike Price 4.94 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Natural Gas [Member] January 2015 - December 2015 NYMEX Strike Price 4.35 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Natural Gas [Member] January 2015 - December 2015 NYMEX Strike Price 4.35 [Member] Swap [Member]	Feb. 28, 2013 U.S. Gulf Coast Oil [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - June 2013 NYMEX Strike Price 84.70 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - December 2013 NYMEX Strike Price 125.00 [Member] Call Option - Sell [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - December 2013 NYMEX Strike Price 125.00 [Member] Call Option - Buy [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - December 2013 NYMEX Strike Price 70.00 [Member] Put Option - Sell [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - December 2013 NYMEX Strike Price 70.00 [Member] Put Option - Buy [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - December 2013 NYMEX Strike Price 109.10 [Member] Call Option - Sell [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - December 2013 NYMEX Strike Price 95.72 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2013 - December 2013 NYMEX Strike Price 95.35 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 125.00 [Member] Call Option - Sell [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 125.00 [Member] Call Option - Buy [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 95.72 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 70.00 [Member] Put Option - Sell [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 70.00 [Member] Put Option - Buy [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 109.10 [Member] Call Option - Sell [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 109.10 [Member] Call Option - Buy [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 105.25 [Member] Call Option - Sell [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 95.35 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 85.50 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] July 2013 - December 2013 NYMEX Strike Price 85.50 [Member] Swap [Member]	Jun. 30, 2013 U.S. Gulf Coast Oil [Member] January 2014 - June 2014 NYMEX Strike Price 85.40 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2014 - June 2014 NYMEX Strike Price 85.40 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2014 - September 2014 NYMEX Strike Price 95.00 [Member] Call Option - Sell [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2014 - September 2014 NYMEX Strike Price 85.50 [Member] Call Option - Buy [Member]		Jun. 30, 2013 U.S. Gulf Coast Oil [Member] January 2014 - September 2014 NYMEX Strike Price 63.60 [Member Put Option - Sell [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] January 2014 - September 2014 NYMEX Strike Price 63.60 [Member Put Option - Sell [Member]		Jun. 30, 2013 U.S. Gulf Coast Oil [Member] July 2014 - September 2014 NYMEX Strike Price 85.90 [Member] Swap [Member]	Dec. 31, 2012 U.S. Gulf Coast Oil [Member] July 2014 - September 2014 NYMEX Strike Price 85.90 [Member] Swap [Member]
Derivative [Line Items]
Derivative inception period	January 2013	January 2013	January 2013	January 2013	January 2013	July 2013	July 2013	July 2013	July 2013	July 2013	July 2013	January 2014	January 2014	January 2014	January 2014	January 2014	January 2014	January 2014	January 2014	July 2014	July 2014	January 2015	January 2015	January 2015	January 2015		January 2013	January 2013	January 2013	January 2013	January 2013	January 2013	January 2013	January 2013	July 2013	July 2013	July 2013	July 2013	July 2013	July 2013	July 2013	July 2013	July 2013	July 2013	July 2013	January 2014	January 2014	January 2014	January 2014	[1]	January 2014	January 2014	[1]	July 2014	July 2014
Derivative maturity period	September 2013	December 2013	December 2013	December 2013	December 2013	September 2013	December 2013	December 2013	December 2013	December 2013	December 2013	June 2014	June 2014	December 2014	December 2014	December 2014	December 2014	December 2014	December 2014	December 2014	December 2014	December 2015	December 2015	December 2015	December 2015		June 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	December 2013	June 2014	June 2014	September 2014	September 2014	[1]	September 2014	September 2014	[1]	September 2014	September 2014
Volume	90,556	152,083	302,625	122,325	228,519	30,667	153,333	288,583	114,933	166,119	29,130	150,833	150,833	152,083	152,083	121,083	121,083	79,850	79,850	30,667	30,667	167,042	167,042	85,433	85,433		21,117	13,292	13,292	21,292	13,292	13,292	8,833	11,436	13,401	13,401	5,088	21,467	21,467	13,401	13,401	13,401	9,792	15,333	15,333	24,133	24,133	21,233	21,233	[1]	21,233	21,233	[1]	21,467	21,467
Strike Price	3.7	3.67	3.81	3.79	3.86	3.7	3.67	3.81	3.79	3.86	3.91	4.09	4.09	3.67	3.67	4.15	4.15	4	4	4	4	4.94	4.94	4.35	4.35		84.7	125	125	70	70	109.1	95.72	95.35	125	125	95.72	70	70	109.1	109.1	105.25	95.35	85.5	85.5	85.4	85.4	95	85.5	[1]	63.6	63.6	[1]	85.9	85.9
Monetized amount of derivatives																										$ 1.1

[1]	During February 2013, the Company monetized the oil options indicated above and received approximately $1.1 million.

Equity Method Investments (Details) (Attune [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Nov. 30, 2007	Sep. 30, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Ownership interest, equity method investment	50.00%
Ownership interest, purchase price	$ 7.2
OTTI charge		2	5.2
Equity investments		$ 0
Concordia Resources Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, equity method investment	50.00%

Accounts Payable And Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 14,502	$ 39,643
Oil and gas property costs accrual	2,460	8,529
Production and delivery costs accrual	1,288	902
Compensation and benefits accrual	1,009	3,432
Other	368	463
Total Accounts payable and Accrued liabilities	$ 19,627	$ 52,969

Debt (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Notional amount of senior secured notes	$ 250,000,000		$ 200,000,000
Coupon rate	12.50%		12.50%
Maturity date of debt instrument	2015		2015
Proceeds from borrowings	6,757,000	58,212,000	7,101,000	8,037,000	8,874,000
Carrying amount of senior secured notes	251,334,000		199,982,000	199,972,000
Fair value of senior secured notes	260,000,000		206,000,000
Borrowing base			62,500,000
Revolving credit facility			50,000,000	0
Cash payments for interest			26,200,000	16,100,000	3,400,000
2015 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Date of offering	Sep 24, 2010		Sep 24, 2010
Notional amount of senior secured notes	150,000,000		150,000,000
Coupon rate	12.50%		12.50%
Maturity date	Oct 1, 2015		Oct 1, 2015
Notes sold at a discount as a percentage of face value	99.09%		99.09%
Percentage of principal available for redemption			35.00%
Redemption premium percentage			112.50%
Percentage of coupon, included in redemption price calculation			50.00%
Additional Notes [Member]
Debt Instrument [Line Items]
Date of offering	Jul 15, 2011		Jul 15, 2011
Notional amount of senior secured notes	50,000,000		50,000,000
Coupon rate	12.50%		12.50%
Maturity date of debt instrument	2015		2015
Notes sold at a premium as a percentage of face value	102.50%		102.50%
New Notes [Member]
Debt Instrument [Line Items]
Date of offering	Apr 11, 2013
Notional amount of senior secured notes	50,000,000
Coupon rate	12.50%
Maturity date of debt instrument	2015
Notes sold at a premium as a percentage of face value	103.00%
Proceeds from borrowings	50,300,000
Amended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date	Jul 1, 2015		Jul 1, 2015
Borrowing base	62,500,000		62,500,000
Revolving credit facility	0		50,000,000	0
Percentage over LIBOR			1.00%
Commitment fee, percentage			0.50%
Promissory Note [Member]
Debt Instrument [Line Items]
Maturity date	Sep 1, 2025		Sep 1, 2025
Promissory note	2,700,000		2,700,000	2,900,000
Amount of monthly installments of principal and interest	27,000		27,000
Effective interest rate			7.05%	7.05%
Finance Agreement [Member]
Debt Instrument [Line Items]
Maturity date	Apr 1, 2014
Amount outstanding under agreement	5,500,000
Amount of monthly installments of principal and interest	600,000
Finance Agreement [Member] | Premium Assignment Corporation [Member]
Debt Instrument [Line Items]
Maturity date			Apr 1, 2013
Amount outstanding under agreement			1,800,000
Amount of monthly installments of principal and interest			$ 600,000
Effective interest rate			2.50%
Finance Agreement [Member] | Imperial Credit Corporation [Member]
Debt Instrument [Line Items]
Effective interest rate				2.95%

Debt (Schedule Of Future Estimated Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt [Abstract]
2013	$ 1,975
2014	147
2015	250,158
2016	169
2017	182
Thereafter	1,927
Total	$ 254,558

Income Taxes (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 state	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Income tax refunds					$ 23,800,000
Payments for income taxes						2,800,000	26,800,000
Income tax provision (benefit)	1,251,000	(1,924,000)	(26,000)	1,427,000	(1,796,000)	17,295,000	5,794,000
Effective tax rate	39.20%	50.80%	648.00%	30.20%	40.90%	40.50%	17.50%
Federal statutory rate	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
Numer of states, generating majority of revenue					2
Charge for change in intangible drilling cost estimate					900,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward					11,300,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward					74,900,000
State and Local Jurisdiction [Member] | 2016 Expiration [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward					292,000
Expiration of net operating loss carryforward					2016
State and Local Jurisdiction [Member] | 2021 Expiration [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward					$ 135,000
Expiration of net operating loss carryforward					2021
Minimum [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Expiration of net operating loss carryforward					2028
Minimum [Member] | State and Local Jurisdiction [Member] | Remaing Amounts [Member]
Operating Loss Carryforwards [Line Items]
Expiration of net operating loss carryforward					2023
Maximum [Member] | State and Local Jurisdiction [Member] | Remaing Amounts [Member]
Operating Loss Carryforwards [Line Items]
Expiration of net operating loss carryforward					2032

Income Taxes (Components Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Asset retirement obligation	$ 14,156	$ 10,010
Equity investment in unconsolidated subsidiary	2,690	2,690
Net operating loss carryforward	7,351	6,491
Accrued bonus		962
Other	223	414
Total deferred tax assets	24,658	20,567
Property, plant and equipment	(157,921)	(132,297)
Commodity derivatives	(4,461)	(4,342)
Total deferred tax liabilities	(162,382)	(136,639)
Capital Loss Carryforward [Member]
Carryforward amount	$ 238

Income Taxes (Components Of Income Tax Provision (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Federal, Current income tax expense					$ (21,697)	$ 560	$ 21,234
State and local, Current income tax expense					(1,751)	2,461	2,064
Current income tax expense					(23,448)	3,021	23,298
Federal, Deferred income tax (benefit) expense					20,049	9,737	(9,635)
State and local, Deferred income tax (benefit) expense					1,603	4,537	(7,869)
Deferred income tax (benefit) expense					21,652	14,274	(17,504)
Total income tax provision	$ 1,251	$ (1,924)	$ (26)	$ 1,427	$ (1,796)	$ 17,295	$ 5,794

Income Taxes (Schedule Of Effective Income Tax Rate) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
State and local taxes, net of federal benefit					9.60%	3.50%	(1.60%)
Deferred rate change					0.90%	0.40%	(8.10%)
Correction of prior period items					0.00%	5.80%	0.00%
Depletion in excess of basis					15.00%	(1.70%)	(1.90%)
Section 199 deduction					1.70%	(0.20%)	(4.50%)
Release of valuation allowance on capital loss carryover					0.00%	(2.50%)	0.00%
Return to provision true-up					(20.60%)	0.00%	0.00%
Other					(0.70%)	0.20%	(1.40%)
Effective tax rate	39.20%	50.80%	648.00%	30.20%	40.90%	40.50%	17.50%

Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended												6 Months Ended
	Nov. 30, 2011 entity employee	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2013	Jun. 30, 2012
Shareholders' Equity [Abstract]
Shares issued, employee compensation	125
Number of employees receiving shares	1
Shares issued, consultation services	2,375
Number of companies receiving shares	2
Fair value of shares issued	$ 6.3
Dividends paid per share		$ 25	$ 25	$ 25	$ 25	$ 25	$ 25	$ 25	$ 25	$ 25	$ 25	$ 25	$ 25	$ 25	$ 25

Variable Interest Entities (Narrative) (Details) (Variable Interest Entity [Member], USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
	Aug. 24, 2011	Dec. 31, 2010
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Price per share		$ 1
Consideration paid for Charter III	$ 21

Variable Interest Entities (Schedule Of Noncontrolling Interest Reconcilliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest [Line Items]
Net income attributable to noncontrolling interest (net of tax)	$ 431	$ 86	$ 951	$ 203	$ 1,314	$ 1,524	$ 1,682
Temporary Equity [Member]
Noncontrolling Interest [Line Items]
Beginning balance						2,467	5,551
Change in noncontrolling interest						(2,467)	(4,766)
Net income attributable to noncontrolling interest (net of tax)							1,682
Ending balance							2,467
RAAM Global Energy Company [Member]
Noncontrolling Interest [Line Items]
Net income attributable to noncontrolling interest (net of tax)	$ 431	$ 86	$ 951	$ 203	$ 1,314	$ 1,524	$ 1,682

Related-Party Transactions (Details) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Co-venturer [Member]	Dec. 31, 2011 Co-venturer [Member]	Dec. 31, 2012 Majority Shareholder [Member]	Dec. 31, 2011 Majority Shareholder [Member]	Dec. 31, 2010 Majority Shareholder [Member]
Related party ownership interest, held by related party					100.00%
Due from related parties		$ 900,000	$ 1,100,000	$ 1,300,000	$ 187,000	$ 407,000
Due to related parties		3,600,000	6,600,000	6,800,000	2,900,000	3,800,000
Related party, consulting fees	84,000
Related party, rent expense							$ 218,000	$ 213,000	$ 189,000

Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Rent expense	$ 747,000	$ 682,000	$ 530,000
Number of areas of geographic operation	1

Commitments And Contingencies (Schedule Of Future Minimum Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
2013	$ 655
2014	602
2015	366
Total	$ 1,623

Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 55,891	$ 68,671	$ 44,441	$ 51,743	$ 81,032	$ 28,888
Receivables, net	32,577	34,563		39,292
Deferred tax asset - current	1,705	872
Commodity derivatives - current portion	448	2,369		12,674
Prepaids and other current assets	11,943	7,243		8,864
Total current assets	102,564	113,718		112,573
Net oil and gas properties	678,203	654,268		615,907
Total other assets	12,125	11,468		16,072
Total assets	792,892	779,454		744,552
Current liabilities:
Payables and accrued liabilities	60,678	50,777		88,937
Advances from joint interest partners		85		1,019
Commodity derivatives - current portion	1,229	1,114
Asset retirement obligations - current portion	11,027	11,195		1,778
Debt - current portion	5,685	1,975		1,929
Deferred income taxes - current portion				3,109
Total current liabilities	78,619	65,146		96,772
Other liabilities:
Commodity derivatives	393	1,091		4,244
Asset retirement obligations	28,478	28,178		25,010
Debt	2,511	52,584		2,733
Senior secured notes	251,334	199,982		199,972
Deferred income taxes	139,352	138,596		112,963
Other long-term liabilities	196	328		467
Total other liabilities	422,264	420,759		345,389
Total liabilities	500,883	485,905		442,161
Total shareholders' equity attributable to RAAM Global	289,789	292,280		302,436
Noncontrolling interest	2,220	1,269		(45)
Total shareholders' equity	292,009	293,549		302,391	295,201	270,885
Total liabilities and shareholders' equity	792,892	779,454		744,552
RAAM Global Energy Company [Member]
Current assets:
Cash and cash equivalents	528	514	5,979	340	45,683	3,191
Receivables, net	1,276	1,305		2,146
Prepaids and other current assets	2,444	1,939		2,032
Total current assets	4,248	3,758		4,518
Net oil and gas properties	989	364
Total other assets	555,041	505,011		513,667
Total assets	560,278	509,133		518,185
Current liabilities:
Payables and accrued liabilities	8,887	7,354		7,296
Debt - current portion	143	138		128
Total current liabilities	9,030	7,492		7,424
Other liabilities:
Debt	2,511	2,584		2,733
Senior secured notes	251,334	199,982		199,972
Deferred income taxes	5,198	5,198		5,198
Other long-term liabilities	196	328		467
Total other liabilities	259,239	208,092		208,370
Total liabilities	268,269	215,584		215,794
Total shareholders' equity attributable to RAAM Global	289,789	292,280		302,436
Noncontrolling interest	2,220	1,269		(45)
Total shareholders' equity	292,009	293,549		302,391
Total liabilities and shareholders' equity	560,278	509,133		518,185
Subsidiary Guarantors [Member]
Current assets:
Cash and cash equivalents	55,358	68,148	38,450	51,389	35,320	25,680
Receivables, net	41,926	45,760		48,326
Deferred tax asset - current	1,705	872
Commodity derivatives - current portion	448	2,369		12,674
Prepaids and other current assets	9,499	5,304		6,832
Total current assets	108,936	122,453		119,221
Net oil and gas properties	664,284	640,675		604,822
Total other assets	2,560	2,230		4,923
Total assets	775,780	765,358		728,966
Current liabilities:
Payables and accrued liabilities	52,839	44,516		81,804
Advances from joint interest partners		85		1,019
Commodity derivatives - current portion	1,229	1,114
Asset retirement obligations - current portion	11,027	11,195		1,778
Debt - current portion	5,542	1,837		1,801
Deferred income taxes - current portion				3,109
Total current liabilities	70,637	58,747		89,511
Other liabilities:
Commodity derivatives	393	1,091		4,244
Asset retirement obligations	28,296	28,014		24,887
Debt		50,000
Deferred income taxes	133,198	133,002		107,761
Total other liabilities	161,887	212,107		136,892
Total liabilities	232,524	270,854		226,403
Total shareholders' equity attributable to RAAM Global	543,256	494,504		502,563
Total shareholders' equity	543,256	494,504		502,563
Total liabilities and shareholders' equity	775,780	765,358		728,966
Non-Guarantor VIEs [Member]
Current assets:
Cash and cash equivalents	5	9	12	14	29	17
Receivables, net	1,061	1,096		163
Total current assets	1,066	1,105		177
Net oil and gas properties	12,930	13,229		11,085
Total assets	13,996	14,334		11,262
Current liabilities:
Payables and accrued liabilities	10,638	12,505		11,180
Total current liabilities	10,638	12,505		11,180
Other liabilities:
Asset retirement obligations	182	164		123
Deferred income taxes	956	396		4
Total other liabilities	1,138	560		127
Total liabilities	11,776	13,065		11,307
Total shareholders' equity attributable to RAAM Global	2,220	1,269		(45)
Total shareholders' equity	2,220	1,269		(45)
Total liabilities and shareholders' equity	13,996	14,334		11,262
Eliminations [Member]
Current assets:
Receivables, net	(11,686)	(13,598)		(11,343)
Total current assets	(11,686)	(13,598)		(11,343)
Total other assets	(545,476)	(495,773)		(502,518)
Total assets	(557,162)	(509,371)		(513,861)
Current liabilities:
Payables and accrued liabilities	(11,686)	(13,598)		(11,343)
Total current liabilities	(11,686)	(13,598)		(11,343)
Other liabilities:
Total liabilities	(11,686)	(13,598)		(11,343)
Total shareholders' equity attributable to RAAM Global	(545,476)	(495,773)		(502,518)
Total shareholders' equity	(545,476)	(495,773)		(502,518)
Total liabilities and shareholders' equity	$ (557,162)	$ (509,371)		$ (513,861)

Condensed Consolidating Financial Information (Condensed Consolidating Statements Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gas sales	$ 15,806	$ 13,855	$ 32,492	$ 30,236	$ 63,535	$ 87,064	$ 79,331
Oil sales	22,869	29,987	49,791	58,085	119,504	113,722	83,122
Realized and unrealized gains (losses) on derivatives, net	5,726	15,902	(474)	22,319	20,769	13,650	17,417
Total revenues	44,401	59,744	81,809	110,640	203,808	214,436	179,870
Production and delivery costs	8,252	9,734	15,938	18,128	35,529	34,326	31,569
Production taxes	1,820	2,340	3,910	4,765	9,314	10,259	5,732
Workover costs	802	478	1,458	1,440	2,772	7,730	10,470
Depreciation, depletion and amortization	17,855	43,659	36,181	62,727	118,041	71,763	67,312
General and administrative expenses	4,655	4,673	9,630	10,295	20,780	28,861	16,731
Total operating expense	33,384	60,884	67,117	97,355	186,436	152,939	131,814
Income (loss) from operations	11,017	(1,140)	14,692	13,285	17,372	61,497	48,056
Interest expense, net	(7,800)	(2,669)	(14,549)	(8,776)	(21,237)	(16,954)	(8,781)
Income (loss) from equity investment						(2,044)	(5,156)
Loss on sale or disposal of inventory					(954)	(20)	(1,463)
Other, net	(25)	25	(147)	217	431	204	434
Total other income (expenses)	(7,825)	(2,644)	(14,696)	(8,559)	(21,760)	(18,814)	(14,966)
Income (loss) before taxes	3,192	(3,784)	(4)	4,726	(4,388)	42,683	33,090
Income tax provision (benefit)	1,251	(1,924)	(26)	1,427	(1,796)	17,295	5,794
Net income (loss) including noncontrolling interest	1,941	(1,860)	22	3,299	(2,592)	25,388	27,296
Net income attributable to noncontrolling interest (net of tax)	431	86	951	203	1,314	1,524	1,682
Net income (loss) attributable to RAAM Global	1,510	(1,946)	(929)	3,096	(3,906)	23,864	25,614
RAAM Global Energy Company [Member]
Gas sales						713	1,193
Oil sales						1,034	1,070
Total revenues						1,747	2,263
Production and delivery costs						407	389
Production taxes						154	195
Workover costs						40	22
Depreciation, depletion and amortization	189	81	361	162	304	318	11,251
General and administrative expenses	2,152	1,146	3,932	2,587	5,106	12,240	4,872
Total operating expense	2,341	1,227	4,293	2,749	5,410	13,159	16,729
Income (loss) from operations	(2,341)	(1,227)	(4,293)	(2,749)	(5,410)	(11,412)	(14,466)
Interest expense, net	(7,719)	(2,512)	(14,039)	(8,590)	(19,304)	(17,143)	(5,786)
Income (loss) from equity investment	11,785	4,219	18,543	16,436	246	(2,044)	(5,156)
Other, net	8	2	(150)	187	376	185	180
Total other income (expenses)	4,074	1,709	4,354	8,033	(18,682)	37,226	58,168
Income (loss) before taxes	1,733	482	61	5,284	(24,092)	25,814	43,702
Income tax provision (benefit)	(208)	2,342	39	1,985	(21,500)	426	16,406
Net income (loss) including noncontrolling interest	1,941	(1,860)	22	3,299	(2,592)	25,388	27,296
Net income attributable to noncontrolling interest (net of tax)	431	86	951	203	1,314	1,524	1,682
Net income (loss) attributable to RAAM Global	1,510	(1,946)	(929)	3,096	(3,906)	23,864	25,614
Subsidiary Guarantors [Member]
Gas sales	15,033	13,465	30,947	29,537	61,619	82,446	75,527
Oil sales	22,012	29,307	47,950	56,961	116,591	108,667	79,763
Realized and unrealized gains (losses) on derivatives, net	5,726	15,902	(474)	22,319	20,769	13,650	17,417
Total revenues	42,771	58,674	78,423	108,817	198,979	204,763	172,707
Production and delivery costs	8,139	9,608	15,709	17,936	35,098	33,466	30,837
Production taxes	1,755	2,283	3,776	4,676	9,100	9,696	5,451
Workover costs	797	478	1,452	1,440	2,762	7,501	10,442
Depreciation, depletion and amortization	16,912	42,836	34,330	61,347	115,278	70,481	53,860
General and administrative expenses	2,500	3,526	5,694	7,706	15,667	16,612	11,835
Total operating expense	30,103	58,731	60,961	93,105	177,905	137,756	112,425
Income (loss) from operations	12,668	(57)	17,462	15,712	21,074	67,007	60,282
Interest expense, net	(81)	(157)	(510)	(186)	(1,933)	189	(2,995)
Loss on sale or disposal of inventory					(954)	(20)	(1,463)
Other, net	(33)	23	3	30	55	19	254
Total other income (expenses)	(114)	(134)	(507)	(156)	(2,832)	188	(4,204)
Income (loss) before taxes	12,554	(191)	16,955	15,556	18,242	67,195	56,078
Income tax provision (benefit)	1,200	(4,324)	(637)	(677)	19,310	16,243	(11,170)
Net income (loss) including noncontrolling interest	11,354	4,133	17,592	16,233	(1,068)	50,952	67,248
Net income (loss) attributable to RAAM Global	11,354	4,133	17,592	16,233	(1,068)	50,952	67,248
Non-Guarantor Subsidiary [Member]
Gas sales						2,145
Oil sales						2,242
Total revenues						4,387
Production and delivery costs						216
Production taxes						264
Workover costs						148
Depreciation, depletion and amortization						4
Total operating expense						632
Income (loss) from operations						3,755
Income (loss) before taxes						3,755
Income tax provision (benefit)						3
Net income (loss) including noncontrolling interest						3,752
Net income (loss) attributable to RAAM Global						3,752
Non-Guarantor VIEs [Member]
Gas sales	773	390	1,545	699	1,916	1,760	2,611
Oil sales	857	680	1,841	1,124	2,913	1,779	2,289
Total revenues	1,630	1,070	3,386	1,823	4,829	3,539	4,900
Production and delivery costs	113	126	229	192	431	237	343
Production taxes	65	57	134	89	214	145	86
Workover costs	5		6		10	41	6
Depreciation, depletion and amortization	754	742	1,490	1,218	2,459	960	2,201
General and administrative expenses	3	1	4	2	7	9	24
Total operating expense	940	926	1,863	1,501	3,121	1,392	2,660
Income (loss) from operations	690	144	1,523	322	1,708	2,147	2,240
Income (loss) before taxes	690	144	1,523	322	1,708	2,147	2,240
Income tax provision (benefit)	259	58	572	119	394	623	558
Net income (loss) including noncontrolling interest	431	86	951	203	1,314	1,524	1,682
Net income (loss) attributable to RAAM Global	431	86	951	203	1,314	1,524	1,682
Eliminations [Member]
Income (loss) from equity investment	(11,785)	(4,219)	(18,543)	(16,436)	(246)
Total other income (expenses)	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Income (loss) before taxes	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Net income (loss) including noncontrolling interest	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Net income (loss) attributable to RAAM Global	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Investment In Subsidiaries [Member] | RAAM Global Energy Company [Member]
Income (loss) from equity investment						56,228	68,930
Investment In Subsidiaries [Member] | Eliminations [Member]
Income (loss) from equity investment						(56,228)	(68,930)
Investment In Sub Guarantors [Member] | RAAM Global Energy Company [Member]
Income (loss) from equity investment						56,228	68,930
Investment In Sub Guarantors [Member] | Eliminations [Member]
Income (loss) from equity investment						$ (56,228)	$ (68,930)

Condensed Consolidating Financial Information (Condensed Consolidating Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash provided by (used in) operating activities	$ 45,131	$ 60,240	$ 128,278	$ 172,928	$ 114,209
Change in investments					150
Change in advances from joint interest partners	(85)	(197)	(934)	1,019	(1,052)
Payment of prepaid drilling expenses		(1,000)		(555)
Additions to oil and gas properties and equipment	(77,181)	(120,102)	(180,500)	(227,623)	(86,936)
Purchase of noncontrolling interest				(21,000)
Proceeds from net sales of oil and gas properties	17,320	2,015	26,427	2,125
Net cash provided by (used in) investing activities	(59,946)	(119,284)	(155,007)	(246,034)	(87,838)
Proceeds from revolving credit facility			50,000
Proceeds from borrowings	6,757	58,212	7,101	8,037	8,874
Payments on borrowings	(53,119)	(3,345)	(7,204)	(7,347)	(119,024)
Deferred loan costs				(469)
Proceeds from issuance of 12.5% Senior Notes due 2015	51,500			51,250	148,629
Deferred bond costs	(1,540)			(1,510)	(6,701)
Payment of dividends	(1,563)	(3,125)	(6,250)	(6,063)	(6,000)
Other			10	(81)	(5)
Net cash provided by (used in) financing activities	2,035	51,742	43,657	43,817	25,773
Increase (decrease) in cash and cash equivalents	(12,780)	(7,302)	16,928	(29,289)	52,144
Cash and cash equivalents, beginning of period	68,671	51,743	51,743	81,032	28,888
Cash and cash equivalents, end of period	55,891	44,441	68,671	51,743	81,032
RAAM Global Energy Company [Member]
Net cash provided by (used in) operating activities	2,599	5,565	134	36,803	45,373
Change in investments between affiliates	(49,164)	3,291	6,862	(104,659)	(138,621)
Additions to oil and gas properties and equipment	(1,751)	(27)	(443)	(95)	(76)
Purchase of noncontrolling interest				(21,000)
Net cash provided by (used in) investing activities	(50,915)	3,264	6,419	(125,754)	(138,697)
Payments on borrowings	(67)	(65)	(139)	(109)	(112)
Proceeds from issuance of 12.5% Senior Notes due 2015	51,500			51,250	148,629
Deferred bond costs	(1,540)			(1,510)	(6,701)
Payment of dividends	(1,563)	(3,125)	(6,250)	(6,063)	(6,000)
Other			10	40
Net cash provided by (used in) financing activities	48,330	(3,190)	(6,379)	43,608	135,816
Increase (decrease) in cash and cash equivalents	14	5,639	174	(45,343)	42,492
Cash and cash equivalents, beginning of period	514	340	340	45,683	3,191
Cash and cash equivalents, end of period	528	5,979	514	340	45,683
Subsidiary Guarantors [Member]
Net cash provided by (used in) operating activities	58,044	69,405	124,183	185,415	132,371
Change in investments					150
Change in investments between affiliates	32,499	(19,727)	(7,108)	46,245	69,691
Change in advances from joint interest partners	(85)	(197)	(934)	1,019	(1,052)
Payment of prepaid drilling expenses		(1,000)		(555)
Additions to oil and gas properties and equipment	(74,273)	(118,367)	(175,608)	(218,389)	(81,477)
Proceeds from net sales of oil and gas properties	17,320	2,015	26,190	2,125
Net cash provided by (used in) investing activities	(24,539)	(137,276)	(157,460)	(169,555)	(12,688)
Proceeds from revolving credit facility			50,000
Proceeds from borrowings	6,757	58,212	7,101	8,037	8,874
Payments on borrowings	(53,052)	(3,280)	(7,065)	(7,238)	(118,912)
Deferred loan costs				(469)
Other				(121)	(5)
Net cash provided by (used in) financing activities	(46,295)	54,932	50,036	209	(110,043)
Increase (decrease) in cash and cash equivalents	(12,790)	(12,939)	16,759	16,069	9,640
Cash and cash equivalents, beginning of period	68,148	51,389	51,389	35,320	25,680
Cash and cash equivalents, end of period	55,358	38,450	68,148	51,389	35,320
Non-Guarantor Subsidiary [Member]
Net cash provided by (used in) operating activities				3,694
Change in investments between affiliates				(3,436)
Additions to oil and gas properties and equipment				(258)
Net cash provided by (used in) investing activities				(3,694)
Non-Guarantor VIEs [Member]
Net cash provided by (used in) operating activities	3,031	1,706	4,207	3,244	5,395
Change in investments between affiliates	(1,878)			5,622
Additions to oil and gas properties and equipment	(1,157)	(1,708)	(4,449)	(8,881)	(5,383)
Proceeds from net sales of oil and gas properties			237
Net cash provided by (used in) investing activities	(3,035)	(1,708)	(4,212)	(3,259)	(5,383)
Increase (decrease) in cash and cash equivalents	(4)	(2)	(5)	(15)	12
Cash and cash equivalents, beginning of period	9	14	14	29	17
Cash and cash equivalents, end of period	5	12	9	14	29
Eliminations [Member]
Net cash provided by (used in) operating activities	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Change in investments between affiliates	18,543	16,436	246	56,228	68,930
Net cash provided by (used in) investing activities	$ 18,543	$ 16,436	$ 246	$ 56,228	$ 68,930

Supplemental Oil And Gas Data (Schedule Of Costs Incurred Related To Oil And Gas Producing Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Oil and Gas Data [Abstract]
Unproved property	$ 66,790	$ 118,368	$ 35,332
Proved Property
Exploration costs	35,803	80,296	27,030
Development costs	73,374	24,269	23,738
Total costs incurred	$ 175,967	$ 222,933	$ 86,100

Supplemental Oil And Gas Data (Estimates In Proved And Proved Developed Oil And Gas Reserves) (Details)	12 Months Ended
	Dec. 31, 2012 bbl Mcf	Dec. 31, 2012 Mcf bbl	Dec. 31, 2011 bbl Mcf	Dec. 31, 2011 Mcf bbl	Dec. 31, 2010 bbl Mcf	Dec. 31, 2010 Mcf bbl
Supplemental Oil and Gas Data [Abstract]
Beginning of year	63,059,000	63,059,000	44,041,000	44,041,000	50,724,000	50,724,000
Revisions of previous estimates	810,000	2,637,000	1,026,000	15,903,000	281,000	3,330,000
Production	(1,104,000)	(18,411,000)	(1,050,000)	(17,630,000)	(1,066,000)	(16,172,000)
Extensions and discoveries	2,052,000	14,737,000	1,535,000	20,745,000	473,000	6,159,000
Purchase of reserves in-place
Proved reserves end of year	14,707,000	14,707,000	63,059,000	63,059,000	44,041,000	44,041,000
Proved developed reserves at beginning of year	56,106,000	56,106,000	35,917,000	35,917,000	40,563,000	40,563,000
Proved developed reserves at end of year	4,940,000	4,940,000	56,106,000	56,106,000	35,917,000	35,917,000

Supplemental Oil And Gas Data (Standardized Measure Of Discounted Future Net Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Oil and Gas Data [Abstract]
Future cash flows	$ 1,589,961	$ 1,526,957	$ 1,035,152
Future production costs	(403,363)	(377,414)	(246,090)
Future development and abandonment costs	(242,189)	(193,572)	(130,802)
Future net cash flows before income taxes and discount for timing	944,409	955,971	658,260
Future income taxes	(302,694)	(265,493)	(185,203)
Discount for estimated timing of net cash flows	(276,935)	(266,426)	(193,906)
Standardized measure of discounted future net cash flows	$ 364,780	$ 424,052	$ 279,151

Supplemental Oil And Gas Data (Schedule Of Change In Standardized Measure Of Discounted Future Net Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Oil and Gas Data [Abstract]
Standardized measure of discounted future net cash flows from proved oil and gas reserves at beginning of year	$ 424,052	$ 279,151	$ 201,907
Extensions and discoveries and improved recovery, net of future production and development costs	82,246	122,580	25,450
Purchase of reserves in-place
Development costs incurred during the period	73,374	24,269	23,738
Revenues, net of production costs	(158,873)	(156,201)	(124,237)
Net change in prices	(19,986)	83,792	162,472
Changes in estimated future development costs	(93,314)	(69,428)	(8,710)
Revision of quantity estimates	39,096	116,025	23,305
Net change in income taxes	(5,817)	(50,473)	(16,462)
Accretion of discount	61,866	39,896	31,322
Changes in production rates (timing) and other	(37,864)	34,441	(39,634)
Standardized measure of discounted future net cash flows from proved oil and gas reserves at end of year	$ 364,780	$ 424,052	$ 279,151

Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Feb. 28, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Working interest sold	50.00%	50.00%
Cash received from sale of land	$ 17.4	$ 17.3	$ 10	$ 14	$ 2	$ 2.2	$ 13.7
Carry on future development costs	$ 17.4	$ 17.3

Restatement Of Previously Issued Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Properties being amortized	$ 1,422,664		$ 1,422,664		$ 1,340,650	$ 1,155,894
Accumulated depreciation, depletion, and amortization	(802,542)		(802,542)		(767,674)	(651,608)
Net oil and gas properties	678,203		678,203		654,268	615,907
Total other assets	12,125		12,125		11,468	16,072
Total assets	792,892		792,892		779,454	744,552
Deferred income taxes	139,352		139,352		138,596	112,963
Total other liabilities	422,264		422,264		420,759	345,389
Total liabilities	500,883		500,883		485,905	442,161
Retained earnings	233,047		233,047		235,538	245,694	244,841	220,525
Total shareholders' equity attributable to RAAM	289,789		289,789		292,280	302,436
Total shareholders' equity	292,009		292,009		293,549	302,391	295,201	270,885
Total liabilities and shareholders' equity	792,892		792,892		779,454	744,552
Gas sales	15,806	13,855	32,492	30,236	63,535	87,064	79,331
Oil sales	22,869	29,987	49,791	58,085	119,504	113,722	83,122
Realized and unrealized gains (losses) on derivatives, net	5,726	15,902	(474)	22,319	20,769	13,650	17,417
Total revenues	44,401	59,744	81,809	110,640	203,808	214,436	179,870
Production taxes	1,820	2,340	3,910	4,765	9,314	10,259	5,732
Depreciation, depletion and amortization	17,855	43,659	36,181	62,727	118,041	71,763	67,312
Total operating expense	33,384	60,884	67,117	97,355	186,436	152,939	131,814
Income from operations	11,017	(1,140)	14,692	13,285	17,372	61,497	48,056
Interest expense, net	(7,800)	(2,669)	(14,549)	(8,776)	(21,237)	(16,954)	(8,781)
Income (loss) from equity investment						(2,044)	(5,156)
Total other income (expenses)	(7,825)	(2,644)	(14,696)	(8,559)	(21,760)	(18,814)	(14,966)
Income (loss) before taxes	3,192	(3,784)	(4)	4,726	(4,388)	42,683	33,090
Income tax provision (benefit)	1,251	(1,924)	(26)	1,427	(1,796)	17,295	5,794
Net income (loss) including noncontrolling interest	1,941	(1,860)	22	3,299	(2,592)	25,388	27,296
Net income (loss) attributable to RAAM Global	1,510	(1,946)	(929)	3,096	(3,906)	23,864	25,614
Depreciation, depletion and amortization			37,101	63,641	119,868	73,957	68,909
Deferred income taxes			(76)	(560)	21,652	14,274	(17,504)
Change in derivatives, net			962	8,086	10,076	(4,815)	23,670
Net cash provided by operating activities			45,131	60,240	128,278	172,928	114,209
Additions to oil and gas properties and equipment			(77,181)	(120,102)	(180,500)	(227,623)	(86,936)
Net cash used in investing activities			(59,946)	(119,284)	(155,007)	(246,034)	(87,838)
Gas Sales [Member]
Realized and unrealized gains (losses) on derivatives, net					23,100	13,900	40,700
Oil Sales [Member]
Realized and unrealized gains (losses) on derivatives, net					(2,600)	(5,100)	400
Scenario, Previously Reported [Member]
Properties being amortized					1,388,858	1,203,272
Accumulated depreciation, depletion, and amortization					(796,014)	(720,062)
Net oil and gas properties					674,136	594,831
Total assets					799,322	723,476
Deferred income taxes					146,021	105,095
Total other liabilities					428,184	337,521
Total liabilities					493,330	434,293
Retained earnings					241,292	224,558	223,570	187,317
Accumulated other comprehensive income, net of taxes					6,689	7,928	5,977	20,822
Total shareholders' equity attributable to RAAM					304,723	289,228
Total shareholders' equity					305,992	289,183	282,374	258,499
Total liabilities and shareholders' equity					799,322	723,476
Gas sales					83,431	97,456	117,176
Oil sales					110,747	101,906	80,632
Total revenues					194,178	199,362	197,808
Depreciation, depletion and amortization					77,928	67,597	71,954
Derivative income					(2,296)	(1,700)	(555)
Total operating expense					134,713	136,814	130,169
Income from operations					59,465	62,548	67,639
Interest expense, net					(20,407)	(17,784)
Total other income (expenses)					(20,930)	(19,644)
Income (loss) before taxes					38,535	42,904	52,673
Income tax provision (benefit)					14,237	17,381	13,440
Net income (loss) including noncontrolling interest					24,298	25,523	39,233
Net income (loss) attributable to RAAM Global					22,984	23,999	37,551
Depreciation, depletion and amortization					79,756	69,790	73,550
Deferred income taxes					36,945	15,525	(19,237)
Change in derivatives, net					8,836	(2,864)	8,825
Net cash provided by operating activities					129,109	172,098
Additions to oil and gas properties and equipment					(181,331)	(226,793)
Net cash used in investing activities					(155,838)	(245,204)
Restatement Adjustment [Member]
Properties being amortized					(48,208)	(47,378)
Accumulated depreciation, depletion, and amortization					28,340	68,454
Net oil and gas properties					(19,868)	21,076
Total assets					(19,868)	21,076
Deferred income taxes					(7,425)	7,868
Total other liabilities					(7,425)	7,868
Total liabilities					(7,425)	7,868
Retained earnings					(5,754)	21,136	21,271	33,208
Accumulated other comprehensive income, net of taxes					(6,689)	(7,928)	(5,977)	(20,822)
Total shareholders' equity attributable to RAAM					(12,443)	13,208
Total shareholders' equity					(12,443)	13,208	12,827	12,386
Total liabilities and shareholders' equity					(19,868)	21,076
Gas sales					(19,896)	(10,392)	(37,845)
Oil sales					8,757	11,816	2,490
Realized and unrealized gains (losses) on derivatives, net					20,769	13,650	17,417
Total revenues					9,630	15,074	(17,938)
Production taxes					9,314	10,259	5,732
Depreciation, depletion and amortization					40,113	4,166	(4,642)
Derivative income					2,296	1,700	555
Total operating expense					51,723	16,125	1,645
Income from operations					(42,093)	(1,051)	(19,583)
Interest expense, net					(830)	830
Total other income (expenses)					(830)	830
Income (loss) before taxes					(42,923)	(221)	(19,583)
Income tax provision (benefit)					(16,033)	(86)	(7,646)
Net income (loss) including noncontrolling interest					(26,890)	(135)	(11,937)
Net income (loss) attributable to RAAM Global					(26,890)	(135)	(11,937)
Depreciation, depletion and amortization					40,112	4,167	(4,641)
Deferred income taxes					(15,293)	(1,251)	1,733
Change in derivatives, net					1,240	(1,951)	14,845
Net cash provided by operating activities					(831)	830
Additions to oil and gas properties and equipment					831	(830)
Net cash used in investing activities					831	(830)
RAAM Global Energy Company [Member]
Net oil and gas properties	989		989		364
Total other assets	555,041		555,041		505,011	513,667
Total assets	560,278		560,278		509,133	518,185
Deferred income taxes	5,198		5,198		5,198	5,198
Total other liabilities	259,239		259,239		208,092	208,370
Total liabilities	268,269		268,269		215,584	215,794
Total shareholders' equity attributable to RAAM	289,789		289,789		292,280	302,436
Total shareholders' equity	292,009		292,009		293,549	302,391
Total liabilities and shareholders' equity	560,278		560,278		509,133	518,185
Gas sales						713	1,193
Oil sales						1,034	1,070
Total revenues						1,747	2,263
Production taxes						154	195
Depreciation, depletion and amortization	189	81	361	162	304	318	11,251
Total operating expense	2,341	1,227	4,293	2,749	5,410	13,159	16,729
Income from operations	(2,341)	(1,227)	(4,293)	(2,749)	(5,410)	(11,412)	(14,466)
Interest expense, net	(7,719)	(2,512)	(14,039)	(8,590)	(19,304)	(17,143)	(5,786)
Income (loss) from equity investment	11,785	4,219	18,543	16,436	246	(2,044)	(5,156)
Total other income (expenses)	4,074	1,709	4,354	8,033	(18,682)	37,226	58,168
Income (loss) before taxes	1,733	482	61	5,284	(24,092)	25,814	43,702
Income tax provision (benefit)	(208)	2,342	39	1,985	(21,500)	426	16,406
Net income (loss) including noncontrolling interest	1,941	(1,860)	22	3,299	(2,592)	25,388	27,296
Net income (loss) attributable to RAAM Global	1,510	(1,946)	(929)	3,096	(3,906)	23,864	25,614
Net cash provided by operating activities			2,599	5,565	134	36,803	45,373
Change in investments between affiliates			(49,164)	3,291	6,862	(104,659)	(138,621)
Additions to oil and gas properties and equipment			(1,751)	(27)	(443)	(95)	(76)
Net cash used in investing activities			(50,915)	3,264	6,419	(125,754)	(138,697)
RAAM Global Energy Company [Member] | Investment In Subsidiaries [Member]
Income (loss) from equity investment						56,228	68,930
RAAM Global Energy Company [Member] | Investment In Sub Guarantors [Member]
Income (loss) from equity investment						56,228	68,930
RAAM Global Energy Company [Member] | Scenario, Previously Reported [Member]
Total other assets					122,714	124,625
Total assets					126,837	129,144
Total shareholders' equity attributable to RAAM					(88,747)	(86,650)
Total shareholders' equity					(88,747)	(86,650)
Total liabilities and shareholders' equity					126,837	129,144
Gas sales						688	1,132
Oil sales						905	936
Total revenues						1,593	2,068
Total operating expense						13,005	16,533
Total other income (expenses)					(18,927)	(19,001)	(10,762)
Income (loss) before taxes					(24,337)	(30,413)	(25,227)
Net income (loss) including noncontrolling interest					(2,838)	(30,839)	(41,634)
Net income (loss) attributable to RAAM Global					(2,838)	(30,839)	(41,634)
Net cash provided by operating activities					(112)	(19,424)	(23,557)
Change in investments between affiliates					7,108	(48,431)	(69,691)
Net cash used in investing activities					6,665	(69,526)	(69,767)
RAAM Global Energy Company [Member] | Restatement Adjustment [Member]
Total other assets					382,297	389,042
Total assets					382,296	389,041
Total shareholders' equity attributable to RAAM					381,027	389,086
Total shareholders' equity					382,296	389,041
Total liabilities and shareholders' equity					382,296	389,041
Gas sales						25	61
Oil sales						129	134
Total revenues						154	195
Production taxes						154	195
Total operating expense						154	196
Income (loss) from equity investment					246
Total other income (expenses)					245	56,227	68,930
Income (loss) before taxes					245	56,227	68,929
Net income (loss) including noncontrolling interest					246	56,227	68,930
Net income (loss) attributable to RAAM Global					(1,068)	54,703	67,248
Net cash provided by operating activities					246	56,227	68,930
Change in investments between affiliates					(246)	(56,228)	(68,930)
Net cash used in investing activities					(246)	(56,228)	(68,930)
RAAM Global Energy Company [Member] | Restatement Adjustment [Member] | Investment In Sub Guarantors [Member]
Income (loss) from equity investment						56,228	68,930
Subsidiary Guarantors [Member]
Net oil and gas properties	664,284		664,284		640,675	604,822
Total other assets	2,560		2,560		2,230	4,923
Total assets	775,780		775,780		765,358	728,966
Deferred income taxes	133,198		133,198		133,002	107,761
Total other liabilities	161,887		161,887		212,107	136,892
Total liabilities	232,524		232,524		270,854	226,403
Total shareholders' equity attributable to RAAM	543,256		543,256		494,504	502,563
Total shareholders' equity	543,256		543,256		494,504	502,563
Total liabilities and shareholders' equity	775,780		775,780		765,358	728,966
Gas sales	15,033	13,465	30,947	29,537	61,619	82,446	75,527
Oil sales	22,012	29,307	47,950	56,961	116,591	108,667	79,763
Realized and unrealized gains (losses) on derivatives, net	5,726	15,902	(474)	22,319	20,769	13,650	17,417
Total revenues	42,771	58,674	78,423	108,817	198,979	204,763	172,707
Production taxes	1,755	2,283	3,776	4,676	9,100	9,696	5,451
Depreciation, depletion and amortization	16,912	42,836	34,330	61,347	115,278	70,481	53,860
Total operating expense	30,103	58,731	60,961	93,105	177,905	137,756	112,425
Income from operations	12,668	(57)	17,462	15,712	21,074	67,007	60,282
Interest expense, net	(81)	(157)	(510)	(186)	(1,933)	189	(2,995)
Total other income (expenses)	(114)	(134)	(507)	(156)	(2,832)	188	(4,204)
Income (loss) before taxes	12,554	(191)	16,955	15,556	18,242	67,195	56,078
Income tax provision (benefit)	1,200	(4,324)	(637)	(677)	19,310	16,243	(11,170)
Net income (loss) including noncontrolling interest	11,354	4,133	17,592	16,233	(1,068)	50,952	67,248
Net income (loss) attributable to RAAM Global	11,354	4,133	17,592	16,233	(1,068)	50,952	67,248
Net cash provided by operating activities			58,044	69,405	124,183	185,415	132,371
Change in investments between affiliates			32,499	(19,727)	(7,108)	46,245	69,691
Additions to oil and gas properties and equipment			(74,273)	(118,367)	(175,608)	(218,389)	(81,477)
Net cash used in investing activities			(24,539)	(137,276)	(157,460)	(169,555)	(12,688)
Subsidiary Guarantors [Member] | Scenario, Previously Reported [Member]
Net oil and gas properties					660,543	583,746
Total assets					785,227	707,890
Deferred income taxes					140,428	99,893
Total other liabilities					219,533	129,024
Total liabilities					278,280	218,535
Total shareholders' equity attributable to RAAM					506,947	489,355
Total shareholders' equity					506,947	489,355
Total liabilities and shareholders' equity					785,227	707,890
Gas sales					81,599	93,066	113,487
Oil sales					107,964	97,186	77,439
Total revenues					189,563	190,252	190,926
Depreciation, depletion and amortization					75,164	66,315	58,502
Derivative income					(2,296)	(1,700)	(555)
Total operating expense					126,395	122,194	111,061
Income from operations					63,168	68,058	79,865
Interest expense, net					(1,104)	(641)
Total other income (expenses)					(2,003)	(643)
Income (loss) before taxes					61,165	67,415	75,661
Income tax provision (benefit)					35,343	16,329	(3,524)
Net income (loss) including noncontrolling interest					25,822	51,086	79,185
Net income (loss) attributable to RAAM Global					25,822	51,086	79,185
Net cash provided by operating activities					125,013	184,585
Additions to oil and gas properties and equipment					(176,438)	(217,559)
Net cash used in investing activities					(158,290)	(168,725)
Subsidiary Guarantors [Member] | Restatement Adjustment [Member]
Net oil and gas properties					(19,868)	21,076
Total assets					(19,869)	21,076
Deferred income taxes					(7,426)	7,868
Total other liabilities					(7,426)	7,868
Total liabilities					(7,426)	7,868
Total shareholders' equity attributable to RAAM					(12,443)	13,208
Total shareholders' equity					(12,443)	13,208
Total liabilities and shareholders' equity					(19,869)	21,076
Gas sales					(19,980)	(10,620)	(37,960)
Oil sales					8,627	11,481	2,324
Realized and unrealized gains (losses) on derivatives, net					20,769	13,650	17,417
Total revenues					9,416	14,511	(18,219)
Production taxes					9,100	9,696	5,451
Depreciation, depletion and amortization					40,114	4,166	(4,642)
Derivative income					2,296	1,700	555
Total operating expense					51,510	15,562	1,364
Income from operations					(42,094)	(1,051)	(19,583)
Interest expense, net					(829)	830
Total other income (expenses)					(829)	831
Income (loss) before taxes					(42,923)	(220)	(19,583)
Income tax provision (benefit)					(16,033)	(86)	(7,646)
Net income (loss) including noncontrolling interest					(26,890)	(134)	(11,937)
Net income (loss) attributable to RAAM Global					(26,890)	(134)	(11,937)
Net cash provided by operating activities					(830)	830
Additions to oil and gas properties and equipment					830	(830)
Net cash used in investing activities					830	(830)
Non-Guarantor Subsidiary [Member]
Gas sales						2,145
Oil sales						2,242
Total revenues						4,387
Production taxes						264
Depreciation, depletion and amortization						4
Total operating expense						632
Income from operations						3,755
Income (loss) before taxes						3,755
Income tax provision (benefit)						3
Net income (loss) including noncontrolling interest						3,752
Net income (loss) attributable to RAAM Global						3,752
Net cash provided by operating activities						3,694
Change in investments between affiliates						(3,436)
Additions to oil and gas properties and equipment						(258)
Net cash used in investing activities						(3,694)
Non-Guarantor Subsidiary [Member] | Scenario, Previously Reported [Member]
Gas sales						2,021
Oil sales						2,102
Total revenues						4,123
Total operating expense						368
Non-Guarantor Subsidiary [Member] | Restatement Adjustment [Member]
Gas sales						124
Oil sales						140
Total revenues						264
Production taxes						264
Total operating expense						264
Non-Guarantor VIEs [Member]
Net oil and gas properties	12,930		12,930		13,229	11,085
Total assets	13,996		13,996		14,334	11,262
Deferred income taxes	956		956		396	4
Total other liabilities	1,138		1,138		560	127
Total liabilities	11,776		11,776		13,065	11,307
Total shareholders' equity attributable to RAAM	2,220		2,220		1,269	(45)
Total shareholders' equity	2,220		2,220		1,269	(45)
Total liabilities and shareholders' equity	13,996		13,996		14,334	11,262
Gas sales	773	390	1,545	699	1,916	1,760	2,611
Oil sales	857	680	1,841	1,124	2,913	1,779	2,289
Total revenues	1,630	1,070	3,386	1,823	4,829	3,539	4,900
Production taxes	65	57	134	89	214	145	86
Depreciation, depletion and amortization	754	742	1,490	1,218	2,459	960	2,201
Total operating expense	940	926	1,863	1,501	3,121	1,392	2,660
Income from operations	690	144	1,523	322	1,708	2,147	2,240
Income (loss) before taxes	690	144	1,523	322	1,708	2,147	2,240
Income tax provision (benefit)	259	58	572	119	394	623	558
Net income (loss) including noncontrolling interest	431	86	951	203	1,314	1,524	1,682
Net income (loss) attributable to RAAM Global	431	86	951	203	1,314	1,524	1,682
Net cash provided by operating activities			3,031	1,706	4,207	3,244	5,395
Change in investments between affiliates			(1,878)			5,622
Additions to oil and gas properties and equipment			(1,157)	(1,708)	(4,449)	(8,881)	(5,383)
Net cash used in investing activities			(3,035)	(1,708)	(4,212)	(3,259)	(5,383)
Non-Guarantor VIEs [Member] | Scenario, Previously Reported [Member]
Gas sales					1,832	1,681	2,557
Oil sales					2,783	1,713	2,257
Total revenues					4,615	3,394	4,814
Depreciation, depletion and amortization					2,460
Total operating expense					2,908	1,247	2,575
Non-Guarantor VIEs [Member] | Restatement Adjustment [Member]
Gas sales					84	79	54
Oil sales					130	66	32
Total revenues					214	145	86
Production taxes					214	145	86
Depreciation, depletion and amortization					(1)
Total operating expense					213	145	85
Eliminations [Member]
Total other assets	(545,476)		(545,476)		(495,773)	(502,518)
Total assets	(557,162)		(557,162)		(509,371)	(513,861)
Total liabilities	(11,686)		(11,686)		(13,598)	(11,343)
Total shareholders' equity attributable to RAAM	(545,476)		(545,476)		(495,773)	(502,518)
Total shareholders' equity	(545,476)		(545,476)		(495,773)	(502,518)
Total liabilities and shareholders' equity	(557,162)		(557,162)		(509,371)	(513,861)
Income (loss) from equity investment	(11,785)	(4,219)	(18,543)	(16,436)	(246)
Total other income (expenses)	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Income (loss) before taxes	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Net income (loss) including noncontrolling interest	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Net income (loss) attributable to RAAM Global	(11,785)	(4,219)	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Net cash provided by operating activities			(18,543)	(16,436)	(246)	(56,228)	(68,930)
Change in investments between affiliates			18,543	16,436	246	56,228	68,930
Net cash used in investing activities			18,543	16,436	246	56,228	68,930
Eliminations [Member] | Investment In Subsidiaries [Member]
Income (loss) from equity investment						(56,228)	(68,930)
Eliminations [Member] | Investment In Sub Guarantors [Member]
Income (loss) from equity investment						(56,228)	(68,930)
Eliminations [Member] | Scenario, Previously Reported [Member]
Total other assets					(113,477)	(113,477)
Total assets					(127,075)	(124,820)
Total shareholders' equity attributable to RAAM					(113,477)	(113,477)
Total shareholders' equity					(113,477)	(113,477)
Total liabilities and shareholders' equity					(127,075)	(124,820)
Eliminations [Member] | Restatement Adjustment [Member]
Total other assets					(382,296)	(389,041)
Total assets					(382,296)	(389,041)
Total shareholders' equity attributable to RAAM					(382,296)	(389,041)
Total shareholders' equity					(382,296)	(389,041)
Total liabilities and shareholders' equity					(382,296)	(389,041)
Income (loss) from equity investment					(246)
Total other income (expenses)					(246)	(56,228)	(68,930)
Income (loss) before taxes					(246)	(56,228)	(68,930)
Net income (loss) including noncontrolling interest					(246)	(56,228)	(68,930)
Net income (loss) attributable to RAAM Global					(246)	(56,228)	(68,930)
Net cash provided by operating activities					(246)	(56,228)	(68,930)
Change in investments between affiliates					246	56,228	68,930
Net cash used in investing activities					246	56,228	68,930
Eliminations [Member] | Restatement Adjustment [Member] | Investment In Sub Guarantors [Member]
Income (loss) from equity investment						$ (56,228)	$ (68,930)